                                                              File Nos. 33-39702
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 22

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 68

           SEPARATE ACCOUNT VA-K OF ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
        ---
         X   on May 1, 2002 pursuant to paragraph (b) of Rule 485
        ---
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ---
             on (date) pursuant to paragraph (a)(1) of Rule 485
        ---
              this post-effective amendment designates a new effective
        ---
              date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUSES
1                   Cover Page

2                   Special Terms

3                   Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                    Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4                   Condensed Financial Information; Performance Information

5                   Prospectus A: Description of the Companies, the Separate Account and the Underlying Investment Companies
                    Prospectus B: Description of the Companies, the Variable Accounts and the Underlying Investment Companies

6                   Charges and Deductions

7                   Prospectus A: The Variable Annuity Policies
                    Prospectus B: Description of the Contract

8                   Prospectus A: The Variable Annuity Policies
                    Prospectus B: Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity Payout
                    Options;  Annuity Benefit Payments

9                   Death Benefit

10                  Prospectus A: Purchase Payments; Computation of Policy Values and Annuity Payments
                    Prospectus B: Payments; Computation of Values; Distribution

11                  Prospectus A: Surrender; Partial Redemption
                    Prospectus B: Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                    Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.     CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
15                    Cover Page

16                    Table of Contents

17                    General Information and History

18                    Services

19                    Underwriters

20                    Underwriters

21                    Performance Information

22                    Annuity Benefit Payments

23                    Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3018-91) and First Allmerica Financial Life Insurance Company (Form A3018-94). Neither of these policies is currently being sold. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
AIT Core Equity Fund                             Delaware VIP Growth Opportunities Series
AIT Equity Index Fund
AIT Government Bond Fund                         DELAWARE GROUP PREMIUM FUND
AIT Money Market Fund                            Delaware VIP International Value Equity Series
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund             EATON VANCE VARIABLE TRUST
AIT Select Emerging Markets Fund                 Eaton Vance VT Floating-Rate Income Fund
AIT Select Growth Fund
AIT Select Growth and Income Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Select International Equity Fund             Fidelity VIP Equity-Income Portfolio
AIT Select Investment Grade Income Fund          Fidelity VIP Growth Portfolio
AIT Select Strategic Growth Fund                 Fidelity VIP High Income Portfolio
AIT Select Strategic Income Fund                 Fidelity VIP Overseas Portfolio
AIT Select Value Opportunity Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP II Asset Manager Portfolio
(SERIES I SHARES)
AIM V.I. Aggressive Growth Fund                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM V.I. Blue Chip Fund                          (SERVICE CLASS 2)
AIM V.I. Premier Equity Fund                     Fidelity VIP II Contrafund-Registered Trademark-
AIM VARIABLE INSURANCE FUNDS                     Portfolio
(SERIES II SHARES)                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM V.I. Basic Value Fund                        (SERVICE CLASS 2)
AIM V.I. Capital Development Fund                Fidelity VIP III Growth Opportunities Portfolio
                                                 Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     Fidelity VIP III Value Strategies Portfolio
(CLASS B)
AllianceBernstein Small Cap Value Portfolio      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AllianceBernstein Value Portfolio                (CLASS 2)
Alliance Growth and Income Portfolio             FT VIP Franklin Growth and Income Securities Fund
Alliance Premier Growth Portfolio                FT VIP Franklin Large Cap Growth Securities Fund
                                                 FT VIP Franklin Small Cap Fund
                                                 FT VIP Mutual Shares Securities Fund
                                                 FT VIP Templeton Foreign Securities Fund



                                               (CONTINUING TO THE NEXT PAGE)


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

(CONT.)


INVESCO VARIABLE INVESTMENT FUNDS, INC.          PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VIF Health Sciences Fund                 Pioneer Emerging Markets VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)              Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Growth Portfolio                     SCUDDER VARIABLE SERIES II
Janus Aspen Growth and Income Portfolio          Scudder Technology Growth Portfolio
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE     SVS Dreman Financial Services Portfolio
TRUST-SM- (SERVICE CLASS)                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS-Registered Trademark- Mid Cap Growth Series  T. Rowe Price International Stock Portfolio
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
SHARES)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA


Information specific to ExecAnnuity Plus '91 (A3018-91 and A3018-94) is set forth in Appendix B. Owners of these policies should review this Appendix first.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF THE POLICY FEATURES..............................        19
PERFORMANCE INFORMATION.....................................        22
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        32
INVESTMENT OBJECTIVES AND POLICIES..........................        35
WHAT IS AN ANNUITY?.........................................        39
CHARGES AND DEDUCTIONS......................................        39
  SURRENDER CHARGE..........................................        39
        Charge for Surrender and Partial Redemptions........        40
        Free Withdrawal Amounts.............................        40
        Life Expectancy Distributions.......................        41
        Charge at the Time Annuity Benefit Payments Begin...        42
        Sales Expense.......................................        42
  PREMIUM TAXES.............................................        42
  POLICY FEE................................................        43
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT
    (M-GAP) RIDER...........................................        43
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS............        43
        Mortality and Expense Risk Charge...................        43
        Administrative Expense Charge.......................        43
        Transfer Charge.....................................        44
        Other Charges.......................................        44
THE VARIABLE ANNUITY POLICIES...............................        44
  PURCHASE PAYMENTS.........................................        44
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        45
  RIGHT TO CANCEL ALL OTHER POLICIES........................        45
  TELEPHONE TRANSACTION PRIVILEGE...........................        46
  TRANSFER PRIVILEGE........................................        46
  SURRENDER.................................................        47
  PARTIAL REDEMPTION........................................        48
  DEATH BENEFIT.............................................        48
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        49
  ASSIGNMENT................................................        49
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        50
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        51
  NORRIS DECISION...........................................        52
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT
    PAYMENTS................................................        52
FEDERAL TAX CONSIDERATIONS..................................        54
  GENERAL...................................................        54
        The Company.........................................        54
        Diversification Requirements........................        54
        Investor Control....................................        55
  QUALIFIED AND NON-QUALIFIED POLICIES......................        55
  TAXATION OF THE POLICIES IN GENERAL.......................        55
        Withdrawals Prior to Annuitization..................        55
        Annuity Payouts After Annuitization.................        55
        Penalty on Distribution.............................        56
        Assignments or Transfers............................        56
        Nonnatural Owners...................................        56

        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        56
  TAX WITHHOLDING...........................................        57
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        57
        Self-Employed Pension and Profit Sharing Plans......        57
        Individual Retirement Annuities.....................        57
        Tax-Sheltered Annuities.............................        58
        Texas Optional Retirement Program...................        58
LOANS (QUALIFIED POLICIES ONLY).............................        58
STATEMENTS AND REPORTS......................................        59
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        59
VOTING RIGHTS...............................................        60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        60
LEGAL MATTERS...............................................        61
FURTHER INFORMATION.........................................        61
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT....       A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS
 THEREOF) ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
 COMPANY POLICY NO. A3018-94 FIRST ALLMERICA FINANCIAL LIFE
 INSURANCE COMPANY..........................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA
 FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)..............       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST
 ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................        11
PERFORMANCE INFORMATION.....................................        13
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies (Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.


UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("Delaware VIP"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of

Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the AIT Core Equity Fund, AIT Money Market Fund, AIT Equity Index Fund or AIT Select Growth and Income Fund.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policy. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Policies, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes may be applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



                                                              POLICY YEAR MEASURED
                                                                  FROM DATE OF
                                                                PURCHASE PAYMENT      CHARGE
(1) POLICY CHARGES:                                           --------------------    ------
                                                                      0-2               8%
                                                                       3                7%
                                                                       4                6%
                                                                       5                5%
                                                                       6                4%
                                                                       7                3%
                                                                       8                2%
                                                                       9                1%
                                                                  More than 9           0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be
  assessed upon surrender, withdrawal or annuitization
  under any period certain option. The charge is a
  percentage of payments withdrawn (in excess of any
  amount that is free of surrender charge) within the
  indicated time period.

*From time to time the Company may allow a reduction of the surrender charge or the period during which the charge applies, or both, when Policies are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the
Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.

TRANSFER CHARGE:                                                                       None
  The Company currently makes no charge for processing
  transfers and Guarantees that the first 12 transfers in
  a Policy year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  Right to assess a charge, guaranteed never to exceed
  $25, to reimburse the Company for the costs of
  processing the transfer.

ANNUAL POLICY FEE:                                                                     $30
  During the accumulation phase, a Policy fee equal to the
  lesser of $30 or 3% is deducted annually and upon
  surrender when Accumulated Value is $50,000 or less. The
  fee is waived for Policies issued to and maintained by
  the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  If you elected one of the following riders prior to
  their discontinuance on 1/31/02, the charge is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                0.25%
      Rider with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                0.15%
      Rider with a fifteen-year waiting period:



For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.



(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                            1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                0.20%
                                                                ------
  TOTAL ANNUAL EXPENSES:                                        1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES:


Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
AIT Core Equity Fund (Service
 Shares)..............................        0.55%              0.15%              0.06%            0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)..............................        0.28%              0.15%              0.06%            0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)..............................        0.50%              0.15%              0.08%            0.73%(1)
AIT Money Market Fund (Service
 Shares)..............................        0.31%              0.15%              0.05%            0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares).....................        0.83%              0.15%              0.07%            1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).....................        0.88%              0.15%              0.06%            1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares).....................        1.35%              0.15%              0.34%            1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)..............................        0.79%              0.15%              0.06%            1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares).....................        0.68%              0.15%              0.05%            0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares).....................        0.89%              0.15%              0.12%            1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)................        0.41%              0.15%              0.06%            0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares).....................        0.85%              0.15%              0.29%            1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares).....................        0.58%              0.15%              0.39%            1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares).....................        0.87%              0.15%              0.05%            1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares)....................        0.80%              0.00%              0.41%            1.21%(3)
AIM V.I. Blue Chip Fund (Series I
 Shares)..............................        0.75%              0.00%              0.51%            1.26%(3)
AIM V.I. Premier Equity Fund (Series I
 Shares)..............................        0.60%              0.00%              0.25%            0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)..............................        0.73%              0.15%              0.57%            1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)...................        0.75%              0.25%              0.41%            1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B)..................        0.25%              0.25%              0.95%            1.45%(5)
AllianceBernstein Value Portfolio
 (Class B)............................        0.25%              0.25%              0.95%            1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%              0.25%              0.04%            0.92%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%              0.25%              0.04%            1.29%
Delaware VIP Growth Opportunities
 Series (Service Class)...............        0.75%              0.15%              0.12%            1.02%(6)
Delaware VIP International Value
 Equity Series........................        0.84%              0.00%              0.16%            1.00%(7)
Eaton Vance VT Floating-Rate Income
 Fund.................................        0.58%              0.25%              0.50%            1.33%(8)
Fidelity VIP Equity-Income
 Portfolio............................        0.48%              0.00%              0.10%            0.58%(9)

                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
Fidelity VIP Growth Portfolio.........        0.58%              0.00%              0.10%            0.68%(9)
Fidelity VIP High Income Portfolio....        0.58%              0.00%              0.13%            0.71%(9)
Fidelity VIP Overseas Portfolio.......        0.73%              0.00%              0.19%            0.92%(9)
Fidelity VIP II Asset Manager
 Portfolio............................        0.53%              0.00%              0.11%            0.64%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2).............................        0.58%              0.25%              0.11%            0.94%(10)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)..........        0.58%              0.25%              0.12%            0.95%(10)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2)....................        0.58%              0.25%              0.11%            0.94%(10)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)..........        0.58%              0.25%              0.26%            1.09%(11)
FT VIP Franklin Growth and Income
 Securities Fund......................        0.48%              0.25%              0.03%            0.76%(12)(13)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)............        0.75%              0.25%              0.03%            1.03%(12)(13)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%              0.25%              0.31%            1.09%(12)(14)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%              0.25%              0.19%            1.04%(12)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%              0.25%              0.22%            1.16%(12)(14)
INVESCO VIF Health Sciences Fund......        0.75%              0.00%              0.31%            1.06%(15)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%              0.25%              0.01%            0.91%(16)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%              0.25%              0.05%            0.95%(16)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class)........        0.75%              0.25%              0.15%            1.15%(17)(18)
MFS-Registered Trademark- New
 Discovery Series (Service Class).....        0.90%              0.25%              0.16%            1.31%(17)(18)
MFS-Registered Trademark- Total Return
 Series (Service Class)...............        0.75%              0.25%              0.14%            1.14%(17)
MFS-Registered Trademark- Utilities
 Series (Service Class)...............        0.75%              0.25%              0.18%            1.18%(17)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares).............        0.64%              0.25%              0.02%            0.91%(19)
Oppenheimer Global Securities Fund/VA
 (Service Shares).....................        0.64%              0.25%              0.06%            0.95%(19)
Oppenheimer High Income Fund/VA
 (Service Shares).....................        0.74%              0.25%              0.07%            1.06%(19)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares)......        0.68%              0.25%              0.05%            0.98%(19)
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares).............        0.72%              0.25%              0.04%            1.01%(19)(20)
Pioneer Emerging Markets VCT Portfolio
 (Class II)...........................        0.09%              0.25%              1.56%            1.90%(21)
Pioneer Real Estate Shares VCT
 Portfolio (Class II).................        0.80%              0.25%              0.47%            1.52%
Scudder Technology Growth Portfolio...        0.74%              0.00%              0.07%            0.81%(22)
SVS Dreman Financial Services
 Portfolio............................        0.75%              0.00%              0.11%            0.86%(22)
T. Rowe Price International Stock
 Portfolio............................        1.05%              0.00%              0.00%            1.05%(23)



*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Policy owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.



Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund,1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, Total Annual Fund Operating Expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.



(6)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.



(7)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001were 1.01% for Delaware VIP International Value Equity Series.



(8)As adjusted for material changes.



(9)Actual annual Class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for Fidelity VIP Overseas Portfolio, 0.63% for Fidelity VIP II Asset Manager Portfolio, and 0.70% for Fidelity VIP High Income Portfolio.



(10)Actual annual service Class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were:
0.90% for Fidelity VIP II Contrafund Portfolio, 0.88% for Fidelity VIP III Mid Cap Portfolio, and 0.93% Fidelity VIP III Growth Opportunities Portfolio.



(11)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.



Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



(12)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(13)The Fund administration fee is paid indirectly through the management fee.



(14)For FT VIP Franklin Small Cap Fund and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01% and 1.15%, respectively.

(15)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(16)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(17)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service Class shares (These fees are referred to as distribution fees).



MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series, and 1.17% for MFS-Registered Trademark- Utilities Series.



(18)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement "Total Expenses" would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.



(19)Effective May 1, 2002, 12b-1 fees are 0.25%.



(20)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.



(21)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, "Total Expenses" attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.



(22)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth(0.95%).



(23)Management Fees include ordinary, recurring operating expenses.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses, which an Owner of ExecAnnuity '93 (A3021-93) would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Fund expenses, including any waivers/ reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Policy fee is reflected in the examples by a method designed to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.05%, and the amount of the Policy fee is assumed to be $0.50 in the examples. The Policy fee is only deducted when the Accumulated Value is less than $50,000. Lower costs apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts. Owners of ExecAnnuity '91 (A3018-91 and A3018-94) should review the expenses examples in Appendix B.)

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $139       $171       $260
AIT Equity Index Fund......................................    $ 94       $131       $157       $232
AIT Government Bond Fund...................................    $ 97       $138       $169       $256
AIT Money Market Fund......................................    $ 95       $132       $158       $234
AIT Select Aggressive Growth Fund..........................    $100       $147       $186       $289
AIT Select Capital Appreciation Fund.......................    $100       $148       $188       $292
AIT Select Emerging Markets Fund...........................    $107       $169       $223       $363
AIT Select Growth Fund.....................................    $ 99       $146       $183       $284
AIT Select Growth and Income Fund..........................    $ 98       $142       $177       $272
AIT Select International Equity Fund.......................    $101       $150       $191       $299
AIT Select Investment Grade Income Fund....................    $ 96       $135       $164       $245
AIT Select Strategic Growth Fund...........................    $102       $154       $197       $312
AIT Select Strategic Income Fund...........................    $100       $149       $189       $295
AIT Select Value Opportunity Fund..........................    $100       $148       $187       $290
AIM V.I. Aggressive Growth Fund............................    $101       $152       $193       $304
AIM V.I. Blue Chip Fund....................................    $102       $153       $196       $309
AIM V.I. Premier Equity Fund...............................    $ 98       $141       $176       $269
AIM V.I. Basic Value Fund..................................    $103       $158       $205       $327
AIM V.I. Capital Development Fund..........................    $103       $157       $203       $323
AllianceBernstein Small Cap Value Portfolio................    $103       $158       $205       $327
AllianceBernstein Value Portfolio..........................    $103       $158       $205       $327
Alliance Growth and Income Portfolio.......................    $ 98       $143       $179       $276
Alliance Premier Growth Portfolio..........................    $102       $154       $197       $312
Delaware VIP Growth Opportunities Series...................    $ 99       $146       $184       $286
Delaware VIP International Value Equity Series.............    $ 99       $146       $183       $284
Eaton Vance VT Floating-Rate Income Fund...................    $102       $155       $199       $316
Fidelity VIP Equity-Income Portfolio.......................    $ 95       $134       $162       $241
Fidelity VIP Growth Portfolio..............................    $ 96       $137       $167       $251
Fidelity VIP High Income Portfolio.........................    $ 96       $138       $168       $254
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $179       $276

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $136       $165       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 99       $144       $180       $278
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $144       $181       $279
Fidelity VIP III Mid Cap Portfolio.........................    $ 99       $144       $180       $278
Fidelity VIP III Value Strategies Portfolio................    $100       $148       $188       $292
FT VIP Franklin Growth and Income Securities Fund..........    $ 97       $139       $171       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 99       $147       $185       $287
FT VIP Franklin Small Cap Fund.............................    $100       $148       $188       $292
FT VIP Mutual Shares Securities Fund.......................    $ 99       $147       $185       $288
FT VIP Templeton Foreign Securities Fund...................    $101       $150       $191       $299
INVESCO VIF Health Sciences Fund...........................    $100       $147       $186       $290
Janus Aspen Growth Portfolio...............................    $ 98       $143       $179       $275
Janus Aspen Growth and Income Portfolio....................    $ 99       $144       $181       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $101       $150       $191       $298
MFS-Registered Trademark- New Discovery Series.............    $102       $154       $198       $314
MFS-Registered Trademark- Total Return Series..............    $100       $150       $190       $297
MFS-Registered Trademark- Utilities Series.................    $101       $151       $192       $301
Oppenheimer Capital Appreciation Fund/VA...................    $ 98       $143       $179       $275
Oppenheimer Global Securities Fund/VA......................    $ 99       $144       $181       $279
Oppenheimer High Income Fund/VA............................    $100       $147       $186       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $ 99       $145       $182       $282
Oppenheimer Multiple Strategies Fund/VA....................    $ 99       $146       $184       $285
Pioneer Emerging Markets VCT Portfolio.....................    $107       $171       $226       $368
Pioneer Real Estate Shares VCT Portfolio...................    $104       $160       $208       $334
Scudder Technology Growth Portfolio........................    $ 97       $140       $174       $265
SVS Dreman Financial Services Portfolio....................    $ 98       $142       $176       $270
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289



If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:



(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 99       $146       $184       $285
AIT Equity Index Fund......................................    $ 97       $138       $170       $257
AIT Government Bond Fund...................................    $ 99       $145       $182       $282
AIT Money Market Fund......................................    $ 97       $139       $171       $260
AIT Select Aggressive Growth Fund..........................    $102       $154       $198       $313
AIT Select Capital Appreciation Fund.......................    $102       $155       $200       $317
AIT Select Emerging Markets Fund...........................    $109       $176       $234       $385
AIT Select Growth Fund.....................................    $101       $153       $195       $308
AIT Select Growth and Income Fund..........................    $100       $149       $190       $296
AIT Select International Equity Fund.......................    $103       $157       $203       $323
AIT Select Investment Grade Income Fund....................    $ 98       $142       $177       $271
AIT Select Strategic Growth Fund...........................    $104       $161       $209       $336
AIT Select Strategic Income Fund...........................    $103       $156       $201       $319
AIT Select Value Opportunity Fund..........................    $102       $155       $199       $315
AIM V.I. Aggressive Growth Fund............................    $103       $158       $206       $328

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIM V.I. Blue Chip Fund....................................    $104       $160       $208       $333
AIM V.I. Premier Equity Fund...............................    $100       $148       $188       $293
AIM V.I. Basic Value Fund..................................    $106       $165       $217       $350
AIM V.I. Capital Development Fund..........................    $105       $164       $215       $347
AllianceBernstein Small Value Portfolio....................    $106       $165       $217       $350
AllianceBernstein Value Portfolio..........................    $106       $165       $217       $350
Alliance Growth and Income Portfolio.......................    $101       $150       $191       $300
Alliance Premier Growth Portfolio..........................    $104       $161       $209       $336
Delaware VIP Growth Opportunities Series...................    $102       $153       $196       $310
Delaware VIP International Value Equity Series.............    $101       $153       $195       $308
Eaton Vance VT Floating-Rate Income Fund...................    $104       $162       $211       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 98       $141       $175       $267
Fidelity VIP Growth Portfolio..............................    $ 98       $144       $180       $277
Fidelity VIP High Income Portfolio.........................    $ 99       $145       $181       $280
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $143       $178       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $151       $192       $302
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
Fidelity VIP III Mid Cap Portfolio.........................    $101       $151       $192       $302
Fidelity VIP III Value Strategies Portfolio................    $102       $155       $200       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 99       $146       $184       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $102       $154       $197       $311
FT VIP Franklin Small Cap Fund.............................    $102       $155       $200       $317
FT VIP Mutual Shares Securities Fund.......................    $102       $154       $197       $312
FT VIP Templeton Foreign Securities Fund...................    $103       $157       $203       $323
INVESCO VIF Health Sciences Fund...........................    $102       $154       $198       $314
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $299
Janus Aspen Growth and Income Portfolio....................    $101       $151       $193       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $103       $157       $203       $322
MFS-Registered Trademark- New Discovery Series.............    $104       $161       $210       $337
MFS-Registered Trademark- Total Return Series..............    $103       $157       $202       $321
MFS-Registered Trademark- Utilities Series.................    $103       $158       $204       $325
Oppenheimer Capital Appreciation Fund/VA...................    $101       $150       $191       $299
Oppenheimer Global Securities Fund/VA......................    $101       $151       $193       $303
Oppenheimer High Income Fund/VA............................    $102       $154       $198       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $101       $152       $194       $306
Oppenheimer Multiple Strategies Fund/VA....................    $102       $153       $196       $309
Pioneer Emerging Markets VCT Portfolio.....................    $110       $177       $237       $391
Pioneer Real Estate Shares VCT Portfolio...................    $106       $167       $220       $357
Scudder Technology Growth Portfolio........................    $100       $147       $186       $290
SVS Dreman Financial Services Portfolio....................    $100       $149       $189       $294
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313



(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $23        $ 71       $121       $260
AIT Equity Index Fund......................................    $20        $ 62       $107       $232
AIT Government Bond Fund...................................    $23        $ 70       $119       $256
AIT Money Market Fund......................................    $20        $ 63       $108       $234

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Select Aggressive Growth Fund..........................    $26        $ 79       $136       $289
AIT Select Capital Appreciation Fund.......................    $26        $ 81       $138       $292
AIT Select Emerging Markets Fund...........................    $34        $103       $174       $363
AIT Select Growth Fund.....................................    $25        $ 78       $133       $284
AIT Select Growth and Income Fund..........................    $24        $ 74       $127       $272
AIT Select International Equity Fund.......................    $27        $ 83       $141       $299
AIT Select Investment Grade Income Fund....................    $22        $ 66       $114       $245
AIT Select Strategic Growth Fund...........................    $28        $ 87       $147       $312
AIT Select Strategic Income Fund...........................    $27        $ 81       $139       $295
AIT Select Value Opportunity Fund..........................    $26        $ 80       $137       $290
AIM V.I. Aggressive Growth Fund............................    $27        $ 84       $143       $304
AIM V.I. Blue Chip Fund....................................    $28        $ 86       $146       $309
AIM V.I. Premier Equity Fund...............................    $24        $ 73       $126       $269
AIM V.I. Basic Value Fund..................................    $30        $ 91       $155       $327
AIM V.I. Capital Development Fund..........................    $29        $ 90       $153       $323
AllianceBernstein Small Cap Value Portfolio................    $30        $ 91       $155       $327
AllianceBernstein Value Portfolio..........................    $30        $ 91       $155       $327
Alliance Growth and Income Portfolio.......................    $25        $ 75       $129       $276
Alliance Premier Growth Portfolio..........................    $28        $ 87       $147       $312
Delaware VIP Growth Opportunities Series...................    $26        $ 78       $134       $286
Delaware VIP International Value Equity Series.............    $25        $ 78       $133       $284
Eaton Vance VT Floating-Rate Income Fund...................    $29        $ 88       $149       $316
Fidelity VIP Equity-Income Portfolio.......................    $21        $ 65       $112       $241
Fidelity VIP Growth Portfolio..............................    $22        $ 68       $117       $251
Fidelity VIP High Income Portfolio.........................    $22        $ 69       $118       $254
Fidelity VIP Overseas Portfolio............................    $25        $ 75       $129       $276
Fidelity VIP II Asset Manager Portfolio....................    $22        $ 67       $115       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $25        $ 76       $130       $278
Fidelity VIP III Growth Opportunities Portfolio............    $25        $ 76       $131       $279
Fidelity VIP III Mid Cap Portfolio.........................    $25        $ 76       $130       $278
Fidelity VIP III Value Strategies Portfolio................    $26        $ 81       $138       $292
FT VIP Franklin Growth and Income Securities Fund..........    $23        $ 71       $121       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $26        $ 79       $135       $287
FT VIP Franklin Small Cap Fund.............................    $26        $ 81       $138       $292
FT VIP Mutual Shares Securities Fund.......................    $26        $ 79       $135       $288
FT VIP Templeton Foreign Securities Fund...................    $27        $ 83       $141       $299
INVESCO VIF Health Sciences Fund...........................    $26        $ 80       $136       $290
Janus Aspen Growth Portfolio...............................    $24        $ 75       $129       $275
Janus Aspen Growth and Income Portfolio....................    $25        $ 76       $131       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $27        $ 82       $141       $298
MFS-Registered Trademark- New Discovery Series.............    $28        $ 87       $148       $314
MFS-Registered Trademark- Total Return Series..............    $27        $ 82       $140       $297
MFS-Registered Trademark- Utilities Series.................    $27        $ 83       $142       $301
Oppenheimer Capital Appreciation Fund/VA...................    $24        $ 75       $129       $275
Oppenheimer Global Securities Fund/VA......................    $25        $ 76       $131       $279
Oppenheimer High Income Fund/VA............................    $26        $ 80       $136       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $25        $ 77       $132       $282
Oppenheimer Multiple Strategies Fund/VA....................    $25        $ 78       $134       $285
Pioneer Emerging Markets VCT Portfolio.....................    $34        $104       $177       $368
Pioneer Real Estate Shares VCT Portfolio...................    $30        $ 93       $159       $334
Scudder Technology Growth Portfolio........................    $23        $ 72       $124       $265
SVS Dreman Financial Services Portfolio....................    $24        $ 74       $126       $270
T. Rowe Price International Stock Portfolio................    $26        $ 79       $136       $289

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:



(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 78       $134       $285
AIT Equity Index Fund......................................    $23        $ 70       $120       $257
AIT Government Bond Fund...................................    $25        $ 77       $132       $282
AIT Money Market Fund......................................    $23        $ 71       $121       $260
AIT Select Aggressive Growth Fund..........................    $28        $ 87       $148       $313
AIT Select Capital Appreciation Fund.......................    $29        $ 88       $150       $317
AIT Select Emerging Markets Fund...........................    $36        $110       $186       $385
AIT Select Growth Fund.....................................    $28        $ 85       $145       $308
AIT Select Growth and Income Fund..........................    $27        $ 82       $140       $296
AIT Select International Equity Fund.......................    $29        $ 90       $153       $323
AIT Select Investment Grade Income Fund....................    $24        $ 74       $127       $271
AIT Select Strategic Growth Fund...........................    $31        $ 94       $160       $336
AIT Select Strategic Income Fund...........................    $29        $ 89       $151       $319
AIT Select Value Opportunity Fund..........................    $29        $ 87       $149       $315
AIM V.I. Aggressive Growth Fund............................    $30        $ 92       $156       $328
AIM V.I. Blue Chip Fund....................................    $30        $ 93       $158       $333
AIM V.I. Premier Equity Fund...............................    $26        $ 81       $138       $293
AIM V.I. Basic Value Fund..................................    $32        $ 99       $167       $350
AIM V.I. Capital Development Fund..........................    $32        $ 97       $165       $347
AllianceBernstein Small Value Portfolio....................    $32        $ 99       $167       $350
AllianceBernstein Value Portfolio..........................    $32        $ 99       $167       $350
Alliance Growth and Income Portfolio.......................    $27        $ 83       $141       $300
Alliance Premier Growth Portfolio..........................    $31        $ 94       $160       $336
Delaware VIP Growth Opportunities Series...................    $28        $ 86       $146       $310
Delaware VIP International Value Equity Series.............    $28        $ 85       $145       $308
Eaton Vance VT Floating-Rate Income Fund...................    $31        $ 95       $162       $339
Fidelity VIP Equity-Income Portfolio.......................    $24        $ 73       $125       $267
Fidelity VIP Growth Portfolio..............................    $25        $ 76       $130       $277
Fidelity VIP High Income Portfolio.........................    $25        $ 77       $131       $280
Fidelity VIP Overseas Portfolio............................    $27        $ 83       $141       $300
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 75       $128       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 84       $142       $302
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
Fidelity VIP III Mid Cap Portfolio.........................    $27        $ 84       $142       $302
Fidelity VIP III Value Strategies Portfolio................    $29        $ 88       $150       $317
FT VIP Franklin Growth and Income Securities Fund..........    $25        $ 78       $134       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Fund.............................    $29        $ 88       $150       $317
FT VIP Mutual Shares Securities Fund.......................    $28        $ 87       $147       $312
FT VIP Templeton Foreign Securities Fund...................    $29        $ 90       $153       $323
INVESCO VIF Health Sciences Fund...........................    $28        $ 87       $148       $314
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $299
Janus Aspen Growth and Income Portfolio....................    $27        $ 84       $143       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 90       $153       $322

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
MFS-Registered Trademark- New Discovery Series.............    $31        $ 95       $161       $337
MFS-Registered Trademark- Total Return Series..............    $29        $ 89       $152       $321
MFS-Registered Trademark- Utilities Series.................    $30        $ 91       $154       $325
Oppenheimer Capital Appreciation Fund/VA...................    $27        $ 83       $141       $299
Oppenheimer Global Securities Fund/VA......................    $27        $ 84       $143       $303
Oppenheimer High Income Fund/VA............................    $28        $ 87       $148       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $28        $ 85       $144       $306
Oppenheimer Multiple Strategies Fund/VA....................    $28        $ 86       $146       $309
Pioneer Emerging Markets VCT Portfolio.....................    $37        $112       $189       $391
Pioneer Real Estate Shares VCT Portfolio...................    $33        $101       $171       $357
Scudder Technology Growth Portfolio........................    $26        $ 80       $136       $290
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $139       $294
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313



* The Policy fee is not deducted after annuitization. No surrender charge is assessed at the time of annuitization under any life contingency option.

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.


SEPARATE ACCOUNT: You have a choice of investing in the following fifty-seven Underlying Funds:



ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS
AIT Core Equity Fund                             B)
AIT Equity Index Fund                            AllianceBernstein Small Cap Value Portfolio
AIT Government Bond Fund                         AllianceBernstein Value Portfolio
AIT Money Market Fund                            Alliance Growth and Income Portfolio
AIT Select Aggressive Growth Fund                Alliance Premier Growth Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund                 DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
AIT Select Growth Fund                           Delaware VIP Growth Opportunities Series
AIT Select Growth and Income Fund
AIT Select International Equity Fund             DELAWARE GROUP PREMIUM FUND
AIT Select Investment Grade Income Fund          Delaware VIP International Value Equity Series
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund                 EATON VANCE VARIABLE TRUST
AIT Select Value Opportunity Fund                Eaton Vance VT Floating-Rate Income Fund
AIM VARIABLE INSURANCE FUNDS                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
(SERIES I SHARES)                                Fidelity VIP Equity-Income Portfolio
AIM V.I. Aggressive Growth Fund                  Fidelity VIP Growth Portfolio
AIM V.I. Blue Chip Fund                          Fidelity VIP High Income Portfolio
AIM V.I. Premier Equity Fund                     Fidelity VIP Overseas Portfolio
AIM VARIABLE INSURANCE FUNDS                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
(SERIES II SHARES)                               Fidelity VIP II Asset Manager Portfolio
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                                                 (SERVICE CLASS 2)
                                                 Fidelity VIP II Contrafund-Registered Trademark-
                                                 Portfolio



                                                   (CONTINUING TO THE NEXT PAGE)

(CONT.)



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
(SERVICE CLASS 2)                                TRUST-SM- (SERVICE CLASS)
Fidelity VIP III Growth Opportunities Portfolio  MFS Mid Cap Growth Series
Fidelity VIP III Mid Cap Portfolio               MFS-Registered Trademark- New Discovery Series
Fidelity VIP III Value Strategies Portfolio      MFS-Registered Trademark- Total Return Series
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   MFS-Registered Trademark- Utilities Series
TRUST (CLASS 2)                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
FT VIP Franklin Growth and Income Securities     (SERVICE SHARES)
Fund                                             Oppenheimer Capital Appreciation Fund/VA
FT VIP Franklin Large Cap Growth Securities      Oppenheimer Global Securities Fund/VA
Fund                                             Oppenheimer High Income Fund/VA
FT VIP Franklin Small Cap Fund                   Oppenheimer Main Street Growth & Income Fund/VA
FT VIP Mutual Shares Securities Fund             Oppenheimer Multiple Strategies Fund/VA
FT VIP Templeton Foreign Securities Fund         PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VARIABLE INVESTMENT FUNDS, INC.          Pioneer Emerging Markets VCT Portfolio
INVESCO VIF Health Sciences Fund                 Pioneer Real Estate Shares VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)              SCUDDER VARIABLE SERIES II
Janus Aspen Growth Portfolio                     Scudder Technology Growth Portfolio
Janus Aspen Growth and Income Portfolio          SVS Dreman Financial Services Portfolio
                                                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                 T. Rowe Price International Stock Portfolio


Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING INVESTMENT COMPANIES. The accompanying prospectuses of the Underlying Investment Companies describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS


Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging) which gradually moves money to one or more of the Underlying Funds and Automatic Account Rebalancing which ensures that assets remain allocated according to the Policy Owner's designated percentage allocation mix are also available at no additional charge.


ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS


The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.


PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.


SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.



ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.



PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.



SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.



TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.



CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in "Other Charges" under "ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS" under CHARGES AND DEDUCTIONS and in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the

Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.



SURRENDER OR PARTIAL REDEMPTION



At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.



DEATH BENEFIT



If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.



SALES OF POLICIES



The Policies were originally sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies were also sold by certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable a annuity policies. See "Sales Expense." These policies are no longer being issued.


                            PERFORMANCE INFORMATION

Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Policy, the Sub-Accounts and the Underlying Funds and also assume that the Policy is surrendered at the end of the applicable period. Performance in Tables 1B and 2B do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Calculations are not adjusted to reflect the deduction of any rider charge. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. (Performance numbers for the ExecAnnuity '91 policies issued by First Allmerica Financial Life Insurance Company (A3018-94) are shown in APPENDIX B).

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Policy fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Policy fee and assume that the Policy is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Policy.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND            INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------            --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................       9/4/91              -24.21%             5.20%             8.51%
AIT Equity Index Fund.............................       9/4/91              -19.73%             7.93%            10.76%
AIT Government Bond Fund..........................       9/8/91               -1.60%             4.07%             4.45%
AIT Money Market Fund.............................       9/9/91               -4.66%             2.94%             3.33%
AIT Select Aggressive Growth Fund.................      9/16/92              -28.55%            -1.11%             7.42%
AIT Select Capital Appreciation Fund..............      4/30/95               -9.70%             9.08%            13.53%
AIT Select Emerging Markets Fund..................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund............................      9/16/92              -31.33%             5.37%             7.94%
AIT Select Growth and Income Fund.................      9/16/92              -19.44%             3.35%             7.78%
AIT Select International Equity Fund..............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund...........       9/5/91               -1.36%             4.40%             5.44%
AIT Select Strategic Growth Fund..................       8/1/00              -35.33%              N/A            -43.25%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A             -3.95%
AIT Select Value Opportunity Fund.................       1/3/00                2.93%            10.47%            11.96%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -32.41%              N/A            -29.08%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -20.31%
AIM V.I. Premier Equity Fund......................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -8.44%              N/A             -2.58%
Alliance Premier Growth Portfolio.................       8/1/00              -24.48%              N/A            -29.51%
Delaware VIP Growth Opportunities Series..........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series....       5/6/93              -20.36%             1.07%             6.06%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio..............       9/5/91              -13.31%             6.82%            11.79%
Fidelity VIP Growth Portfolio.....................       9/5/91              -24.96%             9.14%            11.58%
Fidelity VIP High Income Portfolio................      9/24/91              -19.37%            -5.98%             3.68%
Fidelity VIP Overseas Portfolio...................       9/5/91              -28.02%             0.21%             4.26%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94              -12.34%             4.87%             6.81%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -22.52%              N/A            -25.33%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -20.08%              N/A             -7.92%
Janus Aspen Growth Portfolio......................       8/1/00              -31.35%              N/A            -31.38%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -20.99%              N/A            -21.41%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND            INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------            --------------   ---------------   ---------------   ---------------
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00              -15.29%              N/A            -26.83%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00               -1.67%              N/A             -0.69%
Scudder Technology Growth Portfolio...............       8/1/00              -38.20%              N/A            -43.24%
SVS Dreman Financial Services Portfolio...........       8/1/00              -13.00%              N/A              4.22%
T. Rowe Price International Stock Portfolio.......       5/1/95              -28.96%            -2.08%             1.48%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
                                                    INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................       9/4/91              -18.08%             6.20%             8.70%
AIT Equity Index Fund.............................       9/4/91              -13.29%             8.78%            10.86%
AIT Government Bond Fund..........................       9/8/91                6.07%             4.94%             4.49%
AIT Money Market Fund.............................       9/9/91                2.77%             3.85%             3.37%
AIT Select Aggressive Growth Fund.................      9/16/92              -22.77%             0.02%             7.58%
AIT Select Capital Appreciation Fund..............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund..................       8/1/00              -10.45%              N/A            -24.97%
AIT Select Growth Fund............................      9/16/92              -25.80%             6.29%             8.06%
AIT Select Growth and Income Fund.................      9/16/92              -13.03%             4.34%             7.89%
AIT Select International Equity Fund..............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund...........       9/5/91                6.38%             5.32%             5.53%
AIT Select Strategic Growth Fund..................       8/1/00              -30.31%              N/A            -40.17%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund.................       1/3/00               11.05%            11.26%            12.12%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -27.13%              N/A            -25.18%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund......................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio.................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series..........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series....       5/6/93              -14.10%             2.10%             6.21%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A              0.32%
Fidelity VIP Equity-Income Portfolio..............       9/5/91               -6.33%             7.82%            11.98%
Fidelity VIP Growth Portfolio.....................       9/5/91              -18.85%            10.05%            11.78%
Fidelity VIP High Income Portfolio................      9/24/91              -13.01%            -4.97%             3.78%
Fidelity VIP Overseas Portfolio...................       9/5/91              -22.31%             1.25%             4.37%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94               -5.48%             5.73%             7.02%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -15.88%              N/A            -18.84%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -20.56%              N/A             -3.76%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -13.86%              N/A             -2.91%
Janus Aspen Growth Portfolio......................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -14.83%              N/A            -17.10%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
                                                    INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                    --------------   ---------------   ---------------   ---------------
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio...............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio...........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio.......       5/1/95              -23.34%            -1.09%             1.96%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*..........................      4/29/85               -24.21%             5.20%              8.51%
AIT Equity Index Fund*.........................      9/28/90               -19.73%             7.93%             10.76%
AIT Government Bond Fund*......................      8/26/91                -1.60%             4.07%              4.45%
AIT Money Market Fund*.........................      4/29/85                -4.66%             2.94%              3.33%
AIT Select Aggressive Growth Fund*.............      8/21/92               -28.55%            -1.11%              7.89%
AIT Select Capital Appreciation Fund*..........      4/28/95                -9.70%             9.08%             13.53%
AIT Select Emerging Markets Fund*..............      2/20/98               -16.90%              N/A             -10.06%
AIT Select Growth Fund*........................      8/21/92               -31.33%             5.37%              8.36%
AIT Select Growth and Income Fund*.............      8/21/92               -19.44%             3.35%              7.80%
AIT Select International Equity Fund*..........       5/2/94               -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*.......      4/29/85                -1.36%             4.40%              5.44%
AIT Select Strategic Growth Fund*..............      2/20/98               -35.33%              N/A             -18.65%
AIT Select Strategic Income Fund*..............       7/3/00                -2.22%              N/A               1.77%
AIT Select Value Opportunity Fund*.............      4/30/93                 2.93%            10.47%             11.95%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund........................       5/1/98               -15.94%              N/A               1.36%
AIM V.I. Premier Equity Fund...................       5/5/93               -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*.............     12/29/99               -29.16%              N/A             -19.50%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A               N/A               1.98%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*..........      1/14/91                -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*.............      6/26/92               -24.48%            10.04%             13.75%
Delaware VIP Growth Opportunities Series*......      7/12/91               -23.14%             8.90%              9.05%
Delaware VIP International Value Equity
 Series........................................     10/29/92               -20.36%             1.07%              5.89%
Eaton Vance VT Floating-Rate Income Fund.......       5/1/01                  N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio...........      10/9/86               -13.31%             6.82%             11.79%
Fidelity VIP Growth Portfolio..................      10/9/86               -24.96%             9.14%             11.58%
Fidelity VIP High Income Portfolio.............      9/19/85               -19.37%            -5.98%              3.68%
Fidelity VIP Overseas Portfolio................      1/28/87               -28.02%             0.21%              4.26%
Fidelity VIP II Asset Manager Portfolio........       9/6/89               -12.34%             4.87%              7.64%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.........................       1/3/95               -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       1/3/95               -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*............     12/28/98               -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*.........................................      1/24/89               -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*................      11/1/95               -22.52%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund...................      5/22/97               -20.08%              N/A              12.40%
Janus Aspen Growth Portfolio*..................      9/13/93               -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -20.99%              N/A               9.55%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -24.60%              N/A             -17.62%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98               -13.16%              N/A              11.38%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -8.31%             7.99%             11.24%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*...............      4/30/86                -6.75%             0.46%              7.14%

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -17.83%             4.33%             10.94%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*........     10/30/98               -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                -1.67%             3.02%              9.27%
Scudder Technology Growth Portfolio............       5/3/99               -38.20%              N/A              -5.96%
SVS Dreman Financial Services Portfolio........       5/4/98               -13.00%              N/A               0.18%
T. Rowe Price International Stock Portfolio....      3/31/94               -28.96%            -2.08%              1.86%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*..........................      4/29/85               -18.08%             6.20%              8.70%
AIT Equity Index Fund*.........................      9/28/90               -13.29%             8.78%             10.86%
AIT Government Bond Fund*......................      8/26/91                 6.07%             4.94%              4.49%
AIT Money Market Fund*.........................      4/29/85                 2.77%             3.85%              3.37%
AIT Select Aggressive Growth Fund*.............      8/21/92               -22.77%             0.02%              8.05%
AIT Select Capital Appreciation Fund*..........      4/28/95                -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*..............      2/20/98               -10.45%              N/A              -8.75%
AIT Select Growth Fund*........................      8/21/92               -25.80%             6.29%              8.48%
AIT Select Growth and Income Fund*.............      8/21/92               -13.03%             4.34%              7.91%
AIT Select International Equity Fund*..........       5/2/94               -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*.......      4/29/85                 6.38%             5.32%              5.53%
AIT Select Strategic Growth Fund*..............      2/20/98               -30.31%              N/A             -17.47%
AIT Select Strategic Income Fund*..............       7/3/00                 5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*.............      4/30/93                11.05%            11.26%             12.11%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -27.13%              N/A               0.83%
AIM V.I. Blue Chip Fund........................     12/29/99               -23.66%              N/A             -16.84%
AIM V.I. Premier Equity Fund...................       5/5/93               -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A               N/A               1.14%
AIM V.I. Capital Development Fund*.............       5/1/98                -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A               N/A               9.90%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*..........      1/14/91                -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*.............      6/26/92               -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*......      7/12/91               -17.16%             9.61%              9.05%
Delaware VIP International Value Equity
 Series........................................     10/29/92               -14.10%             2.10%              5.98%
Eaton Vance VT Floating-Rate Income Fund.......       5/1/01                  N/A               N/A               0.32%
Fidelity VIP Equity-Income Portfolio...........      10/9/86                -6.33%             7.82%             11.98%
Fidelity VIP Growth Portfolio..................      10/9/86               -18.85%            10.05%             11.78%
Fidelity VIP High Income Portfolio.............      9/19/85               -13.01%            -4.97%              3.78%
Fidelity VIP Overseas Portfolio................      1/28/87               -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio........       9/6/89                -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.........................       1/3/95               -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       1/3/95               -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*............     12/28/98                -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*.........................................      1/24/89               -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*................      11/1/95               -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                 5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund...................      5/22/97               -13.86%              N/A              13.11%
Janus Aspen Growth Portfolio*..................      9/13/93               -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -14.83%              N/A              10.82%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -18.75%              N/A             -13.84%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98                -6.41%              N/A              12.79%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -1.19%             8.72%             11.54%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*...............      4/30/86                 0.49%             1.39%              7.14%

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -11.45%             5.16%             11.29%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                 0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*........     10/30/98                -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                 5.96%             3.89%              9.53%
Scudder Technology Growth Portfolio............       5/3/99               -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio........       5/4/98                -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio....      3/31/94               -23.34%            -1.09%              2.16%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANY. Allmerica Financial Life Insurance and Annuity Company (the "Company") is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT. The Separate Account is a separate investment account of the Company referred to as Separate Account VA-K. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Board of Directors of the Company authorized the Separate Account on November 1, 1990. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.


Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM

Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The investment advisor for the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").


EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating-Rate Income Fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios is available under the
Contract: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II Contrafund-Registered Trademark- Portfolio.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Growth and Income Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.


INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM).
MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series,
MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.



OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.



T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.



AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.



AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.



DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Fund formerly was known as DGPF International Equity Series.


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.


FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.



FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market. This Fund formerly was known as FT VIP Franklin Natural Resources Securities Fund.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.



MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.



MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.



OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.



OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.



PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories: (1) New Payments -- purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - purchase payments invested in the Policy for more than nine years; and (3) the amount available under the Free Withdrawal Provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals: All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

YEARS FROM DATE OF         CHARGE AS PERCENTAGE OF
PAYMENT TO DATE OF              NEW PAYMENTS
    WITHDRAWAL                    WITHDRAWN
------------------         -----------------------
       0-2                            8%
        3                             7%
        4                             6%
        5                             5%
        6                             4%
        7                             3%
        8                             2%
        9                             1%
   more than 9                        0%

The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is:  100% of Cumulative Earnings (calculated as the
                       Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date
                       coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

        Where (3) is:  The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE POLICIES IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old

Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.


For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company pays sales commissions, not to exceed 6% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.


PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE


A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER



If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:



  Minimum Guaranteed Annuity Payout (M-GAP) Rider with a        0.25%
    ten-year waiting period.................................
  Minimum Guaranteed Annuity Payout (M-GAP) Rider with a        0.15%
    fifteen-year waiting period.............................



For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.



ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative

Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

                         THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

Policy Owners may direct any inquiries to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-533-7881.


PURCHASE PAYMENTS


Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy at any time prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option. Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.


This Policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Policy.



In order to prevent "market timing" activities that may harm or disadvantage other Policy Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.



RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER POLICIES


An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the

"Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE


The Policy Owner, or anyone authorized by the Policy Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.



The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Policy Owner should submit the request in writing or other form acceptable to the Company.



TRANSFER PRIVILEGE



At any time prior to the Annuity Date, subject to the Company's then current rules including the market timing restrictions described above in "PAYMENTS," an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, tranfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order.



Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the AIT Money Market Fund or the AIT Government Bond Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and (3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.


SURRENDER


At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-sheltered Annuities" and "Texas Optional Retirement Program" under "Provisions Applicable to Qualified Employer Plans."


For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL REDEMPTION


At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.


Each partial redemption must be a minimum of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."



For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under "Provisions Applicable to Qualified Employer Plans."


For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.


DEATH BENEFIT



If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Principal Office, (2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.


A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office. The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

    (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

    (2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

    (3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.


THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.


ASSIGNMENT



The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.



If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Equity Index Fund, the AIT Core Equity Fund, and the AIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

                (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.


NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.


COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS


THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.


DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.


The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
      (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected

Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.



                           FEDERAL TAX CONSIDERATIONS


The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Separate Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Policy will not be treated as an annuity contract and therefore, the income on the Policy, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity policy to qualify for tax deferral, the Company, and not the variable policy owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity policy. In certain circumstances, however, variable annuity policy owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity policy owner may be considered the owner of segregated account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Policy as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity policies.


QUALIFIED AND NON-QUALIFIED POLICIES



From a federal tax viewpoint there are two types of variable annuity policies:
"qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified policies, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.



TAXATION OF THE POLICIES IN GENERAL


The Company believes that the Policy described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity policy under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Policy may not be considered an annuity for tax purposes and therefore, the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisers for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Policy's Accumulated Value is not taxable to the Owner until it is withdrawn from the Policy. Under the current provisions of the Code, amounts received under an annuity policy prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the policy over the taxpayer's "investment in the policy." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Policy" is the total of all payments to the Policy which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same owner during a single calendar year be treated as one policy in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity policies owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity policies for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity policies purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity policy under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
  ORGANIZATIONS.

Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity policies. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified policies and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified policies. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Policy made before or after certain dates.


PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity policy solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for a qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity policy used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity policy for use in funding a qualified plan, more specific information should be obtained.

A qualified Policy may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Policy. Individuals purchasing a qualified Policy should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under THE VARIABLE ANNUITY POLICIES.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or Simple IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.


STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.



Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.



The Contract provides a standard death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA policies should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the policies.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA policy after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA policy issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Series. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Separate Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.


The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              POLICY NO. A3018-94
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3018-93), except as follows:


1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


    First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

    First Allmerica is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91 and A3018-93 the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.

3. The minimum interest rate credited to amounts allocated to the General Account respecting A3018-93 and A3018-94 is 3% compounded annually. For A3018-91 the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3018-93 applies to the most recent fifth year Policy anniversary and the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).


6. The transfer provisions of A3018-91 are identical to those of A3018-93. Under A3018-94, the General Account restrictions described in the third paragraph of "Transfer Privilege" under THE VARIABLE ANNUITY POLICIES are deleted and replaced with the following:


    Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General

    Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.


7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than examples (1) of this Prospectus:



(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 95       $133       $165       $260
AIT Equity Index Fund......................................    $ 92       $125       $152       $232
AIT Government Bond Fund...................................    $ 95       $132       $164       $256
AIT Money Market Fund......................................    $ 92       $126       $153       $234
AIT Select Aggressive Growth Fund..........................    $ 98       $142       $180       $289
AIT Select Capital Appreciation Fund.......................    $ 98       $143       $182       $292
AIT Select Emerging Markets Fund...........................    $106       $165       $219       $363
AIT Select Growth Fund.....................................    $ 97       $140       $178       $284
AIT Select Growth and Income Fund..........................    $ 96       $137       $171       $272
AIT Select International Equity Fund.......................    $ 99       $145       $186       $299
AIT Select Investment Grade Income Fund....................    $ 94       $129       $158       $245
AIT Select Strategic Growth Fund...........................    $100       $149       $192       $312
AIT Select Strategic Income Fund...........................    $ 99       $144       $184       $295
AIT Select Value Opportunity Fund..........................    $ 98       $143       $181       $290
AIM V.I. Aggressive Growth Fund............................    $ 99       $147       $188       $304
AIM V.I. Blue Chip Fund....................................    $100       $148       $190       $309
AIM V.I. Premier Equity Fund...............................    $ 96       $136       $170       $269
AIM V.I. Basic Value Fund..................................    $102       $154       $200       $327
AIM V.I. Capital Development Fund..........................    $101       $153       $198       $323
AllianceBernstein Small Cap Value Portfolio................    $102       $154       $200       $327
AllianceBernstein Value Portfolio..........................    $102       $154       $200       $327
Alliance Growth and Income Portfolio.......................    $ 97       $138       $174       $276
Alliance Premier Growth Portfolio..........................    $100       $149       $192       $312
Delaware VIP Growth Opportunities Series...................    $ 98       $141       $179       $286
Delaware VIP International Value Equity Series.............    $ 97       $140       $178       $284
Eaton Vance VT Floating-Rate Income Fund...................    $101       $150       $194       $316
Fidelity VIP Equity-Income Portfolio.......................    $ 93       $128       $156       $241
Fidelity VIP Growth Portfolio..............................    $ 94       $131       $161       $251
Fidelity VIP High Income Portfolio.........................    $ 94       $132       $163       $254
Fidelity VIP Overseas Portfolio............................    $ 97       $138       $174       $276
Fidelity VIP II Asset Manager Portfolio....................    $ 94       $130       $159       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 97       $139       $175       $278
Fidelity VIP III Growth Opportunities Portfolio............    $ 97       $139       $175       $279
Fidelity VIP III Mid Cap Portfolio.........................    $ 97       $139       $175       $278
Fidelity VIP III Value Strategies Portfolio................    $ 98       $143       $182       $292
FT VIP Franklin Growth and Income Securities Fund..........    $ 95       $133       $165       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 98       $141       $179       $287
FT VIP Franklin Small Cap Fund.............................    $ 98       $143       $182       $292
FT VIP Mutual Shares Securities Fund.......................    $ 98       $142       $180       $288
FT VIP Templeton Foreign Securities Fund...................    $ 99       $145       $186       $299
INVESCO VIF Health Sciences Fund...........................    $ 98       $142       $181       $290
Janus Aspen Growth Portfolio...............................    $ 96       $138       $173       $275

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Janus Aspen Growth and Income Portfolio....................    $ 97       $139       $175       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $ 99       $145       $185       $298
MFS-Registered Trademark- New Discovery Series.............    $100       $150       $193       $314
MFS-Registered Trademark- Total Return Series..............    $ 99       $145       $185       $297
MFS-Registered Trademark- Utilities Series.................    $ 99       $146       $187       $301
Oppenheimer Capital Appreciation Fund/VA...................    $ 96       $138       $173       $275
Oppenheimer Global Securities Fund/VA......................    $ 97       $139       $175       $279
Oppenheimer High Income Fund/VA............................    $ 98       $142       $181       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $ 97       $140       $177       $282
Oppenheimer Multiple Strategies Fund/VA....................    $ 97       $141       $178       $285
Pioneer Emerging Markets VCT Portfolio.....................    $106       $167       $222       $368
Pioneer Real Estate Shares VCT Portfolio...................    $102       $156       $203       $334
Scudder Technology Growth Portfolio........................    $ 95       $135       $168       $265
SVS Dreman Financial Services Portfolio....................    $ 96       $136       $170       $270
T. Rowe Price International Stock Portfolio................    $ 98       $142       $180       $289


If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:


(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $141       $178       $285
AIT Equity Index Fund......................................    $ 95       $133       $164       $257
AIT Government Bond Fund...................................    $ 97       $140       $177       $282
AIT Money Market Fund......................................    $ 95       $133       $165       $260
AIT Select Aggressive Growth Fund..........................    $100       $149       $192       $313
AIT Select Capital Appreciation Fund.......................    $101       $151       $194       $317
AIT Select Emerging Markets Fund...........................    $108       $173       $231       $385
AIT Select Growth Fund.....................................    $100       $148       $190       $308
AIT Select Growth and Income Fund..........................    $ 99       $144       $184       $296
AIT Select International Equity Fund.......................    $101       $153       $198       $323
AIT Select Investment Grade Income Fund....................    $ 96       $137       $171       $271
AIT Select Strategic Growth Fund...........................    $103       $157       $204       $336
AIT Select Strategic Income Fund...........................    $101       $152       $196       $319
AIT Select Value Opportunity Fund..........................    $101       $150       $193       $315
AIM V.I. Aggressive Growth Fund............................    $102       $154       $200       $328
AIM V.I. Blue Chip Fund....................................    $102       $156       $203       $333
AIM V.I. Premier Equity Fund...............................    $ 98       $144       $183       $293
AIM V.I. Basic Value Fund..................................    $104       $161       $212       $350
AIM V.I. Capital Development Fund..........................    $104       $160       $210       $347
AllianceBernstein Small Value Portfolio....................    $104       $161       $212       $350
AllianceBernstein Value Portfolio..........................    $104       $161       $212       $350
Alliance Growth and Income Portfolio.......................    $ 99       $146       $186       $300
Alliance Premier Growth Portfolio..........................    $103       $157       $204       $336
Delaware VIP Growth Opportunities Series...................    $100       $149       $191       $310
Delaware VIP International Value Equity Series.............    $100       $148       $190       $308
Eaton Vance VT Floating-Rate Income Fund...................    $103       $158       $206       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 96       $135       $169       $267
Fidelity VIP Growth Portfolio..............................    $ 97       $138       $174       $277

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Fidelity VIP High Income Portfolio.........................    $ 97       $139       $176       $280
Fidelity VIP Overseas Portfolio............................    $ 99       $146       $186       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $137       $172       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 99       $146       $187       $302
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $147       $188       $303
Fidelity VIP III Mid Cap Portfolio.........................    $ 99       $146       $187       $302
Fidelity VIP III Value Strategies Portfolio................    $101       $151       $194       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 97       $141       $178       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $100       $149       $191       $311
FT VIP Franklin Small Cap Fund.............................    $101       $151       $194       $317
FT VIP Mutual Shares Securities Fund.......................    $100       $149       $192       $312
FT VIP Templeton Foreign Securities Fund...................    $101       $153       $198       $323
INVESCO VIF Health Sciences Fund...........................    $100       $150       $193       $314
Janus Aspen Growth Portfolio...............................    $ 99       $145       $186       $299
Janus Aspen Growth and Income Portfolio....................    $ 99       $147       $188       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $101       $152       $197       $322
MFS-Registered Trademark- New Discovery Series.............    $103       $157       $205       $337
MFS-Registered Trademark- Total Return Series..............    $101       $152       $197       $321
MFS-Registered Trademark- Utilities Series.................    $102       $153       $199       $325
Oppenheimer Capital Appreciation Fund/VA...................    $ 99       $145       $186       $299
Oppenheimer Global Securities Fund/VA......................    $ 99       $147       $188       $303
Oppenheimer High Income Fund/VA............................    $100       $150       $193       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $100       $147       $189       $306
Oppenheimer Multiple Strategies Fund/VA....................    $100       $148       $190       $309
Pioneer Emerging Markets VCT Portfolio.....................    $109       $175       $233       $391
Pioneer Real Estate Shares VCT Portfolio...................    $105       $163       $215       $357
Scudder Technology Growth Portfolio........................    $ 98       $142       $181       $290
SVS Dreman Financial Services Portfolio....................    $ 98       $144       $183       $294
T. Rowe Price International Stock Portfolio................    $100       $149       $192       $313


8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                 EXECANNUITY PLUS '91 (ISSUED ON FORM A3018-94)
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................      4/20/94              -24.20%             5.24%            10.35%
AIT Equity Index Fund.............................      4/21/94              -19.73%             7.93%            12.73%
AIT Government Bond Fund..........................      4/20/94               -1.60%             4.08%             4.69%
AIT Money Market Fund.............................      4/10/94               -4.67%             2.92%             3.55%
AIT Select Aggressive Growth Fund.................      4/20/94              -28.56%            -1.12%             5.59%
AIT Select Capital Appreciation Fund..............      4/30/95               -9.70%             9.07%            13.52%
AIT Select Emerging Markets Fund..................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund............................      4/20/94              -31.36%             5.35%             9.99%
AIT Select Growth and Income Fund.................      4/20/94              -19.44%             3.35%             8.86%
AIT Select International Equity Fund..............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund...........      4/21/94               -1.33%             4.44%             5.38%
AIT Select Strategic Growth Fund..................       8/1/00              -35.34%              N/A            -43.26%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A             -3.92%
AIT Select Value Opportunity Fund.................      4/20/94                2.91%            10.45%            12.06%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -32.41%              N/A            -29.07%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -20.32%
AIM V.I. Premier Equity Fund......................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -8.44%              N/A             -2.57%
Alliance Premier Growth Portfolio.................       8/1/00              -24.49%              N/A            -29.53%
Delaware VIP Growth Opportunities Series..........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series....      4/20/94              -20.36%             1.08%             4.81%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio..............      4/20/94              -13.29%             6.84%            11.40%
Fidelity VIP Growth Portfolio.....................      4/20/94              -24.98%             9.13%            12.98%
Fidelity VIP High Income Portfolio................      4/20/94              -19.39%            -6.00%             0.02%
Fidelity VIP Overseas Portfolio...................      4/20/94              -28.02%             0.23%             2.69%
Fidelity VIP II Asset Manager Portfolio...........      5/11/94              -12.32%             4.88%             6.95%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -22.51%              N/A            -25.32%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -20.06%              N/A             -7.90%
Janus Aspen Growth Portfolio......................       8/1/00              -31.35%              N/A            -31.36%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -20.99%              N/A            -21.40%
MFS -Registered Trademark- Mid Cap Growth
 Series...........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series....         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series.......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A

                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00              -15.29%              N/A            -26.84%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00               -1.67%              N/A             -0.70%
Scudder Technology Growth Portfolio...............       8/1/00              -38.19%              N/A            -43.24%
SVS Dreman Financial Services Portfolio...........       8/1/00              -13.01%              N/A              4.21%
T. Rowe Price International Stock Portfolio.......       5/1/95              -28.97%            -2.10%             1.46%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)



                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................      4/20/94              -18.08%             6.20%            10.62%
AIT Equity Index Fund.............................      4/21/94              -13.29%             8.78%            12.94%
AIT Government Bond Fund..........................      4/20/94                6.07%             4.94%             4.90%
AIT Money Market Fund.............................      4/10/94                2.77%             3.85%             3.81%
AIT Select Aggressive Growth Fund.................      4/20/94              -22.77%             0.02%             5.96%
AIT Select Capital Appreciation Fund..............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund..................       8/1/00              -10.44%              N/A            -24.97%
AIT Select Growth Fund............................      4/20/94              -25.80%             6.29%            10.25%
AIT Select Growth and Income Fund.................      4/20/94              -13.03%             4.34%             9.11%
AIT Select International Equity Fund..............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund...........      4/21/94                6.38%             5.32%             5.61%
AIT Select Strategic Growth Fund..................       8/1/00              -30.32%              N/A            -40.18%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund.................      4/20/94               11.05%            11.26%            12.31%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -27.14%              N/A            -25.18%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund......................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio.................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series..........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series....      4/20/94              -14.10%             2.10%             5.08%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A              0.31%
Fidelity VIP Equity-Income Portfolio..............      4/20/94               -6.34%             7.82%            11.72%
Fidelity VIP Growth Portfolio.....................      4/20/94              -18.85%            10.05%            13.30%
Fidelity VIP High Income Portfolio................      4/20/94              -13.01%            -4.97%             0.40%
Fidelity VIP Overseas Portfolio...................      4/20/94              -22.31%             1.25%             3.00%
Fidelity VIP II Asset Manager Portfolio...........      5/11/94               -5.48%             5.73%             7.16%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -15.88%              N/A            -18.85%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -20.56%              N/A             -3.75%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -13.85%              N/A             -2.90%
Janus Aspen Growth Portfolio......................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -14.83%              N/A            -17.10%
MFS -Registered Trademark- Mid Cap Growth
 Series...........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series....         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series.......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)



                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
Pioneer Emerging Markets VCT Portfolio............       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio...............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio...........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio.......       5/1/95              -23.34%            -1.09%             1.96%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -24.20%             5.24%              8.53%
AIT Equity Index Fund*..........................      9/28/90              -19.73%             7.93%             10.76%
AIT Government Bond Fund*.......................      8/26/91               -1.60%             4.08%              4.62%
AIT Money Market Fund*..........................      4/29/85               -4.67%             2.92%              3.31%
AIT Select Aggressive Growth Fund*..............      8/21/92              -28.56%            -1.12%              7.88%
AIT Select Capital Appreciation Fund*...........      4/28/95               -9.70%             9.07%             13.52%
AIT Select Emerging Markets Fund*...............      2/20/98              -16.90%              N/A             -10.06%
AIT Select Growth Fund*.........................      8/21/92              -31.36%             5.35%              8.34%
AIT Select Growth and Income Fund*..............      8/21/92              -19.44%             3.35%              7.79%
AIT Select International Equity Fund*...........       5/2/94              -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*........      4/29/85               -1.33%             4.44%              5.49%
AIT Select Strategic Growth Fund*...............      2/20/98              -35.34%              N/A             -18.65%
AIT Select Strategic Income Fund*...............       7/3/00               -2.18%              N/A               1.79%
AIT Select Value Opportunity Fund*..............      4/30/93                2.91%            10.45%             11.93%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund.........................     12/29/99              -29.16%              N/A             -19.50%
AIM V.I. Premier Equity Fund....................       5/5/93              -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*..............       5/1/98              -15.94%              N/A               1.36%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               1.98%
AllianceBernstein Value Portfolio...............       5/1/01                 N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*...........      1/14/91               -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -24.49%            10.03%             13.75%
Delaware VIP Growth Opportunities Series........      7/12/91              -23.14%             8.90%              9.04%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -20.36%             1.08%              4.81%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio............      10/9/86              -13.29%             6.84%             11.88%
Fidelity VIP Growth Portfolio...................      10/9/86              -24.98%             9.13%             11.56%
Fidelity VIP High Income Portfolio..............      9/19/85              -19.39%            -6.00%              3.66%
Fidelity VIP Overseas Portfolio.................      1/28/87              -28.02%             0.23%              4.28%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89              -12.32%             4.88%              7.64%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98              -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -22.51%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*...........      11/8/96               -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund....................      5/22/97              -20.06%              N/A              12.41%
Janus Aspen Growth Portfolio*...................      9/13/93              -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -20.99%              N/A               9.55%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -24.60%              N/A             -17.62%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98              -13.16%              N/A              11.38%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -8.31%             7.99%             11.24%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*................      4/30/86               -6.75%             0.46%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -17.83%             4.33%             10.94%

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87               -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98              -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95               -1.67%             3.02%              9.27%
Scudder Technology Growth Portfolio.............       5/3/99              -38.19%              N/A              -5.96%
SVS Dreman Financial Services Portfolio.........       5/4/98              -13.01%              N/A               0.17%
T. Rowe Price International Stock Portfolio.....      3/31/94              -28.97%            -2.10%              1.84%


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -18.08%             6.20%              8.67%
AIT Equity Index Fund*..........................      9/28/90              -13.29%             8.78%             10.86%
AIT Government Bond Fund*.......................      8/26/91                6.07%             4.94%              4.64%
AIT Money Market Fund*..........................      4/29/85                2.77%             3.85%              3.36%
AIT Select Aggressive Growth Fund*..............      8/21/92              -22.77%             0.02%              8.04%
AIT Select Capital Appreciation Fund*...........      4/28/95               -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*...............      2/20/98              -10.44%              N/A              -8.75%
AIT Select Growth Fund*.........................      8/21/92              -25.80%             6.29%              8.47%
AIT Select Growth and Income Fund*..............      8/21/92              -13.03%             4.34%              7.91%
AIT Select International Equity Fund*...........       5/2/94              -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*........      4/29/85                6.38%             5.32%              5.54%
AIT Select Strategic Growth Fund*...............      2/20/98              -30.32%              N/A             -17.47%
AIT Select Strategic Income Fund*...............       7/3/00                5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*..............      4/30/93               11.05%            11.26%             12.10%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -27.14%              N/A               0.83%
AIM V.I. Blue Chip Fund.........................     12/29/99              -23.67%              N/A             -16.85%
AIM V.I. Premier Equity Fund....................       5/5/93              -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A               1.14%
AIM V.I. Capital Development Fund*..............       5/1/98               -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               9.90%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*...........      1/14/91               -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -17.16%             9.60%              9.05%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -14.10%             2.10%              5.08%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A               0.31%
Fidelity VIP Equity-Income Portfolio............      10/9/86               -6.34%             7.82%             12.07%
Fidelity VIP Growth Portfolio...................      10/9/86              -18.85%            10.05%             11.77%
Fidelity VIP High Income Portfolio..............      9/19/85              -13.01%            -4.97%              3.77%
Fidelity VIP Overseas Portfolio.................      1/28/87              -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89               -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98               -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*...........      11/8/96                5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund....................      5/22/97              -13.85%              N/A              13.11%
Janus Aspen Growth Portfolio*...................      9/13/93              -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -14.83%              N/A              10.82%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -18.75%              N/A             -13.84%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98               -6.41%              N/A              12.79%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -1.19%             8.72%             11.54%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*................      4/30/86                0.49%             1.39%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -11.45%             5.16%             11.29%

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87                0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98               -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95                5.96%             3.89%              9.53%
Scudder Technology Growth Portfolio.............       5/3/99              -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio.........       5/4/98               -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio.....      3/31/94              -23.34%            -1.09%              2.16%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............     3.124      3.503      2.748      2.336      1.894      1.599      1.221
  End of Period....................     2.559      3.124      3.503      2.748      2.336      1.894      1.599
Number of Units Outstanding at End
 of Period (in thousands)..........   146,472    166,719    167,814    164,914    156,173    135,573    116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............     3.474      3.874      3.265      2.581      1.977      1.640      1.221
  End of Period....................     3.012      3.474      3.874      3.265      2.581      1.977      1.640
Number of Units Outstanding at End
 of Period (in thousands)..........   126,463    135,764    131,644    107,625     85,344     57,428     39,534

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............     1.573      1.451      1.469      1.384      1.311      1.285      1.152
  End of Period....................     1.668      1.573      1.451      1.469      1.384      1.311      1.285
Number of Units Outstanding at End
 of Period (in thousands)..........    59,275     42,354     51,711     48,930     35,261     30,921     31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............     1.372      1.308      1.262      1.214      1.167      1.124      1.077
  End of Period....................     1.410      1.372      1.308      1.262      1.214      1.167      1.124
Number of Units Outstanding at End
 of Period (in thousands)..........   168,048    137,255    205,622    128,730     91,676     92,354     69,311

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     2.553      3.433      2.513      2.305      1.970      1.686      1.292
  End of Period....................     1.972      2.553      3.433      2.513      2.305      1.970      1.686
Number of Units Outstanding at End
 of Period (in thousands)..........   119,661    138,058    123,337    125,758    106,790     89,974     70,349

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............     2.438      2.316      1.875      1.670      1.482      1.383      1.000
  End of Period....................     2.375      2.438      2.316      1.875      1.670      1.482      1.383
Number of Units Outstanding at End
 of Period (in thousands)..........    76,419     81,632     81,133     80,048     70,932     52,927      16096

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............     0.743      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.666      0.743        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    10,689      1,749        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    1.236      1.175      1.111
  End of Period....................    1.221      1.236      1.175
Number of Units Outstanding at End
 of Period (in thousands)..........  102,399     72,609     34,373
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    1.266      1.135      1.074
  End of Period....................    1.221      1.226      1.135
Number of Units Outstanding at End
 of Period (in thousands)..........   29,176     22,466      9,535
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.179      1.112      1.075
  End of Period....................    1.152      1.179      1.112
Number of Units Outstanding at End
 of Period (in thousands)..........   32,519     60,265     29,844
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.051      1.035      1.013
  End of Period....................    1.077      1.051      1.035
Number of Units Outstanding at End
 of Period (in thousands)..........   37,668     30,815     30,778
AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    1.342      1.139      1.000
  End of Period....................    1.292      1.342      1.139
Number of Units Outstanding at End
 of Period (in thousands)..........   54,288     26,158      2,019
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............     2.768      3.417      2.671      2.001      1.514      1.259      1.024
  End of Period....................     2.054      2.768      3.417      2.671      2.001      1.514      1.259
Number of Units Outstanding at End
 of Period (in thousands)..........   130,588    144,445    136,939    121,005     96,643     62,633     47,078

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............     2.329      2.650      2.270      1.978      1.638      1.370      1.066
  End of Period....................     2.026      2.329      2.650      2.270      1.978      1.638      1.370
Number of Units Outstanding at End
 of Period (in thousands)..........   116,092    139,100    132,428    119,107    103,543     82,434     63,841

AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............     1.869      2.084      1.605      1.398      1.355      1.127      0.956
  End of Period....................     1.445      1.869      2.084      1.605      1.398      1.355      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........   144,032    143,187    129,946    130,011    115,585     77,485     37,680

AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.728      1.590      1.629      1.530      1.418      1.390      1.073
  End of Period....................     1.838      1.728      1.590      1.629      1.530      1.418      1.390
Number of Units Outstanding at End
 of Period (in thousands)..........   108,332     91,834    106,780    102,088     86,816     79,054     69,168

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............     0.693      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.483      0.693        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     7,817      2,673        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.035        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    16,327        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............     2.427      1.889      2.011      1.945      1.580      1.249      1.075
  End of Period....................     2.695      2.427      1.889      2.011      1.945      1.580      1.249
Number of Units Outstanding at End
 of Period (in thousands)..........    75,512     84,657    103,456     99,750     85,126     60,145     43,433

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    1.055      1.058      1.000
  End of Period....................    1.024      1.055      1.058
Number of Units Outstanding at End
 of Period (in thousands)..........   38,415     26,064      3,039
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............    1.074      0.987      1.000
  End of Period....................    1.066      1.074      0.987
Number of Units Outstanding at End
 of Period (in thousands)..........   51,098     31,846      4,711
AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.956        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,530        N/A        N/A
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.250      1.145      1.073
  End of Period....................    1.196      1.250      1.145
Number of Units Outstanding at End
 of Period (in thousands)..........   57,454     48,488     15,428
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.167      1.000        N/A
  End of Period....................    1.075      1.167        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   33,049      9,902        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     0.910      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.663      0.910        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    73,596     34,003        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.859        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     2,783        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............     0.883      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.761      0.883        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    54,115     35,152        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT GROWTH
 FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT GROWTH
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.053      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.039      1.053        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   107,903     26,264        N/A        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.807      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.657      0.807        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    89,664     41,877        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............     0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.714      0.862        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    26,111     20,348        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............     1.962      1.000      1.736      1.596      1.519      1.284      1.143
  End of Period....................     1.685      1.962      1.980      1.736      1.596      1.519      1.284
Number of Units Outstanding at End
 of Period (in thousands)..........    45,358     57,144     63,396     68,279     62,134     44,416     34,692

EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.003        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,031        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     3.479      1.000      3.107      2.824      2.236      1.185      1.490
  End of Period....................     3.259      3.479      3.256      3.107      2.824      2.236      1.185
Number of Units Outstanding at End
 of Period (in thousands)..........   155,830    160,638    188,374    187,989    180,001    167,000    139,145

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     4.261      1.000      3.586      2.608      2.143      1.895      1.419
  End of Period....................     3.458      4.261      4.857      3.586      2.608      2.143      1.895
Number of Units Outstanding at End
 of Period (in thousands)..........   145,454    165,188    160,262    149,009    148,211    142,450    116,485

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.129      1.000        N/A
  End of Period....................    1.143      1.129        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   26,924      6,681        N/A
EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.412      1.211      1.051
  End of Period....................    1.490      1.412      1.211
Number of Units Outstanding at End
 of Period (in thousands)..........  104,356     61,264     17,855
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.440      1.224      1.135
  End of Period....................    1.419      1.440      1.224
Number of Units Outstanding at End
 of Period (in thousands)..........   90,717     49,136     18,253

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............     1.745      1.000      2.142      2.272      1.958      1.743      1.465
  End of Period....................     1.518      1.745      2.284      2.142      2.272      1.958      1.743
Number of Units Outstanding at End
 of Period (in thousands)..........    75,143     89,452     97,498     97,829     76,343     53,956     38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............     2.033      1.000      1.814      1.632      1.484      1.330      1.230
  End of Period....................     1.579      2.033      2.550      1.814      1.632      1.484      1.330
Number of Units Outstanding at End
 of Period (in thousands)..........    63,236     72,650     58,821     59,052     56,689     63,050     65,256

FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.779      1.000      1.717      1.514      1.273      1.127      0.977
  End of Period....................     1.682      1.779      1.879      1.717      1.514      1.273      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........    56,014     69,447     78,861     69,704      55551      42415      33444

FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.946        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,027        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............     0.884      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.744      0.884        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,713      4,701        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.510      1.270      1.047
  End of Period....................    1.465      1.510      1.270
Number of Units Outstanding at End
 of Period (in thousands)..........   27,041     13,583      3,625
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.226      0.906      1.030
  End of Period....................    1.230      1.226      0.906
Number of Units Outstanding at End
 of Period (in thousands)..........   59,774     25,395      6,728
FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.977        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    20720        N/A        N/A
FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............     1.192      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.947      1.192        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,654      1,498        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............     0.854      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.713      0.854        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    59,750     39,455        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............     1.113      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.959      1.113        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    30,205     17,623        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.855      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.767      0.855        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    67,633     45,951        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.900      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.633      0.900        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   110,027     40,227        N/A        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.758      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.692      0.758        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,741      6,325        N/A        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.007      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.067      1.007        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,162      1,505        N/A        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.726      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.484      0.726        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    61,599     39,623        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.216      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.141      1.216        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    12,847      8,123        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.485      1.000      1.396      1.222      1.203      1.064      1.000
  End of Period....................     1.138      1.485      1.834      1.396      1.222      1.203      1.064
Number of Units Outstanding at End
 of Period (in thousands)..........   115,669     77,533     68,032     68,367     59,832     35,915     10,882

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

SUB-ACCOUNTS                                  2001       2000       1999       1998       1997       1996       1995       1994
------------                                --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period.....................    2.655      2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period...........................    2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at End of
 Period (in thousands)....................   10,745     11,654     10,700      9,224      7,404      4,652      2,436        947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period.....................    2.943      3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period...........................    2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at End of
 Period (in thousands)....................   11,959     12,588     11,440      8,479      5,712       2417        947        189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.....................    1.363      1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period...........................    1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at End of
 Period (in thousands)....................    5,459      3,312      4,118      2,605      1,694      1,629      1,098        363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.....................    1.299      1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period...........................    1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at End of
 Period (in thousands)....................   16,153     11,842     10,044      8,683      8,628      7,379      4,194      1,837

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.....................    2.021      2.718      1.989      1.825      1.560      1.335      1.023      1.000
  End of Period...........................    1.561      2.021      2.718      1.989      1.825      1.560      1.335      1.023
Number of Units Outstanding at End of
 Period (in thousands)....................   12,126     13,313     11,108     10,282      7,947      5,681      2,907      1,211

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.....................    2.438      2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period...........................    2.375      2.438      2.316      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    6,280      7,028      6,678      5,947      5,197      3,849      1,069        N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period.....................    0.743      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.666      0.743        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................      487        524        N/A        N/A        N/A        N/A        N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    2.856      3.525      2.756      2.064      1.562      1.229
  End of Period.............................................    2.119      2.856      3.525      2.756      2.064      1.562
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,268     12,442     11,455      8,389      5,589      2,645

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    2.250      2.559      2.193      1.911      1.582      1.324
  End of Period.............................................    1.956      2.250      2.559      2.193      1.911      1.582
Number of Units Outstanding at End of Period (in
 thousands).................................................    9,148     10,295      8,958      7,519      6,124      3,759

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    1.869      2.084      1.605      1.398      1.355      1.128
  End of Period.............................................    1.446      1.869      2.084      1.605      1.398      1.355
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,030     11,747     10,841      9,713      8,076      5,068

AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.431      1.316      1.348      1.267      1.174      1.151
  End of Period.............................................    1.522      1.431      1.316      1.348      1.267      1.174
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,463      5,053      5,686      5,160      3,889      2,854

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.693      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.483      0.693        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      416        352        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.035        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      205        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    2.201      1.712      1.823      1.764      1.433      1.131
  End of Period.............................................    2.444      2.201      1.712      1.823      1.764      1.433
Number of Units Outstanding at End of Period (in
 thousands).................................................    8,159      7,745      8,309      7,243      5,466      3,037

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.910      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.663      0.910        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,832      2,495        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    1.057      1.000
  End of Period.............................................    1.229      1.057
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,278        406
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.030      1.000
  End of Period.............................................    1.324      1.030
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,173        832
AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.956      1.000
  End of Period.............................................    1.128      0.956
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,093        446
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    0.990      1.000
  End of Period.............................................    1.151      0.990
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,677      1,677
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    0.975      1.000
  End of Period.............................................    1.131      0.975
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,614        795
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.859        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       91        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.883      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.761      0.883        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,914      3,008        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.053      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.039      1.053        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    7,873      1,999        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.807      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.657      0.807        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,325      3,419        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................    0.862      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.714      0.862        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,578      1,126        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    1.704      1.720      1.508      1.387      1.319      1.115
  End of Period.............................................    1.464      1.704      1.720      1.508      1.387      1.319
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,207      4,193      4,560      4,148      3,266      2,023

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.003        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      560        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    2.506      2.345      2.238      2.034      1.610      1.430
  End of Period.............................................    2.347      2.506      2.345      2.238      2.034      1.610
Number of Units Outstanding at End of Period (in
 thousands).................................................   15,468     16,147     17,836     16,111     12,959      9,957

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    3.222      3.673      2.712      1.972      1.620      1.433
  End of Period.............................................    2.615      3.222      3.673      2.712      1.972      1.620
Number of Units Outstanding at End of Period (in
 thousands).................................................   16,960     18,614     16,528     13,035     11,575      9,342

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.185      1.551      1.455      1.543      1.330      1.184
  End of Period.............................................    1.031      1.185      1.551      1.455      1.543      1.330
Number of Units Outstanding at End of Period (in
 thousands).................................................   10,895     11,813     15,020     14,203      9,794      5,635

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.616      2.028      1.443      1.298      1.180      1.058
  End of Period.............................................    1.256      1.616      2.028      1.443      1.298      1.180
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,677      6,095      4,796      4,358      3,601      3,114

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.795      1.896      1.732      1.527      1.284      1.137
  End of Period.............................................    1.697      1.795      1.896      1.732      1.527      1.284
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,396      4,729      4,614      3,514      3,125      2,735

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    0.993      1.000
  End of Period.............................................    1.115      0.993
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,304        667
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.430      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,738      2,214
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.433      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,952      1,944
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.995      1.000
  End of Period.............................................    1.184      0.995
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,530        985
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.978      1.000
  End of Period.............................................    1.058      0.978
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,804      1,697
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.985      1.000
  End of Period.............................................    1.137      0.985
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,025      1,240

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.946        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      159        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.884      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.744      0.884        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      470        335        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.192      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.947      1.192        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,191        466        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................    0.854      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.713      0.854        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,469      1,703        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................    1.113      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.959      1.113        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,406      2,421        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.855      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.633      0.855        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,723      2,991        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.900      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.767      0.900        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,789      3,175        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.758      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.692      0.758        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,807        793        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.007      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.067      1.007        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      968        253        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.726      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.484      0.726        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,047      2,629        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.216      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.141      1.216        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,961      1,502        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.485      1.834      1.396      1.222      1.203      1.064
  End of Period.............................................    1.138      1.485      1.834      1.396      1.222      1.203
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,336      6,720      5,937      5,670      4,536      2,506

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A
  End of Period.............................................    1.064        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      DELAWARE GROUP PREMIUM FUND
AIT Core Equity Fund                             Delaware VIP International Value Equity Series
AIT Equity Index Fund
AIT Government Bond Fund                         EATON VANCE VARIABLE TRUST
AIT Money Market Fund                            Eaton Vance VT Floating-Rate Income Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Select Emerging Markets Fund                 Fidelity VIP Equity-Income Portfolio
AIT Select Growth Fund                           Fidelity VIP Growth Portfolio
AIT Select Growth and Income Fund                Fidelity VIP High Income Portfolio
AIT Select International Equity Fund             Fidelity VIP Overseas Portfolio
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Strategic Income Fund                 Fidelity VIP II Asset Manager Portfolio
AIT Select Value Opportunity Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)   (SERVICE CLASS 2)
AIM V.I. Aggressive Growth Fund                  Fidelity VIP II Contrafund-Registered Trademark-
AIM V.I. Blue Chip Fund                          Portfolio
AIM V.I. Premier Equity Fund                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)  (SERVICE CLASS 2)
AIM V.I. Basic Value Fund                        Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Capital Development Fund                Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     Fidelity VIP III Value Strategies Portfolio
(CLASS B)                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AllianceBernstein Small Cap Value Portfolio      (CLASS 2)
AllianceBernstein Value Portfolio                FT VIP Franklin Growth and Income Securities Fund
Alliance Growth and Income Portfolio             FT VIP Franklin Large Cap Growth Securities Fund
Alliance Premier Growth Portfolio                FT VIP Franklin Small Cap Fund
                                                 FT VIP Mutual Shares Securities Fund
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)      FT VIP Templeton Foreign Securities Fund
Delaware VIP Growth Opportunities Series         INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                                 INVESCO VIF Health Sciences Fund
                                                            (CONTINUING TO THE NEXT PAGE)


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

(CONT.)


JANUS ASPEN SERIES (SERVICE SHARES)              PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Janus Aspen Growth Portfolio                     Pioneer Emerging Markets VCT Portfolio
Janus Aspen Growth and Income Portfolio          Pioneer Real Estate Shares VCT Portfolio
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE     SCUDDER VARIABLE SERIES II
TRUST-SM- (SERVICE CLASS)                        Scudder Technology Growth Portfolio
MFS-Registered Trademark- Mid Cap Growth Series  SVS Dreman Financial Services Portfolio
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series    T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS-Registered Trademark- Utilities Series       T. Rowe Price International Stock Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
SHARES)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The Company also offers a variable annuity contract with no surrender charge. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        20
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        26
INVESTMENT OBJECTIVES AND POLICIES..........................        29
PERFORMANCE INFORMATION.....................................        33
DESCRIPTION OF THE CONTRACT.................................        35
  PAYMENTS..................................................        35
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        36
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        36
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        36
  TRANSFER PRIVILEGE........................................        37
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        37
  SURRENDER.................................................        38
  WITHDRAWALS...............................................        38
        Systematic Withdrawals..............................        39
        Life Expectancy Distributions.......................        39
  DEATH BENEFIT.............................................        40
        Death of the Annuitant Prior to the Annuity Date....        40
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        41
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        41
        Death of the Annuitant On or After the Annuity
        Date................................................        41
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        41
  OPTIONAL ENHANCED EARNINGS RIDER..........................        41
  ASSIGNMENT................................................        44
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        44
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        45
  ANNUITY BENEFIT PAYMENTS..................................        46
        Determination of the First Variable Annuity Benefit
        Payment.............................................        46
        The Annuity Unit....................................        47
        Determination of the Number of Annuity Units........        47
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        47
  NORRIS DECISION...........................................        47
  COMPUTATION OF VALUES.....................................        48
        The Accumulation Unit...............................        48
        Net Investment Factor...............................        48
CHARGES AND DEDUCTIONS......................................        49
  VARIABLE ACCOUNT DEDUCTIONS...............................        49
        Mortality and Expense Risk Charge...................        49
        Administrative Expense Charge.......................        49
        Other Charges.......................................        49
  CONTRACT FEE..............................................        50
  OPTIONAL RIDER CHARGES....................................        50
  PREMIUM TAXES.............................................        50
  SURRENDER CHARGE..........................................        51
        Charges for Surrender and Withdrawal................        51
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        52
        Withdrawal Without Surrender Charge.................        53
        Surrenders..........................................        53
        Charge at the Time Annuity Benefit Payments Begin...        54

  TRANSFER CHARGE...........................................        54
GUARANTEE PERIOD ACCOUNTS...................................        54
FEDERAL TAX CONSIDERATIONS..................................        56
  GENERAL...................................................        56
        The Company.........................................        56
        Diversification Requirements........................        57
        Investor Control....................................        57
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        57
  TAXATION OF THE CONTRACTS IN GENERAL......................        57
        Withdrawals Prior to Annuitization..................        58
        Annuity Payouts After Annuitization.................        58
        Penalty on Distribution.............................        58
        Assignments or Transfers............................        58
        Nonnatural Owners...................................        59
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        59
  TAX WITHHOLDING...........................................        59
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        59
        Self-Employed Pension and Profit Sharing Plans......        60
        Individual Retirement Annuities.....................        60
        Status of Death Benefits in IRAs....................        60
        Tax-Sheltered Annuities.............................        60
        Texas Optional Retirement Program...................        61
STATEMENTS AND REPORTS......................................        61
LOANS (QUALIFIED CONTRACTS ONLY)............................        61
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        61
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        62
VOTING RIGHTS...............................................        63
DISTRIBUTION................................................        63
LEGAL MATTERS...............................................        64
FURTHER INFORMATION.........................................        64
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE
 INSURANCE AND ANNUITY COMPANY).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL
 LIFE INSURANCE COMPANY)....................................       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- THE DEATH BENEFIT.............................       E-1
APPENDIX F -- CONDENSED FINANCIAL INFORMATION...............       F-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................        11
PERFORMANCE INFORMATION.....................................        13
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware VIP Trust ("Delaware VIP"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Advantage Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" in CHARGES AND DEDUCTIONS.

                                                                COMPLETE YEARS
                                                                     FROM
                                                                DATE OF PAYMENT    CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
SURRENDER CHARGE:*                                                Less than 2      8.0%
  During the accumulation phase, this charge may be assessed      Less than 3      7.0%
  upon surrender, withdrawal or at annuitization under any        Less than 4      6.0%
  commutable period certain option or a noncommutable fixed       Less than 5      5.0%
  period certain option of less than ten years. The charge        Less than 6      4.0%
  is a percentage of payments withdrawn (in excess of any         Less than 7      3.0%
  amount that is free of surrender charge) within the             Less than 8      2.0%
  indicated time period.                                          Less than 9      1.0%
                                                                  Thereafter        0%


*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTIONS section.



TRANSFER CHARGE:                                                                    None
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers
  in a Contract year will not be subject to a transfer
  charge. For each subsequent transfer, the Company
  reserves the right to assess a charge, guaranteed
  never to exceed $25, to reimburse the Company for the
  costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                 $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is
  less than $50,000. The fee is waived for Contracts
  issued to and maintained by the trustee of a 401(k)
  plan.

OPTIONAL RIDER CHARGE:
  Under the Riders, 1/12th of the annual charge is
  deducted pro-rata on a monthly basis at the end of
  each month and, if applicable, at termination of the
  rider. The charge for these riders on an annual basis
  as a percentage of the Accumulated Value is:
    Enhanced Earnings Rider:                                                        0.25%

  If you elected one of the following riders prior to
  their discontinuance on 1/31/02, the charge is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)
      Rider with a ten-year waiting period:                                         0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP)
      Rider with a fifteen-year waiting period:                                     0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.


(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
----------------------------------------


(on an annual basis as percentage of average daily net assets)

Mortality and Expense Risk Charge:                                                1.25%
Administrative Expense Charge:                                                    0.20%
                                                                                  -----
Total Annual Expenses:                                                            1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES:


Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                          MANAGEMENT
                                              FEE          FEES     OTHER EXPENSES         TOTAL FUND
                                          (AFTER ANY      UNDER       (AFTER ANY            EXPENSES
                                           VOLUNTARY      12B-1        WAIVERS/        (AFTER ANY WAIVERS/
UNDERLYING FUND                            WAIVERS)       PLANS*    REIMBURSEMENTS)      REIMBURSEMENTS)
---------------                          -------------   --------   ---------------   ---------------------
AIT Core Equity Fund (Service
 Shares)...............................      0.55%        0.15%          0.06%        0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)...............................      0.28%        0.15%          0.06%        0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)...............................      0.50%        0.15%          0.08%        0.73%(1)
AIT Money Market Fund (Service
 Shares)...............................      0.31%        0.15%          0.05%        0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares)......................      0.83%        0.15%          0.07%        1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares)......................      0.88%        0.15%          0.06%        1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares)......................      1.35%        0.15%          0.34%        1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)...............................      0.79%        0.15%          0.06%        1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares)......................      0.68%        0.15%          0.05%        0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares)......................      0.89%        0.15%          0.12%        1.16%(1)(2)
AIT Select Investment Grade Income Fund
 (Service Shares)......................      0.41%        0.15%          0.06%        0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares)......................      0.85%        0.15%          0.29%        1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares)......................      0.58%        0.15%          0.39%        1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares)......................      0.87%        0.15%          0.05%        1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares).....................      0.80%        0.00%          0.41%        1.21%(3)
AIM V.I. Blue Chip Fund (Series I
 Shares)...............................      0.75%        0.00%          0.51%        1.26%(3)
AIM V.I. Premier Equity Fund (Series I
 Shares)...............................      0.60%        0.00%          0.25%        0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)...............................      0.73%        0.15%          0.57%        1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)....................      0.75%        0.25%          0.41%        1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B)...................      0.25%        0.25%          0.95%        1.45%(5)

                                          MANAGEMENT
                                              FEE          FEES     OTHER EXPENSES         TOTAL FUND
                                          (AFTER ANY      UNDER       (AFTER ANY            EXPENSES
                                           VOLUNTARY      12B-1        WAIVERS/        (AFTER ANY WAIVERS/
UNDERLYING FUND                            WAIVERS)       PLANS*    REIMBURSEMENTS)      REIMBURSEMENTS)
---------------                          -------------   --------   ---------------   ---------------------
AllianceBernstein Value Portfolio
 (Class B).............................      0.25%        0.25%          0.95%        1.45%(5)
Alliance Growth and Income Portfolio
 (Class B).............................      0.63%        0.25%          0.04%        0.92%
Alliance Premier Growth Portfolio
 (Class B).............................      1.00%        0.25%          0.04%        1.29%
Delaware VIP Growth Opportunities
 Series (Service Class)................      0.75%        0.15%          0.12%        1.02%(6)
Delaware VIP International Value Equity
 Series................................      0.84%        0.00%          0.16%        1.00%(7)
Eaton Vance VT Floating-Rate Income
 Fund..................................      0.58%        0.25%          0.50%        1.33%(8)
Fidelity VIP Equity-Income Portfolio...      0.48%        0.00%          0.10%        0.58%(9)
Fidelity VIP Growth Portfolio..........      0.58%        0.00%          0.10%        0.68%(9)
Fidelity VIP High Income Portfolio.....      0.58%        0.00%          0.13%        0.71%(9)
Fidelity VIP Overseas Portfolio........      0.73%        0.00%          0.19%        0.92%(9)
Fidelity VIP II Asset Manager
 Portfolio.............................      0.53%        0.00%          0.11%        0.64%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2)..............................      0.58%        0.25%          0.11%        0.94%(10)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)...........      0.58%        0.25%          0.12%        0.95%(10)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2).....................      0.58%        0.25%          0.11%        0.94%(10)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)...........      0.58%        0.25%          0.26%        1.09%(11)
FT VIP Franklin Growth and Income
 Securities Fund.......................      0.48%        0.25%          0.03%        0.76%(12)(13)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2).............      0.75%        0.25%          0.03%        1.03%(12)(13)
FT VIP Franklin Small Cap Fund
 (Class 2).............................      0.53%        0.25%          0.31%        1.09%(12)(14)
FT VIP Mutual Shares Securities Fund
 (Class 2).............................      0.60%        0.25%          0.19%        1.04%(12)
FT VIP Templeton Foreign Securities
 Fund (Class 2)........................      0.69%        0.25%          0.22%        1.16%(12)(14)
INVESCO VIF Health Sciences Fund.......      0.75%        0.00%          0.31%        1.06%(15)
Janus Aspen Growth Portfolio (Service
 Shares)...............................      0.65%        0.25%          0.01%        0.91%(16)
Janus Aspen Growth and Income Portfolio
 (Service Shares)......................      0.65%        0.25%          0.05%        0.95%(16)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class).........      0.75%        0.25%          0.15%        1.15%(17)(18)
MFS-Registered Trademark- New Discovery
 Series (Service Class)................      0.90%        0.25%          0.16%        1.31%(17)(18)
MFS-Registered Trademark- Total Return
 Series (Service Class)................      0.75%        0.25%          0.14%        1.14%(17)
MFS-Registered Trademark- Utilities
 Series (Service Class)................      0.75%        0.25%          0.18%        1.18%(17)
Oppenheimer Capital Appreciation
 Fund/VA(Service Shares)...............      0.64%        0.25%          0.02%        0.91%(19)
Oppenheimer Global Securities Fund/VA
 (Service Shares)......................      0.64%        0.25%          0.06%        0.95%(19)
Oppenheimer High Income Fund/VA
 (Service Shares)......................      0.74%        0.25%          0.07%        1.06%(19)
Oppenheimer Main Street Growth & Income
 Fund/VA (Service Shares)..............      0.68%        0.25%          0.05%        0.98%(19)
Oppenheimer Multiple Strategies
 Fund/VA(Service Shares)...............      0.72%        0.25%          0.04%        1.01%(19)(20)
Pioneer Emerging Markets VCT Portfolio
 (Class II)............................      0.09%        0.25%          1.56%        1.90%(21)

                                          MANAGEMENT
                                              FEE          FEES     OTHER EXPENSES         TOTAL FUND
                                          (AFTER ANY      UNDER       (AFTER ANY            EXPENSES
                                           VOLUNTARY      12B-1        WAIVERS/        (AFTER ANY WAIVERS/
UNDERLYING FUND                            WAIVERS)       PLANS*    REIMBURSEMENTS)      REIMBURSEMENTS)
---------------                          -------------   --------   ---------------   ---------------------
Pioneer Real Estate Shares VCT
 Portfolio (Class II)..................      0.80%        0.25%          0.47%        1.52%
Scudder Technology Growth Portfolio....      0.74%        0.00%          0.07%        0.81%(22)
SVS Dreman Financial Services
 Portfolio.............................      0.75%        0.00%          0.11%        0.86%(22)
T. Rowe Price International Stock
 Portfolio.............................      1.05%        0.00%          0.00%        1.05%(23)



*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.



Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund,1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.



(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, Total Annual Fund Operating Expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.

(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.



(5)As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.



(6)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.



(7)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001were 1.01% for Delaware VIP International Value Equity Series.



(8)As adjusted for material changes.



(9)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for Fidelity VIP Overseas Portfolio, 0.63% for Fidelity VIP II Asset Manager Portfolio, and 0.70% for Fidelity VIP High Income Portfolio.



(10)Actual annual service class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were:
0.90% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.88% for Fidelity VIP III Mid Cap Portfolio, and 0.93% Fidelity VIP III Growth Opportunities Portfolio.



(11)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.



Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



(12)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(13)The Fund administration fee is paid indirectly through the management fee.



(14)For FT VIP Franklin Small Cap Fund and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01% and 1.15%, respectively.



(15)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(16)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(17)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).



MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series, and 1.17% for MFS-Registered Trademark- Utilities Series.



(18)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement "Total Expenses" would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.



(19)Effective May 1, 2002, 12b-1 fees are 0.25%.



(20)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.



(21)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, "Total Expenses" attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging

Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.



(22)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).



(23)Management Fees include ordinary, recurring operating expenses.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and further assumes that the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Contract fee is reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.05% and the amount of the Contract fee is assumed to be $0.50 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $139       $171       $260
AIT Equity Index Fund......................................    $ 94       $131       $157       $232
AIT Government Bond Fund...................................    $ 97       $138       $169       $256
AIT Money Market Fund......................................    $ 95       $132       $158       $234
AIT Select Aggressive Growth Fund..........................    $100       $147       $186       $289
AIT Select Capital Appreciation Fund.......................    $100       $148       $188       $292
AIT Select Emerging Markets Fund...........................    $107       $169       $223       $363
AIT Select Growth Fund.....................................    $ 99       $146       $183       $284
AIT Select Growth and Income Fund..........................    $ 98       $142       $177       $272
AIT Select International Equity Fund.......................    $101       $150       $191       $299
AIT Select Investment Grade Income Fund....................    $ 96       $135       $164       $245
AIT Select Strategic Growth Fund...........................    $102       $154       $197       $312
AIT Select Strategic Income Fund...........................    $100       $149       $189       $295
AIT Select Value Opportunity Fund..........................    $100       $148       $187       $290
AIM V.I. Aggressive Growth Fund............................    $101       $152       $193       $304
AIM V.I. Blue Chip Fund....................................    $102       $153       $196       $309
AIM V.I. Premier Equity Fund...............................    $ 98       $141       $176       $269
AIM V.I. Basic Value Fund..................................    $103       $158       $205       $327

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIM V.I. Capital Development Fund..........................    $103       $157       $203       $323
AllianceBernstein Small Value Portfolio....................    $103       $158       $205       $327
AllianceBernstein Value Portfolio..........................    $103       $158       $205       $327
Alliance Growth and Income Portfolio.......................    $ 98       $143       $179       $276
Alliance Premier Growth Portfolio..........................    $102       $154       $197       $312
Delaware VIP Growth Opportunities Series...................    $ 99       $146       $184       $286
Delaware VIP International Value Equity Series.............    $ 99       $146       $183       $284
Eaton Vance VT Floating-Rate Income Fund...................    $102       $155       $199       $316
Fidelity VIP Equity-Income Portfolio.......................    $ 95       $134       $162       $241
Fidelity VIP Growth Portfolio..............................    $ 96       $137       $167       $251
Fidelity VIP High Income Portfolio.........................    $ 96       $138       $168       $254
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $179       $276
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $136       $165       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 99       $144       $180       $278
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $144       $181       $279
Fidelity VIP III Mid Cap Portfolio.........................    $ 99       $144       $180       $278
Fidelity VIP III Value Strategies Portfolio................    $100       $148       $188       $292
FT VIP Franklin Growth and Income Securities Fund..........    $ 97       $139       $171       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 99       $147       $185       $287
FT VIP Franklin Small Cap Fund.............................    $100       $148       $188       $292
FT VIP Mutual Shares Securities Fund.......................    $ 99       $147       $185       $288
FT VIP Templeton Foreign Securities Fund...................    $101       $150       $191       $299
INVESCO VIF Health Sciences Fund...........................    $100       $147       $186       $290
Janus Aspen Growth Portfolio...............................    $ 98       $143       $179       $275
Janus Aspen Growth and Income Portfolio....................    $ 99       $144       $181       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $101       $150       $191       $298
MFS-Registered Trademark- New Discovery Series.............    $102       $154       $198       $314
MFS-Registered Trademark- Total Return Series..............    $100       $150       $190       $297
MFS-Registered Trademark- Utilities Series.................    $101       $151       $192       $301
Oppenheimer Capital Appreciation Fund/VA...................    $ 98       $143       $179       $275
Oppenheimer Global Securities Fund/VA......................    $ 99       $144       $181       $279
Oppenheimer High Income Fund/VA............................    $100       $147       $186       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $ 99       $145       $182       $282
Oppenheimer Multiple Strategies Fund/VA....................    $ 99       $146       $184       $285
Pioneer Emerging Markets VCT Portfolio.....................    $107       $171       $226       $368
Pioneer Real Estate Shares VCT Portfolio...................    $104       $160       $208       $334
Scudder Technology Growth Portfolio........................    $ 97       $140       $174       $265
SVS Dreman Financial Services Portfolio....................    $ 98       $142       $176       $270
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289



(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election at issue of the Enhanced Earnings Rider (charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 99       $146       $184       $285
AIT Equity Index Fund......................................    $ 97       $138       $170       $257
AIT Government Bond Fund...................................    $ 99       $145       $182       $282
AIT Money Market Fund......................................    $ 97       $139       $171       $260
AIT Select Aggressive Growth Fund..........................    $102       $154       $198       $313
AIT Select Capital Appreciation Fund.......................    $102       $155       $200       $317

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Select Emerging Markets Fund...........................    $109       $176       $234       $385
AIT Select Growth Fund.....................................    $101       $153       $195       $308
AIT Select Growth and Income Fund..........................    $100       $149       $190       $296
AIT Select International Equity Fund.......................    $103       $157       $203       $323
AIT Select Investment Grade Income Fund....................    $ 98       $142       $177       $271
AIT Select Strategic Growth Fund...........................    $104       $161       $209       $336
AIT Select Strategic Income Fund...........................    $103       $156       $201       $319
AIT Select Value Opportunity Fund..........................    $102       $155       $199       $315
AIM V.I. Aggressive Growth Fund............................    $103       $158       $206       $328
AIM V.I. Blue Chip Fund....................................    $104       $160       $208       $333
AIM V.I. Premier Equity Fund...............................    $100       $148       $188       $293
AIM V.I. Basic Value Fund..................................    $106       $165       $217       $350
AIM V.I. Capital Development Fund..........................    $105       $164       $215       $347
AllianceBernstein Small Value Portfolio....................    $106       $165       $217       $350
AllianceBernstein Value Portfolio..........................    $106       $165       $217       $350
Alliance Growth and Income Portfolio.......................    $101       $150       $191       $300
Alliance Premier Growth Portfolio..........................    $104       $161       $209       $336
Delaware VIP Growth Opportunities Series...................    $102       $153       $196       $310
Delaware VIP International Value Equity Series.............    $101       $153       $195       $308
Eaton Vance VT Floating-Rate Income Fund...................    $104       $162       $211       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 98       $141       $175       $267
Fidelity VIP Growth Portfolio..............................    $ 98       $144       $180       $277
Fidelity VIP High Income Portfolio.........................    $ 99       $145       $181       $280
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $143       $178       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $151       $192       $302
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
Fidelity VIP III Mid Cap Portfolio.........................    $101       $151       $192       $302
Fidelity VIP III Value Strategies Portfolio................    $102       $155       $200       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 99       $146       $184       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $102       $154       $197       $311
FT VIP Franklin Small Cap Fund.............................    $102       $155       $200       $317
FT VIP Mutual Shares Securities Fund.......................    $102       $154       $197       $312
FT VIP Templeton Foreign Securities Fund...................    $103       $157       $203       $323
INVESCO VIF Health Sciences Fund...........................    $102       $154       $198       $314
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $299
Janus Aspen Growth and Income Portfolio....................    $101       $151       $193       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $103       $157       $203       $322
MFS-Registered Trademark- New Discovery Series.............    $104       $161       $210       $337
MFS-Registered Trademark- Total Return Series..............    $103       $157       $202       $321
MFS-Registered Trademark- Utilities Series.................    $103       $158       $204       $325
Oppenheimer Capital Appreciation Fund/VA...................    $101       $150       $191       $299
Oppenheimer Global Securities Fund/VA......................    $101       $151       $193       $303
Oppenheimer High Income Fund/VA............................    $102       $154       $198       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $101       $152       $194       $306
Oppenheimer Multiple Strategies Fund/VA....................    $102       $153       $196       $309
Pioneer Emerging Markets VCT Portfolio.....................    $110       $177       $237       $391
Pioneer Real Estate Shares VCT Portfolio...................    $106       $167       $220       $357
Scudder Technology Growth Portfolio........................    $100       $147       $186       $290
SVS Dreman Financial Services Portfolio....................    $100       $149       $189       $294
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $23        $ 71       $121       $260
AIT Equity Index Fund......................................    $20        $ 62       $107       $232
AIT Government Bond Fund...................................    $23        $ 70       $119       $256
AIT Money Market Fund......................................    $20        $ 63       $108       $234
AIT Select Aggressive Growth Fund..........................    $26        $ 79       $136       $289
AIT Select Capital Appreciation Fund.......................    $26        $ 81       $138       $292
AIT Select Emerging Markets Fund...........................    $34        $103       $174       $363
AIT Select Growth Fund.....................................    $25        $ 78       $133       $284
AIT Select Growth and Income Fund..........................    $24        $ 74       $127       $272
AIT Select International Equity Fund.......................    $27        $ 83       $141       $299
AIT Select Investment Grade Income Fund....................    $22        $ 66       $114       $245
AIT Select Strategic Growth Fund...........................    $28        $ 87       $147       $312
AIT Select Strategic Income Fund...........................    $27        $ 81       $139       $295
AIT Select Value Opportunity Fund..........................    $26        $ 80       $137       $290
AIM V.I. Aggressive Growth Fund............................    $27        $ 84       $143       $304
AIM V.I. Blue Chip Fund....................................    $28        $ 86       $146       $309
AIM V.I. Premier Equity Fund...............................    $24        $ 73       $126       $269
AIM V.I. Basic Value Fund..................................    $30        $ 91       $155       $327
AIM V.I. Capital Development Fund..........................    $29        $ 90       $153       $323
AllianceBernstein Small Value Portfolio....................    $30        $ 91       $155       $327
AllianceBernstein Value Portfolio..........................    $30        $ 91       $155       $327
Alliance Growth and Income Portfolio.......................    $25        $ 75       $129       $276
Alliance Premier Growth Portfolio..........................    $28        $ 87       $147       $312
Delaware VIP Growth Opportunities Series...................    $26        $ 78       $134       $286
Delaware VIP International Value Equity Series.............    $25        $ 78       $133       $284
Eaton Vance VT Floating-Rate Income Fund...................    $29        $ 88       $149       $316
Fidelity VIP Equity-Income Portfolio.......................    $21        $ 65       $112       $241
Fidelity VIP Growth Portfolio..............................    $22        $ 68       $117       $251
Fidelity VIP High Income Portfolio.........................    $22        $ 69       $118       $254
Fidelity VIP Overseas Portfolio............................    $25        $ 75       $129       $276
Fidelity VIP II Asset Manager Portfolio....................    $22        $ 67       $115       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $25        $ 76       $130       $278
Fidelity VIP III Growth Opportunities Portfolio............    $25        $ 76       $131       $279
Fidelity VIP III Mid Cap Portfolio.........................    $25        $ 76       $130       $278
Fidelity VIP III Value Strategies Portfolio................    $26        $ 81       $138       $292
FT VIP Franklin Growth and Income Securities Fund..........    $23        $ 71       $121       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $26        $ 79       $135       $287
FT VIP Franklin Small Cap Fund.............................    $26        $ 81       $138       $292
FT VIP Mutual Shares Securities Fund.......................    $26        $ 79       $135       $288
FT VIP Templeton Foreign Securities Fund...................    $27        $ 83       $141       $299
INVESCO VIF Health Sciences Fund...........................    $26        $ 80       $136       $290
Janus Aspen Growth Portfolio...............................    $24        $ 75       $129       $275
Janus Aspen Growth and Income Portfolio....................    $25        $ 76       $131       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $27        $ 82       $141       $298
MFS-Registered Trademark- New Discovery Series.............    $28        $ 87       $148       $314
MFS-Registered Trademark- Total Return Series..............    $27        $ 82       $140       $297
MFS-Registered Trademark- Utilities Series.................    $27        $ 83       $142       $301

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Oppenheimer Capital Appreciation Fund/VA...................    $24        $ 75       $129       $275
Oppenheimer Global Securities Fund/VA......................    $25        $ 76       $131       $279
Oppenheimer High Income Fund/VA............................    $26        $ 80       $136       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $25        $ 77       $132       $282
Oppenheimer Multiple Strategies Fund/VA....................    $25        $ 78       $134       $285
Pioneer Emerging Markets VCT Portfolio.....................    $34        $104       $177       $368
Pioneer Real Estate Shares VCT Portfolio...................    $30        $ 93       $159       $334
Scudder Technology Growth Portfolio........................    $23        $ 72       $124       $265
SVS Dreman Financial Services Portfolio....................    $24        $ 74       $126       $270
T. Rowe Price International Stock Portfolio................    $26        $ 79       $136       $289



(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Enhanced Earnings Rider (charge of 0.25% annually):



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 78       $134       $285
AIT Equity Index Fund......................................    $23        $ 70       $120       $257
AIT Government Bond Fund...................................    $25        $ 77       $132       $282
AIT Money Market Fund......................................    $23        $ 71       $121       $260
AIT Select Aggressive Growth Fund..........................    $28        $ 87       $148       $313
AIT Select Capital Appreciation Fund.......................    $29        $ 88       $150       $317
AIT Select Emerging Markets Fund...........................    $36        $110       $186       $385
AIT Select Growth Fund.....................................    $28        $ 85       $145       $308
AIT Select Growth and Income Fund..........................    $27        $ 82       $140       $296
AIT Select International Equity Fund.......................    $29        $ 90       $153       $323
AIT Select Investment Grade Income Fund....................    $24        $ 74       $127       $271
AIT Select Strategic Growth Fund...........................    $31        $ 94       $160       $336
AIT Select Strategic Income Fund...........................    $29        $ 89       $151       $319
AIT Select Value Opportunity Fund..........................    $29        $ 87       $149       $315
AIM V.I. Aggressive Growth Fund............................    $30        $ 92       $156       $328
AIM V.I. Blue Chip Fund....................................    $30        $ 93       $158       $333
AIM V.I. Premier Equity Fund...............................    $26        $ 81       $138       $293
AIM V.I. Basic Value Fund..................................    $32        $ 99       $167       $350
AIM V.I. Capital Development Fund..........................    $32        $ 97       $165       $347
AllianceBernstein Small Value Portfolio....................    $32        $ 99       $167       $350
AllianceBernstein Value Portfolio..........................    $32        $ 99       $167       $350
Alliance Growth and Income Portfolio.......................    $27        $ 83       $141       $300
Alliance Premier Growth Portfolio..........................    $31        $ 94       $160       $336
Delaware VIP Growth Opportunities Series...................    $28        $ 86       $146       $310
Delaware VIP International Value Equity Series.............    $28        $ 85       $145       $308
Eaton Vance VT Floating-Rate Income Fund...................    $31        $ 95       $162       $339
Fidelity VIP Equity-Income Portfolio.......................    $24        $ 73       $125       $267
Fidelity VIP Growth Portfolio..............................    $25        $ 76       $130       $277
Fidelity VIP High Income Portfolio.........................    $25        $ 77       $131       $280
Fidelity VIP Overseas Portfolio............................    $27        $ 83       $141       $300
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 75       $128       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 84       $142       $302
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
Fidelity VIP III Mid Cap Portfolio.........................    $27        $ 84       $142       $302
Fidelity VIP III Value Strategies Portfolio................    $29        $ 88       $150       $317

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
FT VIP Franklin Growth and Income Securities Fund..........    $25        $ 78       $134       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Fund.............................    $29        $ 88       $150       $317
FT VIP Mutual Shares Securities Fund.......................    $28        $ 87       $147       $312
FT VIP Templeton Foreign Securities Fund...................    $29        $ 90       $153       $323
INVESCO VIF Health Sciences Fund...........................    $28        $ 87       $148       $314
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $299
Janus Aspen Growth and Income Portfolio....................    $27        $ 84       $143       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 90       $153       $322
MFS-Registered Trademark- New Discovery Series.............    $31        $ 95       $161       $337
MFS-Registered Trademark- Total Return Series..............    $29        $ 89       $152       $321
MFS-Registered Trademark- Utilities Series.................    $30        $ 91       $154       $325
Oppenheimer Capital Appreciation Fund/VA...................    $27        $ 83       $141       $299
Oppenheimer Global Securities Fund/VA......................    $27        $ 84       $143       $303
Oppenheimer High Income Fund/VA............................    $28        $ 87       $148       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $28        $ 85       $144       $306
Oppenheimer Multiple Strategies Fund/VA....................    $28        $ 86       $146       $309
Pioneer Emerging Markets VCT Portfolio.....................    $37        $112       $189       $391
Pioneer Real Estate Shares VCT Portfolio...................    $33        $101       $171       $357
Scudder Technology Growth Portfolio........................    $26        $ 80       $136       $290
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $139       $294
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313


If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:


(3)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 99       $146       $184       $285
AIT Equity Index Fund......................................    $ 97       $138       $170       $257
AIT Government Bond Fund...................................    $ 99       $145       $182       $282
AIT Money Market Fund......................................    $ 97       $139       $171       $260
AIT Select Aggressive Growth Fund..........................    $102       $154       $198       $313
AIT Select Capital Appreciation Fund.......................    $102       $155       $200       $317
AIT Select Emerging Markets Fund...........................    $109       $176       $234       $385
AIT Select Growth Fund.....................................    $101       $153       $195       $308
AIT Select Growth and Income Fund..........................    $100       $149       $190       $296
AIT Select International Equity Fund.......................    $103       $157       $203       $323
AIT Select Investment Grade Income Fund....................    $ 98       $142       $177       $271
AIT Select Strategic Growth Fund...........................    $104       $161       $209       $336
AIT Select Strategic Income Fund...........................    $103       $156       $201       $319
AIT Select Value Opportunity Fund..........................    $102       $155       $199       $315
AIM V.I. Aggressive Growth Fund............................    $103       $158       $206       $328
AIM V.I. Blue Chip Fund....................................    $104       $160       $208       $333
AIM V.I. Premier Equity Fund...............................    $100       $148       $188       $293
AIM V.I. Basic Value Fund..................................    $106       $165       $217       $350
AIM V.I. Capital Development Growth Fund...................    $105       $164       $215       $347
AllianceBernstein Small Value Portfolio....................    $106       $165       $217       $350

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AllianceBernstein Value Portfolio..........................    $106       $165       $217       $350
Alliance Growth and Income Portfolio.......................    $101       $150       $191       $300
Alliance Premier Growth Portfolio..........................    $104       $161       $209       $336
Delaware VIP Growth Opportunities Series...................    $102       $153       $196       $310
Delaware VIP International Value Equity Series.............    $101       $153       $195       $308
Eaton Vance VT Floating-Rate Income Fund...................    $104       $162       $211       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 98       $141       $175       $267
Fidelity VIP Growth Portfolio..............................    $ 98       $144       $180       $277
Fidelity VIP High Income Portfolio.........................    $ 99       $145       $181       $280
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $143       $178       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $151       $192       $302
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
Fidelity VIP III Mid Cap Portfolio.........................    $101       $151       $192       $302
Fidelity VIP III Value Strategies Portfolio................    $102       $155       $200       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 99       $146       $184       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $102       $154       $197       $311
FT VIP Franklin Small Cap Fund.............................    $102       $155       $200       $317
FT VIP Mutual Shares Securities Fund.......................    $102       $154       $197       $312
FT VIP Templeton Foreign Securities Fund...................    $103       $157       $203       $323
INVESCO VIF Health Sciences Fund...........................    $102       $154       $198       $314
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $299
Janus Aspen Growth and Income Portfolio....................    $101       $151       $193       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $103       $157       $203       $322
MFS-Registered Trademark- New Discovery Series.............    $104       $161       $210       $337
MFS-Registered Trademark- Total Return Series..............    $103       $157       $202       $321
MFS-Registered Trademark- Utilities Series.................    $103       $158       $204       $325
Oppenheimer Capital Appreciation Fund/VA...................    $101       $150       $191       $299
Oppenheimer Global Securities Fund/VA......................    $101       $151       $193       $303
Oppenheimer High Income Fund/VA............................    $102       $154       $198       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $101       $152       $194       $306
Oppenheimer Multiple Strategies Fund/VA....................    $102       $153       $196       $309
Pioneer Emerging Markets VCT Portfolio.....................    $110       $177       $237       $391
Pioneer Real Estate Shares VCT Portfolio...................    $106       $167       $220       $357
Scudder Technology Growth Portfolio........................    $100       $147       $186       $290
SVS Dreman Financial Services Portfolio....................    $100       $149       $189       $294
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313



(3)(b) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually):



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 78       $134       $285
AIT Equity Index Fund......................................    $23        $ 70       $120       $257
AIT Government Bond Fund...................................    $25        $ 77       $132       $282
AIT Money Market Fund......................................    $23        $ 71       $121       $260
AIT Select Aggressive Growth Fund..........................    $28        $ 87       $148       $313
AIT Select Capital Appreciation Fund.......................    $29        $ 88       $150       $317
AIT Select Emerging Markets Fund...........................    $36        $110       $186       $385
AIT Select Growth Fund.....................................    $28        $ 85       $145       $308

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Select Growth and Income Fund..........................    $27        $ 82       $140       $296
AIT Select International Equity Fund.......................    $29        $ 90       $153       $323
AIT Select Investment Grade Income Fund....................    $24        $ 74       $127       $271
AIT Select Strategic Growth Fund...........................    $31        $ 94       $160       $336
AIT Select Strategic Income Fund...........................    $29        $ 89       $151       $319
AIT Select Value Opportunity Fund..........................    $29        $ 87       $149       $315
AIM V.I. Aggressive Growth Fund............................    $30        $ 92       $156       $328
AIM V.I. Blue Chip Fund....................................    $30        $ 93       $158       $333
AIM V.I. Premier Equity Fund...............................    $26        $ 81       $138       $293
AIM V.I. Basic Value Fund..................................    $32        $ 99       $167       $350
AIM V.I. Capital Development Growth Fund...................    $32        $ 97       $165       $347
AllianceBernstein Small Value Portfolio....................    $32        $ 99       $167       $350
AllianceBernstein Value Portfolio..........................    $32        $ 99       $167       $350
Alliance Growth and Income Portfolio.......................    $27        $ 83       $141       $300
Alliance Premier Growth Portfolio..........................    $31        $ 94       $160       $336
Delaware VIP Growth Opportunities Series...................    $28        $ 86       $146       $310
Delaware VIP International Value Equity Series.............    $28        $ 85       $145       $308
Eaton Vance VT Floating-Rate Income Fund...................    $31        $ 95       $162       $339
Fidelity VIP Equity-Income Portfolio.......................    $24        $ 73       $125       $267
Fidelity VIP Growth Portfolio..............................    $25        $ 76       $130       $277
Fidelity VIP High Income Portfolio.........................    $25        $ 77       $131       $280
Fidelity VIP Overseas Portfolio............................    $27        $ 83       $141       $300
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 75       $128       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 84       $142       $302
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
Fidelity VIP III Mid Cap Portfolio.........................    $27        $ 84       $142       $302
Fidelity VIP III Value Strategies Portfolio................    $29        $ 88       $150       $317
FT VIP Franklin Growth and Income Securities Fund..........    $25        $ 78       $134       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Fund.............................    $29        $ 88       $150       $317
FT VIP Mutual Shares Securities Fund.......................    $28        $ 87       $147       $312
FT VIP Templeton Foreign Securities Fund...................    $29        $ 90       $153       $323
INVESCO VIF Health Sciences Fund...........................    $28        $ 87       $148       $314
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $299
Janus Aspen Growth and Income Portfolio....................    $27        $ 84       $143       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 90       $153       $322
MFS-Registered Trademark- New Discovery Series.............    $31        $ 95       $161       $337
MFS-Registered Trademark- Total Return Series..............    $29        $ 89       $152       $321
MFS-Registered Trademark- Utilities Series.................    $30        $ 91       $154       $325
Oppenheimer Capital Appreciation Fund/VA...................    $27        $ 83       $141       $299
Oppenheimer Global Securities Fund/VA......................    $27        $ 84       $143       $303
Oppenheimer High Income Fund/VA............................    $28        $ 87       $148       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $28        $ 85       $144       $306
Oppenheimer Multiple Strategies Fund/VA....................    $28        $ 86       $146       $309
Pioneer Emerging Markets VCT Portfolio.....................    $37        $112       $189       $391
Pioneer Real Estate Shares VCT Portfolio...................    $33        $101       $171       $357
Scudder Technology Growth Portfolio........................    $26        $ 80       $136       $290
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $139       $294
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313



* The Contract fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any option involving a life contingency or under any noncommutable period certain option of ten years or more.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase;

    - Income payments that you can receive for life;

    - Issue age up to your 90th birthday (as long as the Annuitant is under age 90.)

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds (up to seventeen Sub-Accounts, in addition to AIT Money Market Fund, may be used at any one time), the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an

Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the AIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account.


VARIABLE ACCOUNT:  The fifty-seven Underlying Funds currently offered are:



ALLMERICA INVESTMENT TRUST (SERVICE SHARES)           ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AIT Core Equity Fund                                  (CLASS B)
AIT Equity Index Fund                                 AllianceBernstein Small Cap Value Portfolio
AIT Government Bond Fund                              AllianceBernstein Value Portfolio
AIT Money Market Fund                                 Alliance Growth and Income Portfolio
AIT Select Aggressive Growth Fund                     Alliance Premier Growth Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund                      DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
AIT Select Growth Fund                                Delaware VIP Growth Opportunities Series
AIT Select Growth and Income Fund
AIT Select International Equity Fund                  DELAWARE GROUP PREMIUM FUND
AIT Select Investment Grade Income Fund               Delaware VIP International Value Equity Series
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund                      EATON VANCE VARIABLE TRUST
AIT Select Value Opportunity Fund                     Eaton Vance VT Floating-Rate Income Fund
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)        FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIM V.I. Aggressive Growth Fund                       Fidelity VIP Equity-Income Portfolio
AIM V.I. Blue Chip Fund                               Fidelity VIP Growth Portfolio
AIM V.I. Premier Equity Fund                          Fidelity VIP High Income Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)       Fidelity VIP Overseas Portfolio
AIM V.I. Basic Value Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM V.I. Capital Development Fund                     Fidelity VIP II Asset Manager Portfolio
                                                      (CONTINUING TO THE NEXT PAGE)

(CONT.)                                               MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
                                                      TRUST-SM- (SERVICE CLASS)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II          MFS-Registered Trademark- Mid Cap Growth Series
(SERVICE CLASS 2)                                     MFS-Registered Trademark- New Discovery Series
Fidelity VIP II Contrafund-Registered Trademark-      MFS-Registered Trademark- Total Return Series
Portfolio                                             MFS-Registered Trademark- Utilities Series
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III         OPPENHEIMER VARIABLE ACCOUNT FUNDS
(SERVICE CLASS 2)                                     (SERVICE SHARES)
Fidelity VIP III Growth Opportunities Portfolio       Oppenheimer Capital Appreciation Fund/VA
Fidelity VIP III Mid Cap Portfolio                    Oppenheimer Global Securities Fund/VA
Fidelity VIP III Value Strategies Portfolio           Oppenheimer High Income Fund/VA
                                                      Oppenheimer Main Street Growth & Income
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST  Fund/VA
(CLASS 2)                                             Oppenheimer Multiple Strategies Fund/VA
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund      PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
FT VIP Franklin Small Cap Fund                        Pioneer Emerging Markets VCT Portfolio
FT VIP Mutual Shares Securities Fund                  Pioneer Real Estate Shares VCT Portfolio
FT VIP Templeton Foreign Securities Fund
                                                      SCUDDER VARIABLE SERIES II
INVESCO VARIABLE INVESTMENT FUNDS, INC.               Scudder Technology Growth Portfolio
INVESCO VIF Health Sciences Fund                      SVS Dreman Financial Services Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)                   T. ROWE PRICE INTERNATIONAL SERIES, INC.
Janus Aspen Growth Portfolio                          T. Rowe Price International Stock Portfolio
Janus Aspen Growth and Income Portfolio


CERTAIN UNDERLYING FUNDS MAY NOT BE AVAILABLE IN ALL STATES.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:


    - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;


    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.


At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.



(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.)



In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.


The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in "Other Charges," "VARIABLE ACCOUNT DEDUCTIONS" under CHARGES AND DEDUCTIONS. and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC.


First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.


Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds (" AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The investment advisor for the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").


EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages Eaton Vance VT Floating-Rate Income Fund.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios is available under the
Contract: Fidelity VIP II Asset Management Portfolio and the Fidelity VIP II Contrafund-Registered Trademark- Portfolio.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund FT VIP Franklin Growth and Income Portfolio and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.



INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.



JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-.
MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series,
MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.



OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.



T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the

1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the
Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.



AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.


AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.



AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.



DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Fund formerly was known as DGPF International Equity Series.


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.


FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.



FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market. This Fund formerly was known as FT VIP Franklin Natural Resources Securities Fund.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.



MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.



MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.



OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.



OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.



PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and
(2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B.) Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT


PAYMENTS



The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.


Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:


    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.


    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.


This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be /unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.



RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE



Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.



TRANSFER PRIVILEGE



At any time prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.



To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER


At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYERS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."



For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.



WITHDRAWALS


At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee

Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.



For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Provisions Appplicable to Qualified Employers", "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."


For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated

Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACTS IN GENERAL" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT


In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (a) or
(b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.



This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where
(b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken. See APPENDIX
E -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.


THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


OPTIONAL ENHANCED EARNINGS RIDER (EER)



The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the Annuitant has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.



The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT



For any benefit to be payable under the EER, certain conditions must be met, as follows:



    1.  The Annuitant's death must occur prior to the Annuity Date.



    2.  The difference between (a) and (b) must be greater than zero, where:



       (a) is the Accumulated Value, and



       (b) is gross payments not previously withdrawn.



       If (a) minus (b) is zero or less, no benefit will be payable.



Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.



For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.



AMOUNT OF EER BENEFIT



ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:



    (a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



    (b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:



    (a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



    (b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.



The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.



EXAMPLES



EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:



    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or



    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
       (50% X (150,000 - 100,000)) = $25,000



The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).



EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.



The EER benefit on that date is equal to the LESSER of:



    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or



    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract =
       (50% X ($250,000 - $100,000)) = $75,000



The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).



EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or



    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
       (50% X ($135,000 - $100,000)) = $17,500



The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).



EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or



    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
       (50% X ($85,000 - $85,000)) = $0



The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% X ($85,000 - $85,000)).



TERMINATING THE EER



Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:



    1.  the Annuity Date;



    2.  the date the Contract is surrendered;



    3.  the date the Company determines a death benefit is payable; or



    4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.



If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.



THE EER MAY NOT BE AVAILABLE IN ALL STATES.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed
90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.


The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.



If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.



DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Equity Index Fund, the AIT Core Equity Fund and the AIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

                   (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUIT (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.


ANNUITY BENEFIT PAYMENTS



DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.



NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.



OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.



CONTRACT FEE


A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.



OPTIONAL RIDER CHARGES



Subject to state availability, the Company currently offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.


The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.



If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:



  1. Optional Minimum Guaranteed Annuity Payout Rider
    (M-GAP) with a ten-year waiting period:                     0.25%
  2. Optional Minimum Guaranteed Annuity Payout Rider
    (M-GAP) with a fifteen-year waiting period:                 0.15%



For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.



PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


SURRENDER CHARGE


No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than nine years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

COMPLETE YEARS FROM  CHARGE AS PERCENTAGE OF
  DATE OF PAYMENT    NEW PAYMENTS WITHDRAWN
-------------------  -----------------------
    Less than 2                8%
    Less than 3                7%
    Less than 4                6%
    Less than 5                5%
    Less than 6                4%
    Less than 7                3%

    Less than 8                2%
    Less than 9                1%
    Thereafter                 0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class;
(2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): (1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll; (2) any director of the Company; (3) any retiree who elected to retire on his/her retirement date; (4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and
(5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan. For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
                      Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
                      Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.


For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE



The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:



                     [(1+i)/(1+j)]TO THE POWER OF(n/365) -1


        where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

             j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and
             n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.


                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the

Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h)of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS



From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, SEE "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.



TAXATION OF THE CONTRACTS IN GENERAL


The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.


PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.


STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.



Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.



The Contract provides a standard death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the AIT Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers which are NASD members.

The Company pays commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole d7iscretion of the Company.


If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                           10 YEARS OR
                                                                                                         SINCE INCEPTION
                                                                        FOR YEAR                             OF SUB-
                                                     SUB-ACCOUNT          ENDED                              ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND            INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------            --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................       9/4/91              -24.21%             5.20%             8.51%
AIT Equity Index Fund.............................       9/4/91              -19.73%             7.93%            10.76%
AIT Government Bond Fund..........................       9/8/91               -1.60%             4.07%             4.45%
AIT Money Market Fund.............................       9/9/91               -4.66%             2.94%             3.33%
AIT Select Aggressive Growth Fund.................      9/16/92              -28.55%            -1.11%             7.42%
AIT Select Capital Appreciation Fund..............      4/30/95               -9.70%             9.08%            13.53%
AIT Select Emerging Markets Fund..................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund............................      9/16/92              -31.33%             5.37%             7.94%
AIT Select Growth and Income Fund.................      9/16/92              -19.44%             3.35%             7.78%
AIT Select International Equity Fund..............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund...........       9/5/91               -1.36%             4.40%             5.44%
AIT Select Strategic Growth Fund..................       8/1/00              -35.33%              N/A            -43.25%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A             -3.95%
AIT Select Value Opportunity Fund.................       1/3/00                2.93%            10.47%            11.96%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -32.41%              N/A            -29.08%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -20.31%
AIM V.I. Premier Equity Fund......................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -8.44%              N/A             -2.58%
Alliance Premier Growth Portfolio.................       8/1/00              -24.48%              N/A            -29.51%
Delaware VIP Growth Opportunities Series..........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series....       5/6/93              -20.36%             1.07%             6.06%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio..............       9/5/91              -13.31%             6.82%            11.79%
Fidelity VIP Growth Portfolio.....................       9/5/91              -24.96%             9.14%            11.58%
Fidelity VIP High Income Portfolio................      9/24/91              -19.37%            -5.98%             3.68%
Fidelity VIP Overseas Portfolio...................       9/5/91              -28.02%             0.21%             4.26%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94              -12.34%             4.87%             6.81%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -22.52%              N/A            -25.33%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -20.08%              N/A             -7.92%
Janus Aspen Growth Portfolio......................       8/1/00              -31.35%              N/A            -31.38%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -20.99%              N/A            -21.41%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00              -15.29%              N/A            -26.83%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00               -1.67%              N/A             -0.69%
Scudder Technology Growth Portfolio...............       8/1/00              -38.20%              N/A            -43.24%
SVS Dreman Financial Services Portfolio...........       8/1/00              -13.00%              N/A              4.22%
T. Rowe Price International Stock Portfolio.......       5/1/95              -28.96%            -2.08%             1.48%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                           10 YEARS OR
                                                                                                         SINCE INCEPTION
                                                                        FOR YEAR                             OF SUB-
                                                     SUB-ACCOUNT          ENDED                              ACCOUNT
                                                    INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund                                     9/4/91              -18.08%             6.20%             8.70%
AIT Equity Index Fund.............................       9/4/91              -13.29%             8.78%            10.86%
AIT Government Bond Fund..........................       9/8/91                6.07%             4.94%             4.49%
AIT Money Market Fund.............................       9/9/91                2.77%             3.85%             3.37%
AIT Select Aggressive Growth Fund.................      9/16/92              -22.77%             0.02%             7.58%
AIT Select Capital Appreciation Fund..............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund..................       8/1/00              -10.45%              N/A            -24.97%
AIT Select Growth Fund............................      9/16/92              -25.80%             6.29%             8.06%
AIT Select Growth and Income Fund.................      9/16/92              -13.03%             4.34%             7.89%
AIT Select International Equity Fund..............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund...........       9/5/91                6.38%             5.32%             5.53%
AIT Select Strategic Growth Fund..................       8/1/00              -30.31%              N/A            -40.17%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund.................       1/3/00               11.05%            11.26%            12.12%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -27.13%              N/A            -25.18%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund......................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio.................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series..........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series....       5/6/93              -14.10%             2.10%             6.21%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A              0.32%
Fidelity VIP Equity-Income Portfolio..............       9/5/91               -6.33%             7.82%            11.98%
Fidelity VIP Growth Portfolio.....................       9/5/91              -18.85%            10.05%            11.78%
Fidelity VIP High Income Portfolio................      9/24/91              -13.01%            -4.97%             3.78%
Fidelity VIP Overseas Portfolio...................       9/5/91              -22.31%             1.25%             4.37%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94               -5.48%             5.73%             7.02%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -15.88%              N/A            -18.84%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -20.56%              N/A             -3.76%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -13.86%              N/A             -2.91%
Janus Aspen Growth Portfolio......................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -14.83%              N/A            -17.10%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio...............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio...........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio.......       5/1/95              -23.34%            -1.09%             1.96%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                  UNDERLYING                                        10 YEARS OR SINCE
                                                     FUND          FOR YEAR                           INCEPTION OF
                                                   INCEPTION         ENDED                           UNDERLYING FUND
                                                     DATE          12/31/01           5 YEARS           (IF LESS)
                                                  -----------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................    4/29/85             -24.21%             5.20%              8.51%
AIT Equity Index Fund*..........................    9/28/90             -19.73%             7.93%             10.76%
AIT Government Bond Fund*.......................    8/26/91              -1.60%             4.07%              4.45%
AIT Money Market Fund*..........................    4/29/85              -4.66%             2.94%              3.33%
AIT Select Aggressive Growth Fund*..............    8/21/92             -28.55%            -1.11%              7.89%
AIT Select Capital Appreciation Fund*...........    4/28/95              -9.70%             9.08%             13.53%
AIT Select Emerging Markets Fund*...............    2/20/98             -16.90%              N/A             -10.06%
AIT Select Growth Fund*.........................    8/21/92             -31.33%             5.37%              8.36%
AIT Select Growth and Income Fund*..............    8/21/92             -19.44%             3.35%              7.80%
AIT Select International Equity Fund*...........     5/2/94             -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*........    4/29/85              -1.36%             4.40%              5.44%
AIT Select Strategic Growth Fund*...............    2/20/98             -35.33%              N/A             -18.65%
AIT Select Strategic Income Fund*...............     7/3/00              -2.22%              N/A               1.77%
AIT Select Value Opportunity Fund*..............    4/30/93               2.93%            10.47%             11.95%
AIM V.I. Aggressive Growth Fun*.................     5/1/98             -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund.........................   12/29/99             -29.16%              N/A             -19.50%
AIM V.I. Premier Equity Fund....................     5/5/93             -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*......................    9/10/01                N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*..............     5/1/98             -15.94%              N/A               1.36%
AllianceBernstein Small Cap Value Portfolio*....     5/1/01                N/A               N/A               1.98%
AllianceBernstein Value Portfolio*..............     5/1/01                N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*...........    1/14/91              -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*..............    6/26/92             -24.48%            10.04%             13.75%
Delaware VIP Growth Opportunities Series*.......    7/12/91             -23.14%             8.90%              9.05%
Delaware VIP International Value Equity
 Series.........................................   10/29/92             -20.36%             1.07%              5.89%
Eaton Vance VT Floating-Rate Income Fund........     5/1/01                N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio............    10/9/86             -13.31%             6.82%             11.79%
Fidelity VIP Growth Portfolio...................    10/9/86             -24.96%             9.14%             11.58%
Fidelity VIP High Income Portfolio..............    9/19/85             -19.37%            -5.98%              3.68%
Fidelity VIP Overseas Portfolio.................    1/28/87             -28.02%             0.21%              4.26%
Fidelity VIP II Asset Manager Portfolio.........     9/6/89             -12.34%             4.87%              7.64%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................     1/3/95             -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio......................................     1/3/95             -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*.............   12/28/98             -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*....        N/A                N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................    1/24/89             -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................     5/1/96             -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*.................    11/1/95             -22.52%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*...........    11/8/96              -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*.......     5/1/92             -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund....................    5/22/97             -20.08%              N/A              12.40%
Janus Aspen Growth Portfolio*...................    9/13/93             -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*........     5/1/98             -20.99%              N/A               9.55%
MFS-Registered Trademark- Mid Cap Growth
 Series*........................................     5/1/00             -24.60%              N/A             -17.62%
MFS-Registered Trademark- New Discovery
 Series*........................................     5/1/98             -13.16%              N/A              11.38%
MFS-Registered Trademark- Total Return
 Series*........................................     1/3/95              -8.31%             7.99%             11.24%
MFS-Registered Trademark- Utilities Series*.....     1/3/95             -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*.......     4/3/85             -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*..........   11/12/90             -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*................    4/30/86              -6.75%             0.46%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................     7/5/95             -17.83%             4.33%             10.94%
Oppenheimer Multiple Strategies Fund/VA*........     2/9/87              -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........   10/30/98             -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*.......     3/1/95              -1.67%             3.02%              9.27%

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                  UNDERLYING                                        10 YEARS OR SINCE
                                                     FUND          FOR YEAR                           INCEPTION OF
                                                   INCEPTION         ENDED                           UNDERLYING FUND
                                                     DATE          12/31/01           5 YEARS           (IF LESS)
                                                  -----------   ---------------   ---------------   -----------------
Scudder Technology Growth Portfolio.............     5/3/99             -38.20%              N/A              -5.96%
SVS Dreman Financial Services Portfolio.........     5/4/98             -13.00%              N/A               0.18%
T. Rowe Price International Stock Portfolio.....    3/31/94             -28.96%            -2.08%              1.86%



*These funds include a charge for 12b-1 fees. These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -18.08%             6.20%              8.70%
AIT Equity Index Fund*..........................      9/28/90              -13.29%             8.78%             10.86%
AIT Government Bond Fund*.......................      8/26/91                6.07%             4.94%              4.49%
AIT Money Market Fund*..........................      4/29/85                2.77%             3.85%              3.37%
AIT Select Aggressive Growth Fund*..............      8/21/92              -22.77%             0.02%              8.05%
AIT Select Capital Appreciation Fund*...........      4/28/95               -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*...............      2/20/98              -10.45%              N/A              -8.75%
AIT Select Growth Fund*.........................      8/21/92              -25.80%             6.29%              8.48%
AIT Select Growth and Income Fund*..............      8/21/92              -13.03%             4.34%              7.91%
AIT Select International Equity Fund*...........       5/2/94              -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*........      4/29/85                6.38%             5.32%              5.53%
AIT Select Strategic Growth Fund*...............      2/20/98              -30.31%              N/A             -17.47%
AIT Select Strategic Income Fund*...............       7/3/00                5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*..............      4/30/93               11.05%            11.26%             12.11%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -27.13%              N/A               0.83%
AIM V.I. Blue Chip Fund.........................     12/29/99              -23.66%              N/A             -16.84%
AIM V.I. Premier Equity Fund....................       5/5/93              -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A               1.14%
AIM V.I. Capital Development Fund*..............       5/1/98               -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               9.90%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*...........      1/14/91               -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -17.16%             9.61%              9.05%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -14.10%             2.10%              5.98%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A               0.32%
Fidelity VIP Equity-Income Portfolio............      10/9/86               -6.33%             7.82%             11.98%
Fidelity VIP Growth Portfolio...................      10/9/86              -18.85%            10.05%             11.78%
Fidelity VIP High Income Portfolio..............      9/19/85              -13.01%            -4.97%              3.78%
Fidelity VIP Overseas Portfolio.................      1/28/87              -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89               -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98               -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*...........      11/8/96                5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund....................      5/22/97              -13.86%              N/A              13.11%
Janus Aspen Growth Portfolio*...................      9/13/93              -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -14.83%              N/A              10.82%
MFS-Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -18.75%              N/A             -13.84%
MFS-Registered Trademark- New Discovery
 Series*........................................       5/1/98               -6.41%              N/A              12.79%
MFS-Registered Trademark- Total Return
 Series*........................................       1/3/95               -1.19%             8.72%             11.54%
MFS-Registered Trademark- Utilities Series*.....       1/3/95              -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*................      4/30/86                0.49%             1.39%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -11.45%             5.16%             11.29%
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87                0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98               -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95                5.96%             3.89%              9.53%

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
Scudder Technology Growth Portfolio.............       5/3/99              -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio.........       5/4/98               -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio.....      3/31/94              -23.34%            -1.09%              2.16%



* These funds include a charge for 12b-1 fees. These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund.............................      4/20/94              -24.20%             5.24%            10.35%
AIT Equity Index Fund............................      4/21/94              -19.73%             7.93%            12.73%
AIT Government Bond Fund.........................      4/20/94               -1.60%             4.08%             4.69%
AIT Money Market Fund............................      4/10/94               -4.67%             2.92%             3.55%
AIT Select Aggressive Growth Fund................      4/20/94              -28.56%            -1.12%             5.59%
AIT Select Capital Appreciation Fund.............      4/30/95               -9.70%             9.07%            13.52%
AIT Select Emerging Markets Fund.................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund...........................      4/20/94              -31.36%             5.35%             9.99%
AIT Select Growth and Income Fund................      4/20/94              -19.44%             3.35%             8.86%
AIT Select International Equity Fund.............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund..........      4/21/94               -1.33%             4.44%             5.38%
AIT Select Strategic Growth Fund.................       8/1/00              -35.34%              N/A            -43.26%
AIT Select Strategic Income Fund.................       5/1/01                 N/A               N/A             -3.92%
AIT Select Value Opportunity Fund................      4/20/94                2.91%            10.45%            12.06%
AIM V.I. Aggressive Growth Fund..................       8/1/00              -32.41%              N/A            -29.07%
AIM V.I. Blue Chip Fund..........................       5/1/01                 N/A               N/A            -20.32%
AIM V.I. Premier Equity Fund.....................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio.............       8/1/00               -8.44%              N/A             -2.57%
Alliance Premier Growth Portfolio................       8/1/00              -24.49%              N/A            -29.53%
Delaware VIP Growth Opportunities Series.........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series...      4/20/94              -20.36%             1.08%             4.81%
Eaton Vance VT Floating-Rate Income Fund.........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio.............      4/20/94              -13.29%             6.84%            11.40%
Fidelity VIP Growth Portfolio....................      4/20/94              -24.98%             9.13%            12.98%
Fidelity VIP High Income Portfolio...............      4/20/94              -19.39%            -6.00%             0.02%
Fidelity VIP Overseas Portfolio..................      4/20/94              -28.02%             0.23%             2.69%
Fidelity VIP II Asset Manager Portfolio..........      5/11/94              -12.32%             4.88%             6.95%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.......................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities
 Portfolio.......................................       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio...............         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund...................       8/1/00              -22.51%              N/A            -25.32%
FT VIP Mutual Shares Securities Fund.............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund.........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund.....................       8/1/00              -20.06%              N/A             -7.90%
Janus Aspen Growth Portfolio.....................       8/1/00              -31.35%              N/A            -31.36%
Janus Aspen Growth and Income Portfolio..........       8/1/00              -20.99%              N/A            -21.40%
MFS -Registered Trademark- Mid Cap Growth
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA.........         N/A*                 N/A               N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
Oppenheimer Global Securities Fund/VA............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA..................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income
 Fund/VA.........................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA..........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio...........       8/1/00              -15.29%              N/A            -26.84%
Pioneer Real Estate Shares VCT Portfolio.........       8/1/00               -1.67%              N/A             -0.70%
Scudder Technology Growth Portfolio..............       8/1/00              -38.19%              N/A            -43.24%
SVS Dreman Financial Services Portfolio..........       8/1/00              -13.01%              N/A              4.21%
T. Rowe Price International Stock Portfolio......       5/1/95              -28.97%            -2.10%             1.46%



*This is a new Sub-Account so no historical figures are available.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund.............................      4/20/94              -18.08%             6.20%            10.62%
AIT Equity Index Fund............................      4/21/94              -13.29%             8.78%            12.94%
AIT Government Bond Fund.........................      4/20/94                6.07%             4.94%             4.90%
AIT Money Market Fund............................      4/10/94                2.77%             3.85%             3.81%
AIT Select Aggressive Growth Fund................      4/20/94              -22.77%             0.02%             5.96%
AIT Select Capital Appreciation Fund.............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund.................       8/1/00              -10.44%              N/A            -24.97%
AIT Select Growth Fund...........................      4/20/94              -25.80%             6.29%            10.25%
AIT Select Growth and Income Fund................      4/20/94              -13.03%             4.34%             9.11%
AIT Select International Equity Fund.............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund..........      4/21/94                6.38%             5.32%             5.61%
AIT Select Strategic Growth Fund.................       8/1/00              -30.32%              N/A            -40.18%
AIT Select Strategic Income Fund.................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund................      4/20/94               11.05%            11.26%            12.31%
AIM V.I. Aggressive Growth Fund..................       8/1/00              -27.14%              N/A            -25.18%
AIM V.I. Blue Chip Fund..........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund.....................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio.............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series.........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series...      4/20/94              -14.10%             2.10%             5.08%
Eaton Vance VT Floating-Rate Income Fund.........       5/1/01                 N/A               N/A              0.31%
Fidelity VIP Equity-Income Portfolio.............      4/20/94               -6.34%             7.82%            11.72%
Fidelity VIP Growth Portfolio....................      4/20/94              -18.85%            10.05%            13.30%
Fidelity VIP High Income Portfolio...............      4/20/94              -13.01%            -4.97%             0.40%
Fidelity VIP Overseas Portfolio..................      4/20/94              -22.31%             1.25%             3.00%
Fidelity VIP II Asset Manager Portfolio..........      5/11/94               -5.48%             5.73%             7.16%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.......................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities
 Portfolio.......................................       8/1/00              -15.88%              N/A            -18.85%
Fidelity VIP III Mid Cap Portfolio...............         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund............................................       8/1/00              -20.56%              N/A             -3.75%
FT VIP Franklin Large Cap Growth Securities
 Fund............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund...................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund.............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund.........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund.....................       8/1/00              -13.85%              N/A             -2.90%
Janus Aspen Growth Portfolio.....................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio..........       8/1/00              -14.83%              N/A            -17.10%
MFS -Registered Trademark- Mid Cap Growth
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA.........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA..................         N/A*                 N/A               N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1B (CONTINUED)
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
Oppenheimer Main Street Growth & Income
 Fund/VA.........................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA..........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio...........       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio.........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio..............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio..........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio......       5/1/95              -23.34%            -1.09%             1.96%



*This is a new Sub-Account so no historical figures are available.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -24.20%             5.24%              8.53%
AIT Equity Index Fund*..........................      9/28/90              -19.73%             7.93%             10.76%
AIT Government Bond Fund*.......................      8/26/91               -1.60%             4.08%              4.62%
AIT Money Market Fund*..........................      4/29/85               -4.67%             2.92%              3.31%
AIT Select Aggressive Growth Fund*..............      8/21/92              -28.56%            -1.12%              7.88%
AIT Select Capital Appreciation Fund*...........      4/28/95               -9.70%             9.07%             13.52%
AIT Select Emerging Markets Fund*...............      2/20/98              -16.90%              N/A             -10.06%
AIT Select Growth Fund*.........................      8/21/92              -31.36%             5.35%              8.34%
AIT Select Growth and Income Fund*..............      8/21/92              -19.44%             3.35%              7.79%
AIT Select International Equity Fund*...........       5/2/94              -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*........      4/29/85               -1.33%             4.44%              5.49%
AIT Select Strategic Growth Fund*...............      2/20/98              -35.34%              N/A             -18.65%
AIT Select Strategic Income Fund*...............       7/3/00               -2.18%              N/A               1.79%
AIT Select Value Opportunity Fund*..............      4/30/93                2.91%            10.45%             11.93%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund.........................     12/29/99              -29.16%              N/A             -19.50%
AIM V.I. Premier Equity Fund....................       5/5/93              -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*..............       5/1/98              -15.94%              N/A               1.36%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               1.98%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*...........      1/14/91               -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -24.49%            10.03%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -23.14%             8.90%              9.04%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -20.36%             1.08%              4.81%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio............      10/9/86              -13.29%             6.84%             11.88%
Fidelity VIP Growth Portfolio...................      10/9/86              -24.98%             9.13%             11.56%
Fidelity VIP High Income Portfolio..............      9/19/85              -19.39%            -6.00%              3.66%
Fidelity VIP Overseas Portfolio.................      1/28/87              -28.02%             0.23%              4.28%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89              -12.32%             4.88%              7.64%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98              -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -22.51%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*...........      11/8/96               -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund....................      5/22/97              -20.06%              N/A              12.41%
Janus Aspen Growth Portfolio*...................      9/13/93              -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -20.99%              N/A               9.55%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -24.60%              N/A             -17.62%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98              -13.16%              N/A              11.38%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -8.31%             7.99%             11.24%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*................      4/30/86               -6.75%             0.46%              7.14%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2A (CONTINUED)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -17.83%             4.33%             10.94%
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87               -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98              -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95               -1.67%             3.02%              9.27%
Scudder Technology Growth Portfolio.............       5/3/99              -38.19%              N/A              -5.96%
SVS Dreman Financial Services Portfolio.........       5/4/98              -13.01%              N/A               0.17%
T. Rowe Price International Stock Portfolio.....      3/31/94              -28.97%            -2.10%              1.84%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -18.08%             6.20%              8.67%
AIT Equity Index Fund*..........................      9/28/90              -13.29%             8.78%             10.86%
AIT Government Bond Fund*.......................      8/26/91                6.07%             4.94%              4.64%
AIT Money Market Fund*..........................      4/29/85                2.77%             3.85%              3.36%
AIT Select Aggressive Growth Fund*..............      8/21/92              -22.77%             0.02%              8.04%
AIT Select Capital Appreciation Fund*...........      4/28/95               -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*...............      2/20/98              -10.44%              N/A              -8.75%
AIT Select Growth Fund*.........................      8/21/92              -25.80%             6.29%              8.47%
AIT Select Growth and Income Fund*..............      8/21/92              -13.03%             4.34%              7.91%
AIT Select International Equity Fund*...........       5/2/94              -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*........      4/29/85                6.38%             5.32%              5.54%
AIT Select Strategic Growth Fund*...............      2/20/98              -30.32%              N/A             -17.47%
AIT Select Strategic Income Fund*...............       7/3/00                5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*..............      4/30/93               11.05%            11.26%             12.10%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -27.14%              N/A               0.83%
AIM V.I. Blue Chip Fund.........................     12/29/99              -23.67%              N/A             -16.85%
AIM V.I. Premier Equity Fund....................       5/5/93              -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A               1.14%
AIM V.I. Capital Development Fund*..............       5/1/98               -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               9.90%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*...........      1/14/91               -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -17.16%             9.60%              9.05%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -14.10%             2.10%              5.08%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A               0.31%
Fidelity VIP Equity-Income Portfolio............      10/9/86               -6.34%             7.82%             12.07%
Fidelity VIP Growth Portfolio...................      10/9/86              -18.85%            10.05%             11.77%
Fidelity VIP High Income Portfolio..............      9/19/85              -13.01%            -4.97%              3.77%
Fidelity VIP Overseas Portfolio.................      1/28/87              -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89               -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98               -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*...........      11/8/96                5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund....................      5/22/97              -13.85%              N/A              13.11%
Janus Aspen Growth Portfolio*...................      9/13/93              -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -14.83%              N/A              10.82%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -18.75%              N/A             -13.84%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98               -6.41%              N/A              12.79%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -1.19%             8.72%             11.54%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*................      4/30/86                0.49%             1.39%              7.14%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -11.45%             5.16%             11.29%
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87                0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98               -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95                5.96%             3.89%              9.53%
Scudder Technology Growth Portfolio.............       5/3/99              -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio.........       5/4/98               -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio.....      3/31/94              -23.34%            -1.09%              2.16%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

           HYPOTHETICAL      WITHDRAWAL       SURRENDER
CONTRACT   ACCUMULATED    WITHOUT SURRENDER     CHARGE      SURRENDER
  YEAR        VALUE         CHARGE AMOUNT     PERCENTAGE     CHARGE
--------   ------------   -----------------   ----------   -----------
    1       $54,000.00        $5,400.00           8%        $3,888.00
    2        58,320.00         8,320.00           8%         4,000.00
    3        62,985.60        12,985.60           7%         3,500.00
    4        68,024.45        18,024.45           6%         3,000.00
    5        73,466.40        23,466.40           5%         2,500.00
    6        79,343.72        29,343.72           4%         2,000.00
    7        85,691.21        35,691.21           3%         1,500.00
    8        92,546.51        42,546.51           2%         1,000.00
    9        99,950.23        49,950.23           1%           500.00
   10       107,946.25        57,946.25           0%             0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                          WITHDRAWAL
                                           WITHOUT
           HYPOTHETICAL                   SURRENDER     SURRENDER
CONTRACT   ACCUMULATED                      CHARGE        CHARGE     SURRENDER
  YEAR        VALUE       WITHDRAWALS       AMOUNT      PERCENTAGE    CHARGE
--------   ------------   ------------   ------------   ----------   ---------
    1       $54,000.00     $     0.00     $ 5,400.00        8%        $  0.00
    2        58,320.00           0.00       8,320.00        8%           0.00
    3        62,985.60           0.00      12,985.60        7%           0.00
    4        68,024.45      30,000.00      18,024.45        6%         718.53
    5        41,066.40      10,000.00       4,106.68        5%         294.67
    6        33,551.72       5,000.00       3,355.17        4%          65.79
    7        30,835.85      10,000.00       3,083.59        3%         207.49
    8        22,502.72      15,000.00       2,250.27        2%         254.99
    9         8,102.94           0.00         810.29        1%           0.00
   10         8,751.17           0.00       1,248.45        0%           0.00

PART 2: MARKET VALUE ADJUSTMENT


The market value factor is: [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1



For purposes of the examples below:



i = the guaranteed interest rate being credited to the guarantee period.



j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.



n = the number of days from the date of surrender to the expiration date of the guarantee period.



The following examples assume:



    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.



    2. The date of surrender is seven years (2,555 days) from the expiration date.



    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.



    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.



    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.



NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *



Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11



    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.11)]TO THE POWER OF(2555/365) - 1
                              =   (.97297)7 - 1
                              =   -.17454

The Market Value Adjustment   =   Maximum of the market value factor multiplied by
                                  the withdrawal or the negative of the excess
                                  interest earned over 3%
                              =   Maximum (-.17454 X $62,985.60 or -$8,349.25)
                              =   Maximum (-$10,992.38 or -$8,349.25)
                              =   -$8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10



    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.10)]TO THE POWER OF(2555/365) - 1
                              =   (.98182)(7) - 1
                              =   -.12054

The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal
                              =   -.12054 X $62,985.60
                              =   -$7,592.11



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *



Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05



    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.05)]TO THE POWER OF(2555/365) - 1
                              =   (1.02857)7 - 1
                              =   .21798
The Market Value Adjustment   =   Minimum of the market value factor multiplied by
                                  the withdrawal or the excess interest earned over
                                  3%
                              =   Minimum of (.21798 X $62,985.60 or $8,349.25)
                              =   Minimum of ($13,729.78 or $8,349.25)
                              =   $8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07



    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.07)]TO THE POWER OF(2555/365) - 1
                              =   (1.00935)(7) - 1
                              =   .06728
The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal
                              =   .06728 X $62,985.60
                              =   $4,237.90



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL    WITHDRAWAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00     $     0.00    $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00         500.00     54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00           0.00     58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70         500.00     53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17           0.00     58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59         500.00     64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95           0.00     70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54         500.00     78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49           0.00     85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34           0.00     93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL                  WITHDRAWAL
           ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3         3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
    4         3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
    5         3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
    6         4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
    7         4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
    8         5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
    9         5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
   10           691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
               ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX F
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............     3.124      3.503      2.748      2.336      1.894      1.599      1.221
  End of Period....................     2.559      3.124      3.503      2.748      2.336      1.894      1.599
Number of Units Outstanding at End
 of Period (in thousands)..........   146,472    166,719    167,814    164,914    156,173    135,573    116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............     3.474      3.874      3.265      2.581      1.977      1.640      1.221
  End of Period....................     3.012      3.474      3.874      3.265      2.581      1.977      1.640
Number of Units Outstanding at End
 of Period (in thousands)..........   126,463    135,764    131,644    107,625     85,344     57,428     39,534

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............     1.573      1.451      1.469      1.384      1.311      1.285      1.152
  End of Period....................     1.668      1.573      1.451      1.469      1.384      1.311      1.285
Number of Units Outstanding at End
 of Period (in thousands)..........    59,275     42,354     51,711     48,930     35,261     30,921     31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............     1.372      1.308      1.262      1.214      1.167      1.124      1.077
  End of Period....................     1.410      1.372      1.308      1.262      1.214      1.167      1.124
Number of Units Outstanding at End
 of Period (in thousands)..........   168,048    137,255    205,622    128,730     91,676     92,354     69,311

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     2.553      3.433      2.513      2.305      1.970      1.686      1.292
  End of Period....................     1.972      2.553      3.433      2.513      2.305      1.970      1.686
Number of Units Outstanding at End
 of Period (in thousands)..........   119,661    138,058    123,337    125,758    106,790     89,974     70,349

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............     2.438      2.316      1.875      1.670      1.482      1.383      1.000
  End of Period....................     2.375      2.438      2.316      1.875      1.670      1.482      1.383
Number of Units Outstanding at End
 of Period (in thousands)..........    76,419     81,632     81,133     80,048     70,932     52,927      16096

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............     0.743      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.666      0.743        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    10,689      1,749        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    1.236      1.175      1.111
  End of Period....................    1.221      1.236      1.175
Number of Units Outstanding at End
 of Period (in thousands)..........  102,399     72,609     34,373
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    1.266      1.135      1.074
  End of Period....................    1.221      1.226      1.135
Number of Units Outstanding at End
 of Period (in thousands)..........   29,176     22,466      9,535
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.179      1.112      1.075
  End of Period....................    1.152      1.179      1.112
Number of Units Outstanding at End
 of Period (in thousands)..........   32,519     60,265     29,844
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.051      1.035      1.013
  End of Period....................    1.077      1.051      1.035
Number of Units Outstanding at End
 of Period (in thousands)..........   37,668     30,815     30,778
AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    1.342      1.139      1.000
  End of Period....................    1.292      1.342      1.139
Number of Units Outstanding at End
 of Period (in thousands)..........   54,288     26,158      2,019
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............     2.768      3.417      2.671      2.001      1.514      1.259      1.024
  End of Period....................     2.054      2.768      3.417      2.671      2.001      1.514      1.259
Number of Units Outstanding at End
 of Period (in thousands)..........   130,588    144,445    136,939    121,005     96,643     62,633     47,078

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............     2.329      2.650      2.270      1.978      1.638      1.370      1.066
  End of Period....................     2.026      2.329      2.650      2.270      1.978      1.638      1.370
Number of Units Outstanding at End
 of Period (in thousands)..........   116,092    139,100    132,428    119,107    103,543     82,434     63,841

AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............     1.869      2.084      1.605      1.398      1.355      1.127      0.956
  End of Period....................     1.445      1.869      2.084      1.605      1.398      1.355      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........   144,032    143,187    129,946    130,011    115,585     77,485     37,680

AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.728      1.590      1.629      1.530      1.418      1.390      1.073
  End of Period....................     1.838      1.728      1.590      1.629      1.530      1.418      1.390
Number of Units Outstanding at End
 of Period (in thousands)..........   108,332     91,834    106,780    102,088     86,816     79,054     69,168

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............     0.693      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.483      0.693        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     7,817      2,673        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.035        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    16,327        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............     2.427      1.889      2.011      1.945      1.580      1.249      1.075
  End of Period....................     2.695      2.427      1.889      2.011      1.945      1.580      1.249
Number of Units Outstanding at End
 of Period (in thousands)..........    75,512     84,657    103,456     99,750     85,126     60,145     43,433

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    1.055      1.058      1.000
  End of Period....................    1.024      1.055      1.058
Number of Units Outstanding at End
 of Period (in thousands)..........   38,415     26,064      3,039
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............    1.074      0.987      1.000
  End of Period....................    1.066      1.074      0.987
Number of Units Outstanding at End
 of Period (in thousands)..........   51,098     31,846      4,711
AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.956        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,530        N/A        N/A
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.250      1.145      1.073
  End of Period....................    1.196      1.250      1.145
Number of Units Outstanding at End
 of Period (in thousands)..........   57,454     48,488     15,428
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.167      1.000        N/A
  End of Period....................    1.075      1.167        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   33,049      9,902        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     0.910      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.663      0.910        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    73,596     34,003        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.859        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     2,783        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............     0.883      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.761      0.883        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    54,115     35,152        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.053      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.039      1.053        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   107,903     26,264        N/A        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.807      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.657      0.807        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    89,664     41,877        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............     0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.714      0.862        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    26,111     20,348        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............     1.962      1.000      1.736      1.596      1.519      1.284      1.143
  End of Period....................     1.685      1.962      1.980      1.736      1.596      1.519      1.284
Number of Units Outstanding at End
 of Period (in thousands)..........    45,358     57,144     63,396     68,279     62,134     44,416     34,692

EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.003        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,031        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     3.479      1.000      3.107      2.824      2.236      1.185      1.490
  End of Period....................     3.259      3.479      3.256      3.107      2.824      2.236      1.185
Number of Units Outstanding at End
 of Period (in thousands)..........   155,830    160,638    188,374    187,989    180,001    167,000    139,145

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     4.261      1.000      3.586      2.608      2.143      1.895      1.419
  End of Period....................     3.458      4.261      4.857      3.586      2.608      2.143      1.895
Number of Units Outstanding at End
 of Period (in thousands)..........   145,454    165,188    160,262    149,009    148,211    142,450    116,485

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.129      1.000        N/A
  End of Period....................    1.143      1.129        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   26,924      6,681        N/A
EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.412      1.211      1.051
  End of Period....................    1.490      1.412      1.211
Number of Units Outstanding at End
 of Period (in thousands)..........  104,356     61,264     17,855
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.440      1.224      1.135
  End of Period....................    1.419      1.440      1.224
Number of Units Outstanding at End
 of Period (in thousands)..........   90,717     49,136     18,253

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............     1.745      1.000      2.142      2.272      1.958      1.743      1.465
  End of Period....................     1.518      1.745      2.284      2.142      2.272      1.958      1.743
Number of Units Outstanding at End
 of Period (in thousands)..........    75,143     89,452     97,498     97,829     76,343     53,956     38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............     2.033      1.000      1.814      1.632      1.484      1.330      1.230
  End of Period....................     1.579      2.033      2.550      1.814      1.632      1.484      1.330
Number of Units Outstanding at End
 of Period (in thousands)..........    63,236     72,650     58,821     59,052     56,689     63,050     65,256

FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.779      1.000      1.717      1.514      1.273      1.127      0.977
  End of Period....................     1.682      1.779      1.879      1.717      1.514      1.273      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........    56,014     69,447     78,861     69,704      55551      42415      33444

FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.946        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,027        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............     0.884      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.744      0.884        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,713      4,701        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.510      1.270      1.047
  End of Period....................    1.465      1.510      1.270
Number of Units Outstanding at End
 of Period (in thousands)..........   27,041     13,583      3,625
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.226      0.906      1.030
  End of Period....................    1.230      1.226      0.906
Number of Units Outstanding at End
 of Period (in thousands)..........   59,774     25,395      6,728
FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.977        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    20720        N/A        N/A
FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............     1.192      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.947      1.192        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,654      1,498        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............     0.854      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.713      0.854        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    59,750     39,455        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............     1.113      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.959      1.113        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    30,205     17,623        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.855      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.767      0.855        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    67,633     45,951        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.900      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.633      0.900        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   110,027     40,227        N/A        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.758      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.692      0.758        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,741      6,325        N/A        N/A        N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.007      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.067      1.007        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,162      1,505        N/A        N/A        N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.726      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.484      0.726        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    61,599     39,623        N/A        N/A        N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.216      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.141      1.216        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    12,847      8,123        N/A        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.485      1.000      1.396      1.222      1.203      1.064      1.000
  End of Period....................     1.138      1.485      1.834      1.396      1.222      1.203      1.064
Number of Units Outstanding at End
 of Period (in thousands)..........   115,669     77,533     68,032     68,367     59,832     35,915     10,882

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

SUB-ACCOUNTS                                  2001       2000       1999       1998       1997       1996       1995       1994
------------                                --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period.....................    2.655      2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period...........................    2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at End of
 Period (in thousands)....................   10,745     11,654     10,700      9,224      7,404      4,652      2,436        947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period.....................    2.943      3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period...........................    2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at End of
 Period (in thousands)....................   11,959     12,588     11,440      8,479      5,712       2417        947        189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.....................    1.363      1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period...........................    1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at End of
 Period (in thousands)....................    5,459      3,312      4,118      2,605      1,694      1,629      1,098        363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.....................    1.299      1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period...........................    1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at End of
 Period (in thousands)....................   16,153     11,842     10,044      8,683      8,628      7,379      4,194      1,837

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.....................    2.021      2.718      1.989      1.825      1.560      1.335      1.023      1.000
  End of Period...........................    1.561      2.021      2.718      1.989      1.825      1.560      1.335      1.023
Number of Units Outstanding at End of
 Period (in thousands)....................   12,126     13,313     11,108     10,282      7,947      5,681      2,907      1,211

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.....................    2.438      2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period...........................    2.375      2.438      2.316      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    6,280      7,028      6,678      5,947      5,197      3,849      1,069        N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period.....................    0.743      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.666      0.743        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................      487        524        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    2.856      3.525      2.756      2.064      1.562      1.229
  End of Period.............................................    2.119      2.856      3.525      2.756      2.064      1.562
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,268     12,442     11,455      8,389      5,589      2,645

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    2.250      2.559      2.193      1.911      1.582      1.324
  End of Period.............................................    1.956      2.250      2.559      2.193      1.911      1.582
Number of Units Outstanding at End of Period (in
 thousands).................................................    9,148     10,295      8,958      7,519      6,124      3,759

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    1.869      2.084      1.605      1.398      1.355      1.128
  End of Period.............................................    1.446      1.869      2.084      1.605      1.398      1.355
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,030     11,747     10,841      9,713      8,076      5,068

AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.431      1.316      1.348      1.267      1.174      1.151
  End of Period.............................................    1.522      1.431      1.316      1.348      1.267      1.174
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,463      5,053      5,686      5,160      3,889      2,854

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.693      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.483      0.693        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      416        352        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.035        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      205        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    2.201      1.712      1.823      1.764      1.433      1.131
  End of Period.............................................    2.444      2.201      1.712      1.823      1.764      1.433
Number of Units Outstanding at End of Period (in
 thousands).................................................    8,159      7,745      8,309      7,243      5,466      3,037

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.910      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.663      0.910        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,832      2,495        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    1.057      1.000
  End of Period.............................................    1.229      1.057
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,278        406
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.030      1.000
  End of Period.............................................    1.324      1.030
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,173        832
AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.956      1.000
  End of Period.............................................    1.128      0.956
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,093        446
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    0.990      1.000
  End of Period.............................................    1.151      0.990
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,677      1,677
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    0.975      1.000
  End of Period.............................................    1.131      0.975
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,614        795
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.859        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       91        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.883      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.761      0.883        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,914      3,008        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.053      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.039      1.053        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    7,873      1,999        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.807      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.657      0.807        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,325      3,419        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................    0.862      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.714      0.862        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,578      1,126        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    1.704      1.720      1.508      1.387      1.319      1.115
  End of Period.............................................    1.464      1.704      1.720      1.508      1.387      1.319
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,207      4,193      4,560      4,148      3,266      2,023

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.003        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      560        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    2.506      2.345      2.238      2.034      1.610      1.430
  End of Period.............................................    2.347      2.506      2.345      2.238      2.034      1.610
Number of Units Outstanding at End of Period (in
 thousands).................................................   15,468     16,147     17,836     16,111     12,959      9,957

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    3.222      3.673      2.712      1.972      1.620      1.433
  End of Period.............................................    2.615      3.222      3.673      2.712      1.972      1.620
Number of Units Outstanding at End of Period (in
 thousands).................................................   16,960     18,614     16,528     13,035     11,575      9,342

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.185      1.551      1.455      1.543      1.330      1.184
  End of Period.............................................    1.031      1.185      1.551      1.455      1.543      1.330
Number of Units Outstanding at End of Period (in
 thousands).................................................   10,895     11,813     15,020     14,203      9,794      5,635

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.616      2.028      1.443      1.298      1.180      1.058
  End of Period.............................................    1.256      1.616      2.028      1.443      1.298      1.180
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,677      6,095      4,796      4,358      3,601      3,114

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.795      1.896      1.732      1.527      1.284      1.137
  End of Period.............................................    1.697      1.795      1.896      1.732      1.527      1.284
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,396      4,729      4,614      3,514      3,125      2,735

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    0.993      1.000
  End of Period.............................................    1.115      0.993
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,304        667
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.430      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,738      2,214
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.433      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,952      1,944
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.995      1.000
  End of Period.............................................    1.184      0.995
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,530        985
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.978      1.000
  End of Period.............................................    1.058      0.978
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,804      1,697
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.985      1.000
  End of Period.............................................    1.137      0.985
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,025      1,240

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.946        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      159        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.884      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.744      0.884        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      470        335        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.192      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.947      1.192        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,191        466        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................    0.854      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.713      0.854        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,469      1,703        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................    1.113      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.959      1.113        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,406      2,421        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.855      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.633      0.855        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,723      2,991        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.900      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.767      0.900        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,789      3,175        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.758      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.692      0.758        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,807        793        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.007      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.067      1.007        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      968        253        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.726      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.484      0.726        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,047      2,629        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.216      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.141      1.216        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,961      1,502        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.485      1.834      1.396      1.222      1.203      1.064
  End of Period.............................................    1.138      1.485      1.834      1.396      1.222      1.203
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,336      6,720      5,937      5,670      4,536      2,506

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A
  End of Period.............................................    1.064        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2002 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.

                                DATED MAY 1, 2002

AFLIAC Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                            2

TAXATION OF THE CONRACT, THE VARIABLE ACCOUNT AND THE COMPANY              4

SERVICES                                                                   4

UNDERWRITERS                                                               4

ANNUITY BENEFIT PAYMENTS                                                   5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                6

EXCHANGE OFFER                                                             7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                              11

PERFORMANCE INFORMATION                                                    13

FINANCIAL STATEMENTS                                                       F-1


                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica, originally organized under the laws of Massachusetts in 1844 is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries (including the Company) had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force.

Currently, 57 Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract") and ExecAnnuity Plus contracts (Forms A3018-91 and A3021-93), two predecessor contracts no longer being sold. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Delaware VIP Trust ("Delaware VIP "), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), MFS Variable Insurance Trust (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"),Pioneer Variable

Contracts Trust ("Pioneer VCT"),Scudder Variable Series II ("SVS") and T. Rowe Price International Series, Inc. ("T. Rowe Price").

The Trust is managed by Allmerica Financial Investment Management Services, Inc. AIM is managed by A I M Advisors, Inc. ("AIM Advisors"). Alliance is managed by Alliance Capital Management, L.P. ("Alliance Capital"). Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The Delaware VIP International Value Equity Series of Delaware VIP is managed by Delaware International Advisers Ltd. ("International Advisers"). EVVT is managed by Eaton Vance Management ("Eaton Vance'). Fidelity VIP, Fidelity VIP II, and Fidelity VIP III are managed by Fidelity Management & Research Company ("FMR"). FT VIP is managed by Franklin Advisers, Inc. INVESCO VIF is managed by is INVESCO Funds Group, Inc. Janus Aspen is managed by Janus Capital. MFS Trust is managed by Massachusetts Financial Services Company ("MFS"). Oppenheimer is managed by OppenheimerFunds, Inc. ("OppenheimerFunds"). Pioneer VCT is managed by Pioneer Investment Management, Inc. ("Pioneer"). SVS is managed by Deutsche Investment Management Americas Inc. The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming").

The AIT, AIM, Alliance, Delaware VIP, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, MFS Trust, Oppenheimer, Pioneer VCT, SVS, and T. Rowe Price are open-end, diversified management investment companies. Fourteen different funds of the Trust are available under the Contract: the AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and AIT Select Value Opportunity Fund. Certain of these Funds may not be available in all states. Five funds of AIM are available under the Contract: AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund. Four portfolios of Alliance are available under the Contract: the AllianceBernstein SmallCap Value Portfolio, AllianceBernstein Value Portfolio, Alliance Growth and Income Portfolio, and Alliance Premier Growth Portfolio. Two series of Delaware VIP are offered under the Contract: the Delaware VIP International Value Equity Series and the Delaware VIP Growth Opportunities Series. One portfolio of Eaton Vance VT is available under the
Contract: the Eaton Vance VT Floating-Rate Income Fund. Four portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio. Two portfolios of Fidelity VIP II are available under the Contract: the Fidelity VIP II Asset Manager Portfolio and the Fidelity VIP II Contrafund(R) Portfolio. Three Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio, the Fidelity VIP III Mid Cap Portfolio, and the Fidelity VIP III Value Strategies Fund. Five FT VIP funds are available under the Contract: the FT VIP Franklin Growth and Income Securities Fund, FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Small Cap Fund, the FT VIP Mutual Shares Securities Fund, and the FT VIP Templeton Foreign Securities Fund. One fund of INVESCO VIF is available under the Contract: the INVESCO VIF Health Sciences Fund. Two Janus Aspen portfolios are available under the Contract: the Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio. Four MFS Trust funds are available under the Contract:
MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, and MFS(R) Utilities Series. Five Oppenheimer funds are available under the Contract: Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA. Two portfolios of Pioneer VCT are available under the
Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Shares VCT Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account VA-K of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contract. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions equal to 5% (4% on contracts originally issued as part of a 401(k) plan) of purchase payments. Independent broker-dealers receive commissions of 5%, of which a portion is paid to their registered representatives.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $38,326,089, $34,823,209.54 and $25,561,551.27.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000, and 2001.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                                  $1.135000

(2)  Value of Assets -- Beginning of Valuation Period                                     $5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                            $1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)             0.000335

(5)  Annual Charge (one-day equivalent of 1.45% per annum)                                  0.000040

(6)  Net Investment Rate (4) - (5)                                                          0.000295

(7)  Net Investment Factor 1.000000 + (6)                                                   1.000295

(8)  Accumulation Unit Value -- Current Period (1) x (7)                                   $1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

- The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

- The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96, or a state variation thereof ("New Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the following elective payment variable annuity contracts ("Exchanged Contracts"):

- Forms A3012-79 and A3013-79, with a "JQ" or "JN prefix ("Elective Payment Exchanged Contracts")

- Forms A3014-79 and A3015-79, with a "KQ" or "KN" prefix ("Single Payment Exchanged Contract")

-    Form 3018-91 and Form A3018-94 ("ExecAnnuity Contracts")

-    Form 3021-93 ("ExecAnnuity Plus Contracts")


To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to an Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the New Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the New Contract after the exchange will be subject to the surrender charge computation outlined in the New Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the New Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND THE NEW CONTRACT. The New Contract and the Exchanged Contracts differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the New Contract and the Exchanged Contracts should be reviewed carefully before the exchange request is submitted to the Company.

               ELECTIVE PAYMENT CONTRACTS (A3012-79 AND A3013-79)
                SINGLE PAYMENT CONTRACTS (A3014-79 AND A3015-79)

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT FEATURE                              EXCHANGED CONTRACTS                                         NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------------
                             Elective Payment                Single Payment                    A3025-96
                             A3012-79 and A3013-79           A3014-79 and A3015-79
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE             No surrender charge on          No surrender charge on payments   Surrender charge calculated in
                             payments made more than nine    made more than nine years after   Contract years  from date of
                             years after date of issue       date of issue                     payment
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT FEATURE                              EXCHANGED CONTRACTS                                         NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT FEE                 $9 semi-annual fee if           None                              $30 on each Contract anniversary
                             Accumulated Value is $10,000                                      and at surrender if the
                             or less.                                                          Accumulated Value is less than
                                                                                               $50,000.  Waived for 401(k) plans
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT             None                            None                              0.20% annually, based on the
ADMINISTRATIVE EXPENSE                                                                         average daily net assets of each
CHARGE.                                                                                        Sub-Account.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE              None                            None                              None currently; the Company
                                                                                               reserves the right to assess a
                                                                                               charge not to exceed $25 for each
                                                                                               transfer after 12 in each Policy
                                                                                               year
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                Greater of Accumulated Value    Greater of Accumulated Value or   Payable on death of the Annuitant
                             or gross payments (less         gross payments (less              (or an Owner who is also an
                             withdrawals)*                   withdrawals)*                     Annuitant).

                                                                                               Greatest of:
                                                                                               (1)Accumulated Value on Valuation
                                                                                               Date that the Company receives due
                                                                                               proof of death, increased by any
                                                                                               positive Market Value Adjustment;
                                                                                               (2) Gross payments compounded
                                                                                               daily at the effective annual
                                                                                               yield of 5%, starting on the date
                                                                                               each payment was applied (5%
                                                                                               compounding not available in
                                                                                               Hawaii and New York), decreased
                                                                                               proportionately to reflect
                                                                                               withdrawals;
                                                                                               (3) the death benefit that would
                                                                                               have been payable on the most
                                                                                               recent Contract anniversary,
                                                                                               increased for subsequent payments
                                                                                               and reduced PROPORTIONATELY for
                                                                                               subsequent withdrawals.

                                                                                               At the death of an Owner who is
                                                                                               not also the Annuitant during the
                                                                                               accumulation phase, the death
                                                                                               benefit will equal the Contract's
                                                                                               Accumulated Value on the Valuation
                                                                                               Date that the Company receives
                                                                                               proof of death, increased by any
                                                                                               positive Market Value Adjustment.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITY TABLES               Higher guaranteed annuity       Higher guaranteed annuity rates
                             rates
------------------------------------------------------------------------------------------------------------------------------------

*DEATH BENEFIT. The Exchanged Contract offer a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

           EXECANNUITY CONTRACTS (FORM 3018-91 AND FORM A3018-94 (NY)
                    EXECANNUITY PLUS CONTRACTS (FORM 3021-93)


------------------------------------------------------------------------------------------------------------------------------------
CONTRACT FEATURE                              EXCHANGED CONTRACTS                                         NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------------
                             EXECANNUITY              EXECANNUITY PLUS          ADVANTAGE
                             -----------              ----------------          ---------
                             Form 3018-91             Form 3021-93              A3025-96
                             Form A3018-94 (NY)                                 A8025-96 (NY)
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE             Surrender charge  is calculated in Contract         Surrender charge  is calculated in Contract
                             years  from date of payment                         years  from date of payment

                            0-2     8%                                          0-2      8%
                             3       7%                                          3       7%
                             4       6%                                          4       6%
                             5       5%                                          5       5%
                             6       4%                                          6       4%
                             7       3%                                          7       3%
                             8       2%                                          8       2%
                             9       1%                                          9       1%
                             >9      0                                           >9      0
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT FEE                 Lesser of $30 or 3% of Accumulated Value on each   $30 on each Contract anniversary and upon
                             Contract anniversary and upon surrender when       surrender if the Accumulated Value is less
                             Accumulated Value is $50,00 or less.               than $50,000.

                             Waived for 401(k) plans                            Waived for 401(k) plans
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT             1.25% annually.                                    1.25% annually
MORTALITY AND EXPENSE
RISK CHARGE
(BASED ON AVERAGE DAILY
NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT             0.20% annually.                                    0.20% annually
ADMINISTRATIVE EXPENSE
CHARGE.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE              None currently; Company reserves the right to      None currently; Company reserves the right
                             assess a charge not to exceed $25 for each         to assess a charge not to exceed $25 for
                             transfer after 12 in each Policy year              each transfer after 12 in each Policy year
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                Payable on death of       Payable on death of      Payable on death of the Annuitant (or an
                             the Annuitant or if       the Annuitant or if      Owner who is also an Annuitant).
                             Owner predeceases         Owner predeceases
                             Annuitant                 Annuitant
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT FEATURE                              EXCHANGED CONTRACTS                                         NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------------
                             Greatest of:              Greatest of:             Greatest of:
                             (1) Accumulated Value     (1) Accumulated Value    (1)Accumulated Value on Valuation Date that
                             on Valuation Date         on Valuation Date        the Company receives due proof of death,
                             Company receives due      Company receives due     increased by any positive Market Value
                             proof of death; or        proof of death; or       Adjustment;
                             (2) gross payments,       (2) gross payments,      (2) Gross payments compounded daily at the
                             reduced to reflect        reduced                  effective annual yield of 5%, starting on
                             withdrawals               proportionately to       the date each payment was applied (5%
                             (3) the death benefit     reflect withdrawals      compounding not available in Hawaii and New
                             that would have been      (3) the death benefit    York), decreased proportionately to reflect
                             payable on most recent    that would have been     withdrawals;
                             5-year Policy             payable on most recent   (3) the death benefit that would have been
                             anniversary increased     5-year Policy            payable on the most recent Contract
                             by subsequent             anniversary, increased   anniversary, increased for subsequent
                             payments and reduced      by subsequent payments   payments and reduced PROPORTIONATELY for
                             by subsequent             and reduced              subsequent withdrawals.
                             withdrawals               PROPORTIONALLY by
                                                       subsequent withdrawals   At the death of an Owner who is not also the
                                                                                Annuitant during the accumulation phase, the
                                                                                death benefit will equal the Contract's
                                                                                Accumulated Value on the Valuation Date that
                                                                                the Company receives proof of death,
                                                                                increased by any positive Market Value
                                                                                Adjustment.
------------------------------------------------------------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT       Greater of :             Greatest of:              Greatest of:

                             (1)10% of the            (1) 100% of Cumulative    (1) 100% of Cumulative Earnings (calculated
                             Accumulated Value as     Earnings (calculated as   as the Accumulated Value as of the Valuation
                             of December 31 of        the Accumulated Value     Date the Company receives the withdrawal
                             previous calendar        as of the Valuation       request, reduced by total gross payments not
                             year; or                 Date the Company          previously withdrawn);
                                                      receives the withdrawal
                             (2) life expectancy      request, reduced by       (2) 10% of the Accumulated Value as of the
                             distribution amount,     total gross payments      Valuation Date the Company receives the
                             if applicable (applies   not previously            withdrawal request,  reduced by the total
                             only if Annuitant is     withdrawn);               amount of any prior withdrawals made in the
                             also an Owner).                                    same calendar year to which no surrender
                                                      (2) 10% of the            charge was applied; or
                                                      Accumulated Value as of
                                                      the Valuation Date the    (3) life expectancy distribution amount, if
                                                      Company receives the      applicable (applies only if Annuitant is
                                                      withdrawal request,       also an Owner).
                                                      reduced by the total
                                                      amount of any prior
                                                      withdrawals made in the
                                                      same calendar year to
                                                      which no surrender
                                                      charge was applied; or
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT FEATURE                              EXCHANGED CONTRACTS                                         NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------------
                                                      (3) life expectancy
                                                      distribution amount, if
                                                      applicable (applies
                                                      only if Annuitant is
                                                      also an Owner).
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDERS             NONE                                                Optional   Enhanced   Earnings   Rider   with
                                                                                annual charge of 0.25%
------------------------------------------------------------------------------------------------------------------------------------

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value on the Policy Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

     - The Owner may only exercise the M-GAP Rider within thirty days after any Policy anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

     - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

     - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Policy anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Policy anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Policy or the date that a death benefit is payable if the Policy is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Policy during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


                                        MINIMUM
POLICY                MINIMUM           GUARANTEED
ANNIVERSARY           GUARANTEED        ANNUAL
AT EXERCISE           BENEFIT BASE      INCOME(1)
-----------           ------------      ----------

                                        MINIMUM
POLICY                MINIMUM           GUARANTEED
ANNIVERSARY           GUARANTEED        ANNUAL
AT EXERCISE           BENEFIT BASE      INCOME(1)
-----------           ------------      ----------
10                    $162,889          $12,153
15                    $207,892          $17,695


(1)Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                      (n)
              P(1 + T)     =   ERV

         Where:     P      =   a hypothetical initial payment to the Variable
                                Account of $1,000

                    T      =   average annual total return

                    n      =   number of years

                  ERV      =   the ending redeemable value of the $1,000 payment
                                at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

    YEARS FROM DATE OF PAYMENT TO     CHARGE AS PERCENTAGE OF NEW
        DATE OF WITHDRAWAL            PURCHASE PAYMENTS WITHDRAWN*
        ------------------            ----------------------------
               0-2                                8%
                3                                 7%
                4                                 6%
                5                                 5%
                6                                 4%
                7                                 3%
                8                                 2%
                9                                 1%
           Thereafter                             0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)          =        EV

         Where:   P        =        a hypothetical initial payment to the
                                     Variable Account of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  EV       =        the ending value of the $1,000 payment at
                                     the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2001:

                  Yield                     0.65%
                  Effective Yield           0.65%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
         Effective Yield = [ (base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                               AIT              AIT
                                                                                               CORE           EQUITY
                                                                                              EQUITY           INDEX
                                                                                         ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 376,044,879    $ 382,143,591
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                              16,750                -
                                                                                         ---------------  ---------------
    Total assets                                                                            376,061,629      382,143,591

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -           14,204
                                                                                         ---------------  ---------------
    Net assets                                                                            $ 376,061,629    $ 382,129,387
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 374,781,734    $ 380,884,677
  Allmerica Immediate Advantage                                                               1,274,273        1,181,571
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                        1,289           48,358
  Allmerica Premier Choice with Optional Rider                                                        -           10,365
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        4,333            4,416
                                                                                         ---------------  ---------------
                                                                                          $ 376,061,629    $ 382,129,387
                                                                                         ===============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      146,472,351      126,462,538
  Net asset value per unit, December 31, 2001                                             $    2.558720    $    3.011838

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                        1,685,288        1,456,701
  Net asset value per unit, December 31, 2001                                             $    0.756116    $    0.811128

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            3,189           45,786
  Net asset value per unit, December 31, 2001                                             $    1.083577    $    1.104425

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           11,390
  Net asset value per unit, December 31, 2001                                             $    1.082893    $    1.103733



                                                                                              AIT
                                                                                           GOVERNMENT          AIT
                                                                                              BOND         MONEY MARKET
                                                                                         --------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 99,473,557    $ 243,028,282
Investments in shares of AIM Variable Insurance Funds                                                -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                       -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                -                -
Investment in shares of Delaware Group Premium Fund                                                  -                -
Investments in shares of Deutsche Asset Management VIT Funds                                         -                -
Investment in shares of Eaton Vance Variable Trust                                                   -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)               -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)             -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)             -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                     -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                        -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                -                -
Investments in shares of Scudder Variable Series II                                                  -                -
Investment in shares of T. Rowe Price International Series, Inc.                                     -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                              4,019                -
                                                                                         --------------  ---------------
    Total  assets                                                                           99,477,576      243,028,282

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  -           15,341
                                                                                         --------------  ---------------
    Net assets                                                                            $ 99,477,576    $ 243,012,941
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 98,876,172    $ 236,959,009
  Allmerica Immediate Advantage                                                                200,880          728,939
  Directed Advisory Solutions                                                                        -                -
  Allmerica Value Generation                                                                         -           40,932
  Allmerica Premier Choice                                                                     255,076        5,258,112
  Allmerica Premier Choice with Optional Rider                                                 141,475           17,803
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                       3,973            8,146
                                                                                         --------------  ---------------
                                                                                          $ 99,477,576    $ 243,012,941
                                                                                         ==============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      59,275,082      168,047,692
  Net asset value per unit, December 31, 2001                                             $   1.668090    $    1.410070

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                         173,964          678,935
  Net asset value per unit, December 31, 2001                                             $   1.154723    $    1.073650

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                               -            2,000
  Net asset value per unit, December 31, 2001                                             $          -    $    1.034185

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                               -           41,637
  Net asset value per unit, December 31, 2001                                             $          -    $    1.032665

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                         258,735        5,241,736
  Net asset value per unit, December 31, 2001                                             $   0.993538    $    1.003507

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                         144,486           19,752
  Net asset value per unit, December 31, 2001                                             $   0.992908    $    1.002870


                                                                                                AIT             AIT
                                                                                              SELECT           SELECT
                                                                                            AGGRESSIVE         CAPITAL
                                                                                              GROWTH        APPRECIATION
                                                                                         ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 236,247,076    $ 181,937,832
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 660            2,399
                                                                                         ---------------  ---------------
    Total assets                                                                            236,247,736      181,940,231

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                         ---------------  ---------------
    Net assets                                                                            $ 236,247,736    $ 181,940,231
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 235,954,483    $ 181,526,524
  Allmerica Immediate Advantage                                                                 287,940          387,827
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                          634              783
  Allmerica Premier Choice with Optional Rider                                                        -           20,171
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        4,679            4,926
                                                                                         ---------------  ---------------
                                                                                          $ 236,247,736    $ 181,940,231
                                                                                         ===============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      119,660,992       76,419,156
  Net asset value per unit, December 31, 2001                                             $    1.971858    $    2.375406

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                          488,242          366,071
  Net asset value per unit, December 31, 2001                                             $    0.589748    $    1.059430

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            2,541            2,636
  Net asset value per unit, December 31, 2001                                             $    1.170241    $    1.231817

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           18,385
  Net asset value per unit, December 31, 2001                                             $    1.169497    $    1.231035

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                AIT
                                                                                              SELECT           AIT
                                                                                             EMERGING         SELECT
                                                                                              MARKETS         GROWTH
                                                                                           -------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $ 7,174,109    $ 268,989,904
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               1,418                -
                                                                                            ------------   --------------
    Total assets                                                                              7,175,527      268,989,904

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -            1,705
                                                                                            ------------   --------------
    Net assets                                                                              $ 7,175,527    $ 268,988,199
                                                                                            ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $ 7,115,684    $ 268,226,839
  Allmerica Immediate Advantage                                                                  30,646          656,920
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                       23,036           83,426
  Allmerica Premier Choice with Optional Rider                                                        -           16,623
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        6,161            4,391
                                                                                            ------------   --------------
                                                                                            $ 7,175,527    $ 268,988,199
                                                                                            ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                       10,689,025      130,588,001
  Net asset value per unit, December 31, 2001                                               $  0.665700    $    2.053993

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                           56,990        1,042,699
  Net asset value per unit, December 31, 2001                                               $  0.557308    $    0.630019

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                               $         -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                               $         -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                           20,253           77,983
  Net asset value per unit, December 31, 2001                                               $  1.262038    $    1.097963

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           17,150
  Net asset value per unit, December 31, 2001                                               $  1.261239    $    1.097268


                                                                                                 AIT               AIT
                                                                                               SELECT            SELECT
                                                                                               GROWTH         INTERNATIONAL
                                                                                             AND INCOME          EQUITY
                                                                                           ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $ 235,873,634     $ 208,806,353
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                 -
Investment in shares of Delaware Group Premium Fund                                                     -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investment in shares of Eaton Vance Variable Trust                                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -             1,044
                                                                                            --------------   ---------------
    Total assets                                                                              235,873,634       208,807,397

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                66,462                 -
                                                                                            --------------   ---------------
    Net assets                                                                              $ 235,807,172     $ 208,807,397
                                                                                            ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $ 235,171,673     $ 208,194,294
  Allmerica Immediate Advantage                                                                   627,195           456,141
  Directed Advisory Solutions                                                                           -                 -
  Allmerica Value Generation                                                                            -                 -
  Allmerica Premier Choice                                                                          3,869           125,547
  Allmerica Premier Choice with Optional Rider                                                          -            27,085
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          4,435             4,330
                                                                                            --------------   ---------------
                                                                                            $ 235,807,172     $ 208,807,397
                                                                                            ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                        116,092,023       144,032,249
  Net asset value per unit, December 31, 2001                                               $    2.025735     $    1.445470

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            783,714           620,432
  Net asset value per unit, December 31, 2001                                               $    0.800286     $    0.735199

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                               $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                               $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              5,489           117,943
  Net asset value per unit, December 31, 2001                                               $    1.108951     $    1.082833

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000            27,029
  Net asset value per unit, December 31, 2001                                               $    1.108252     $    1.082142


                                                                                                AIT             AIT
                                                                                               SELECT          SELECT
                                                                                             INVESTMENT      STRATEGIC
                                                                                            GRADE INCOME       GROWTH
                                                                                           --------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $199,953,235    $ 3,875,081
Investments in shares of AIM Variable Insurance Funds                                                  -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -              -
Investment in shares of Delaware Group Premium Fund                                                    -              -
Investments in shares of Deutsche Asset Management VIT Funds                                           -              -
Investment in shares of Eaton Vance Variable Trust                                                     -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                       -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -              -
Investments in shares of Scudder Variable Series II                                                    -              -
Investment in shares of T. Rowe Price International Series, Inc.                                       -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                1,975              -
                                                                                           --------------  -------------
    Total assets                                                                             199,955,210      3,875,081

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -          9,940
                                                                                           --------------  -------------
    Net assets                                                                              $199,955,210    $ 3,865,141
                                                                                           ==============  =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $199,147,414    $ 3,775,973
  Allmerica Immediate Advantage                                                                  571,621         49,902
  Directed Advisory Solutions                                                                          -              -
  Allmerica Value Generation                                                                           -              -
  Allmerica Premier Choice                                                                        89,717         28,188
  Allmerica Premier Choice with Optional Rider                                                   142,482          4,481
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         3,976          6,597
                                                                                           --------------  -------------
                                                                                            $199,955,210    $ 3,865,141
                                                                                           ==============  =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                       108,331,554      7,816,554
  Net asset value per unit, December 31, 2001                                               $   1.838314    $  0.483074

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                           493,161        112,326
  Net asset value per unit, December 31, 2001                                               $   1.159097    $  0.452317

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                               $          -    $         -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                               $          -    $         -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            92,235         21,800
  Net asset value per unit, December 31, 2001                                               $   0.994263    $  1.423638

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                           145,395          5,149
  Net asset value per unit, December 31, 2001                                               $   0.993628    $  1.422741

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                  AIT              AIT
                                                                                                 SELECT           SELECT
                                                                                               STRATEGIC           VALUE
                                                                                                 INCOME         OPPORTUNITY
                                                                                             --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $ 17,004,816     $ 204,257,810
Investments in shares of AIM Variable Insurance Funds                                                    -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -                 -
Investment in shares of Delaware Group Premium Fund                                                      -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                             -                 -
Investment in shares of Eaton Vance Variable Trust                                                       -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -                 -
Investments in shares of Scudder Variable Series II                                                      -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                         -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  9,679                 -
                                                                                             --------------   ---------------
    Total assets                                                                                17,014,495       204,257,810

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -             3,699
                                                                                             --------------   ---------------
    Net assets                                                                                $ 17,014,495     $ 204,254,111
                                                                                             ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 16,904,055     $ 203,510,056
  Allmerica Immediate Advantage                                                                     32,704           717,951
  Directed Advisory Solutions                                                                            -                 -
  Allmerica Value Generation                                                                             -                 -
  Allmerica Premier Choice                                                                          49,864               865
  Allmerica Premier Choice with Optional Rider                                                      21,846            20,388
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,026             4,851
                                                                                             --------------   ---------------
                                                                                              $ 17,014,495     $ 204,254,111
                                                                                             ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          16,326,506        75,511,638
  Net asset value per unit, December 31, 2001                                                 $   1.035375     $    2.695082

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              33,586           469,082
  Net asset value per unit, December 31, 2001                                                 $   1.035402     $    1.530545

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -                 -
  Net asset value per unit, December 31, 2001                                                 $          -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -                 -
  Net asset value per unit, December 31, 2001                                                 $          -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              52,407             2,713
  Net asset value per unit, December 31, 2001                                                 $   0.989215     $    1.213059

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              24,098            18,818
  Net asset value per unit, December 31, 2001                                                 $   0.988591     $    1.212296



                                                                                                AIM V.I.
                                                                                               AGGRESSIVE        AIM V.I.
                                                                                                 GROWTH         BLUE CHIP
                                                                                             --------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $          -     $         -
Investments in shares of AIM Variable Insurance Funds                                           48,928,240       2,413,388
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -               -
Investment in shares of Delaware Group Premium Fund                                                      -               -
Investments in shares of Deutsche Asset Management VIT Funds                                             -               -
Investment in shares of Eaton Vance Variable Trust                                                       -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -               -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -               -
Investments in shares of Scudder Variable Series II                                                      -               -
Investment in shares of T. Rowe Price International Series, Inc.                                         -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  2,219               -
                                                                                             --------------   -------------
    Total assets                                                                                48,930,459       2,413,388

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -               -
                                                                                             --------------   -------------
    Net assets                                                                                $ 48,930,459     $ 2,413,388
                                                                                             ==============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 48,795,377     $ 2,389,730
  Allmerica Immediate Advantage                                                                     58,916          14,359
  Directed Advisory Solutions                                                                            -               -
  Allmerica Value Generation                                                                             -               -
  Allmerica Premier Choice                                                                          54,251               -
  Allmerica Premier Choice with Optional Rider                                                      15,552               -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,363           9,299
                                                                                             --------------   -------------
                                                                                              $ 48,930,459     $ 2,413,388
                                                                                             ==============   =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          73,595,632       2,782,817
  Net asset value per unit, December 31, 2001                                                 $   0.663020     $  0.858745

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              70,412          18,723
  Net asset value per unit, December 31, 2001                                                 $   0.861192     $  0.858645

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -           2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $  0.775592

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -           2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $  0.774442

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              48,748           2,000
  Net asset value per unit, December 31, 2001                                                 $   1.160501     $  1.120935

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              15,410           2,000
  Net asset value per unit, December 31, 2001                                                 $   1.159768     $  1.120224


                                                                                                                ALLIANCE
                                                                                                   AIM           GROWTH
                                                                                               V.I. VALUE        CLASS B
                                                                                             --------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $          -     $        -
Investments in shares of AIM Variable Insurance Funds                                           41,307,437              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -          2,927
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -              -
Investment in shares of Delaware Group Premium Fund                                                      -              -
Investments in shares of Deutsche Asset Management VIT Funds                                             -              -
Investment in shares of Eaton Vance Variable Trust                                                       -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -              -
Investments in shares of Scudder Variable Series II                                                      -              -
Investment in shares of T. Rowe Price International Series, Inc.                                         -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  3,273              -
                                                                                             --------------   ------------
    Total assets                                                                                41,310,710          2,927

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -              -
                                                                                             --------------   ------------
    Net assets                                                                                $ 41,310,710     $    2,927
                                                                                             ==============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 41,194,990     $        -
  Allmerica Immediate Advantage                                                                    109,528              -
  Directed Advisory Solutions                                                                            -              -
  Allmerica Value Generation                                                                             -              -
  Allmerica Premier Choice                                                                               -              -
  Allmerica Premier Choice with Optional Rider                                                           -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,192          2,927
                                                                                             --------------   ------------
                                                                                              $ 41,310,710     $    2,927
                                                                                             ==============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          54,115,356              -
  Net asset value per unit, December 31, 2001                                                 $   0.761244     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                             125,812              -
  Net asset value per unit, December 31, 2001                                                 $   0.884627     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -          2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $ 0.732271

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -          2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $ 0.731200

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                               2,000              -
  Net asset value per unit, December 31, 2001                                                 $   1.105970     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               2,000              -
  Net asset value per unit, December 31, 2001                                                 $   1.105275     $        -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                ALLIANCE          ALLIANCE
                                                                                                 GROWTH            PREMIER
                                                                                               AND INCOME          GROWTH
                                                                                                 CLASS B           CLASS B
                                                                                             ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $          -
Investments in shares of AIM Variable Insurance Funds                                                     -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                  112,623,235       59,127,081
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                -
Investment in shares of Delaware Group Premium Fund                                                       -                -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                -
Investment in shares of Eaton Vance Variable Trust                                                        -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                -
Investments in shares of Scudder Variable Series II                                                       -                -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   7,402            6,085
                                                                                             ---------------   --------------
    Total assets                                                                                112,630,637       59,133,166

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Net assets                                                                                $ 112,630,637     $ 59,133,166
                                                                                             ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 112,126,895     $ 58,910,049
  Allmerica Immediate Advantage                                                                     284,332          140,598
  Directed Advisory Solutions                                                                             -                -
  Allmerica Value Generation                                                                              -                -
  Allmerica Premier Choice                                                                          163,508           47,197
  Allmerica Premier Choice with Optional Rider                                                       51,479           29,054
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,423            6,268
                                                                                             ---------------   --------------
                                                                                              $ 112,630,637     $ 59,133,166
                                                                                             ===============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          107,902,616       89,663,991
  Net asset value per unit, December 31, 2001                                                 $    1.039149     $   0.657009

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              307,202          166,469
  Net asset value per unit, December 31, 2001                                                 $    0.925555     $   0.854862

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              149,808           43,406
  Net asset value per unit, December 31, 2001                                                 $    1.106216     $   1.139865

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               48,566           27,505
  Net asset value per unit, December 31, 2001                                                 $    1.105512     $   1.139141

                                                                                                   DGPF
                                                                                                  GROWTH             DGPF
                                                                                              OPPORTUNITIES     INTERNATIONAL
                                                                                              SERVICE CLASS         EQUITY
                                                                                             ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $           -
Investments in shares of AIM Variable Insurance Funds                                                     -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                            18,660,165                 -
Investment in shares of Delaware Group Premium Fund                                                       -        76,547,372
Investments in shares of Deutsche Asset Management VIT Funds                                              -                 -
Investment in shares of Eaton Vance Variable Trust                                                        -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                 -
Investments in shares of Scudder Variable Series II                                                       -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                 -
                                                                                             ---------------   ---------------
    Total assets                                                                                 18,660,165        76,547,372

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -               651
                                                                                             ---------------   ---------------
    Net assets                                                                                $  18,660,165     $  76,546,721
                                                                                             ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $  18,644,982     $  76,427,602
  Allmerica Immediate Advantage                                                                       6,259           113,828
  Directed Advisory Solutions                                                                             -                 -
  Allmerica Value Generation                                                                              -                 -
  Allmerica Premier Choice                                                                            1,975               955
  Allmerica Premier Choice with Optional Rider                                                            -                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            6,949             4,336
                                                                                             ---------------   ---------------
                                                                                              $  18,660,165     $  76,546,721
                                                                                             ===============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           26,110,642        45,357,843
  Net asset value per unit, December 31, 2001                                                 $    0.714076     $    1.684992

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                8,465           122,622
  Net asset value per unit, December 31, 2001                                                 $    0.968253     $    0.928280

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                3,576             2,881
  Net asset value per unit, December 31, 2001                                                 $    1.253276     $    1.084395

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                2,000             2,000
  Net asset value per unit, December 31, 2001                                                 $    1.252483     $    1.083711


                                                                                                  DGPF            DEUTSCHE
                                                                                              SELECT GROWTH       VIT EAFE
                                                                                              SERVICE CLASS     EQUITY INDEX
                                                                                             ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $          -
Investments in shares of AIM Variable Insurance Funds                                                     -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                11,215                -
Investment in shares of Delaware Group Premium Fund                                                       -                -
Investments in shares of Deutsche Asset Management VIT Funds                                              -           62,538
Investment in shares of Eaton Vance Variable Trust                                                        -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                -
Investments in shares of Scudder Variable Series II                                                       -                -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Total assets                                                                                     11,215           62,538

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Net assets                                                                                $      11,215     $     62,538
                                                                                             ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $           -     $          -
  Allmerica Immediate Advantage                                                                           -                -
  Directed Advisory Solutions                                                                         8,193            8,192
  Allmerica Value Generation                                                                              -           51,303
  Allmerica Premier Choice                                                                                -                -
  Allmerica Premier Choice with Optional Rider                                                            -                -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            3,022            3,043
                                                                                             ---------------   --------------
                                                                                              $      11,215     $     62,538
                                                                                             ===============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                               12,833           12,760
  Net asset value per unit, December 31, 2001                                                 $    0.756174     $   0.761339

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                2,000           69,484
  Net asset value per unit, December 31, 2001                                                 $    0.755064     $   0.760235

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                               DEUTSCHE       DEUTSCHE
                                                                                              VIT EQUITY      VIT SMALL
                                                                                               500 INDEX      CAP INDEX
                                                                                             ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $        -     $        -
Investments in shares of AIM Variable Insurance Funds                                                  -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -              -
Investment in shares of Delaware Group Premium Fund                                                    -              -
Investments in shares of Deutsche Asset Management VIT Funds                                     116,796         54,634
Investment in shares of Eaton Vance Variable Trust                                                     -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                       -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -              -
Investments in shares of Scudder Variable Series II                                                    -              -
Investment in shares of T. Rowe Price International Series, Inc.                                       -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              -
                                                                                             ------------   ------------
    Total assets                                                                                 116,796         54,634

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              -
                                                                                             ------------   ------------
    Net assets                                                                                $  116,796     $   54,634
                                                                                             ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $        -     $        -
  Allmerica Immediate Advantage                                                                        -              -
  Directed Advisory Solutions                                                                          -          8,192
  Allmerica Value Generation                                                                     115,049         42,403
  Allmerica Premier Choice                                                                             -              -
  Allmerica Premier Choice with Optional Rider                                                         -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         1,747          4,039
                                                                                             ------------   ------------
                                                                                              $  116,796     $   54,634
                                                                                             ============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                             2,001         10,105
  Net asset value per unit, December 31, 2001                                                 $ 0.873251     $ 1.010649

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                           131,943         44,016
  Net asset value per unit, December 31, 2001                                                 $ 0.871962     $ 1.009191

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -


                                                                                              EATON VANCE VT
                                                                                                  FLOATING        FIDELITY VIP
                                                                                                RATE-INCOME      EQUITY-INCOME
                                                                                             ----------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $           -
Investments in shares of AIM Variable Insurance Funds                                                      -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                 -
Investment in shares of Delaware Group Premium Fund                                                        -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                 -
Investment in shares of Eaton Vance Variable Trust                                                 5,140,674                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -       508,985,229
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                 -
Investments in shares of Scudder Variable Series II                                                        -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                 -
                                                                                             ----------------   ---------------
    Total assets                                                                                   5,140,674       508,985,229

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      203                38
                                                                                             ----------------   ---------------
    Net assets                                                                                $    5,140,471     $ 508,985,191
                                                                                             ================   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $    5,047,314     $ 507,795,965
  Allmerica Immediate Advantage                                                                       60,602           996,282
  Directed Advisory Solutions                                                                              -                 -
  Allmerica Value Generation                                                                               -                 -
  Allmerica Premier Choice                                                                               200           133,249
  Allmerica Premier Choice with Optional Rider                                                        26,356            55,315
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             5,999             4,380
                                                                                             ----------------   ---------------
                                                                                              $    5,140,471     $ 508,985,191
                                                                                             ================   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                             5,031,457       155,829,543
  Net asset value per unit, December 31, 2001                                                 $     1.003152     $    3.258663

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                62,411           950,497
  Net asset value per unit, December 31, 2001                                                 $     1.003158     $    1.048170

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -                 -
  Net asset value per unit, December 31, 2001                                                 $            -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -                 -
  Net asset value per unit, December 31, 2001                                                 $            -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 2,200           123,642
  Net asset value per unit, December 31, 2001                                                 $     0.998514     $    1.095420

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                28,412            52,528
  Net asset value per unit, December 31, 2001                                                 $     0.997877     $    1.094730


                                                                                               FIDELITY VIP      FIDELITY VIP
                                                                                                  GROWTH         HIGH INCOME
                                                                                             ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $           -
Investments in shares of AIM Variable Insurance Funds                                                     -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                 -
Investment in shares of Delaware Group Premium Fund                                                       -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                 -
Investment in shares of Eaton Vance Variable Trust                                                        -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                              504,135,398       114,320,143
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                 -
Investments in shares of Scudder Variable Series II                                                       -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   4,856                 -
                                                                                             ---------------   ---------------
    Total assets                                                                                504,140,254       114,320,143

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -               451
                                                                                             ---------------   ---------------
    Net assets                                                                                $ 504,140,254     $ 114,319,692
                                                                                             ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 503,005,974     $ 114,040,251
  Allmerica Immediate Advantage                                                                   1,112,823           270,367
  Directed Advisory Solutions                                                                             -                 -
  Allmerica Value Generation                                                                              -                 -
  Allmerica Premier Choice                                                                            3,191             4,949
  Allmerica Premier Choice with Optional Rider                                                       13,596                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,670             4,125
                                                                                             ---------------   ---------------
                                                                                              $ 504,140,254     $ 114,319,692
                                                                                             ===============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          145,454,086        75,142,507
  Net asset value per unit, December 31, 2001                                                 $    3.458177     $    1.517653

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            1,544,478           399,129
  Net asset value per unit, December 31, 2001                                                 $    0.720517     $    0.677393

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                4,732             6,797
  Net asset value per unit, December 31, 2001                                                 $    1.167903     $    1.031646

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               13,648             2,000
  Net asset value per unit, December 31, 2001                                                 $    1.167169     $    1.030998

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001


                                                                                                FIDELITY VIP     FIDELITY VIP II
                                                                                                  OVERSEAS        ASSET MANAGER
                                                                                              ---------------   -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $           -     $             -
Investments in shares of AIM Variable Insurance Funds                                                      -                   -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                   -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                   -
Investment in shares of Delaware Group Premium Fund                                                        -                   -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                   -
Investment in shares of Eaton Vance Variable Trust                                                         -                   -
Investments in shares of Fidelity Variable Insurance Products Fund                               100,114,385                   -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -          94,533,006
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                   -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                   -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                   -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                   -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                   -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                   -
Investments in shares of Scudder Variable Series II                                                        -                   -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                   -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    2,572               1,772
                                                                                              ---------------   -----------------
    Total assets                                                                                 100,116,957          94,534,778

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                   -
                                                                                              ---------------   -----------------
    Net assets                                                                                 $ 100,116,957     $    94,534,778
                                                                                              ===============   =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $  99,874,101     $    94,202,606
  Allmerica Immediate Advantage                                                                      238,457             321,075
  Directed Advisory Solutions                                                                              -                   -
  Allmerica Value Generation                                                                               -                   -
  Allmerica Premier Choice                                                                                 -                   -
  Allmerica Premier Choice with Optional Rider                                                             -               6,780
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             4,399               4,317
                                                                                              ---------------   -----------------
                                                                                               $ 100,116,957     $    94,534,778
                                                                                              ===============   =================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                            63,235,589          56,013,665
  Net asset value per unit, December 31, 2001                                                  $    1.579397     $      1.681779

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               364,083             348,355
  Net asset value per unit, December 31, 2001                                                  $    0.654952     $      0.921690

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -                   -
  Net asset value per unit, December 31, 2001                                                  $           -     $             -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -                   -
  Net asset value per unit, December 31, 2001                                                  $           -     $             -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 2,000               2,000
  Net asset value per unit, December 31, 2001                                                  $    1.100071     $      1.079578

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 2,000               8,284
  Net asset value per unit, December 31, 2001                                                  $    1.099371     $      1.078889



                                                                                               FIDELITY VIP II     FIDELITY VIP III
                                                                                                 CONTRAFUND         GROWTH & INCOME
                                                                                               SERVICE CLASS 2      SERVICE CLASS 2
                                                                                              -----------------   ------------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $             -     $              -
Investments in shares of AIM Variable Insurance Funds                                                        -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                               -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                        -                    -
Investment in shares of Delaware Group Premium Fund                                                          -                    -
Investments in shares of Deutsche Asset Management VIT Funds                                                 -                    -
Investment in shares of Eaton Vance Variable Trust                                                           -                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                           -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II                                         -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)               5,733,787                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                     -               15,946
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                     -                    -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                             -                    -
Investments in shares of Janus Aspen Series  (Service Shares)                                                -                    -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                        -                    -
Investments in shares of Scudder Variable Series II                                                          -                    -
Investment in shares of T. Rowe Price International Series, Inc.                                             -                    -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -                    -
                                                                                              -----------------   ------------------
    Total assets                                                                                     5,733,787               15,946

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -                    -
                                                                                              -----------------   ------------------
    Net assets                                                                                 $     5,733,787     $         15,946
                                                                                              =================   ==================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $     5,700,656     $              -
  Allmerica Immediate Advantage                                                                         23,090                    -
  Directed Advisory Solutions                                                                                -               12,289
  Allmerica Value Generation                                                                                 -                    -
  Allmerica Premier Choice                                                                                 202                    -
  Allmerica Premier Choice with Optional Rider                                                               -                    -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                            9,839                3,657
                                                                                              -----------------   ------------------
                                                                                               $     5,733,787     $         15,946
                                                                                              =================   ==================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                               6,027,229                    -
  Net asset value per unit, December 31, 2001                                                  $      0.945817     $              -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                  26,414                    -
  Net asset value per unit, December 31, 2001                                                  $      0.945800     $              -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   2,000               15,429
  Net asset value per unit, December 31, 2001                                                  $      0.917127     $       0.915048

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   2,000                2,000
  Net asset value per unit, December 31, 2001                                                  $      0.915790     $       0.913698

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                   2,188                    -
  Net asset value per unit, December 31, 2001                                                  $      1.070652     $              -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                   2,000                    -
  Net asset value per unit, December 31, 2001                                                  $      1.069972     $              -


                                                                                               FIDELITY VIP III
                                                                                                    GROWTH
                                                                                                OPPORTUNITIES
                                                                                               SERVICE CLASS 2
                                                                                              -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $             -
Investments in shares of AIM Variable Insurance Funds                                                        -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                        -
Investment in shares of Delaware Group Premium Fund                                                          -
Investments in shares of Deutsche Asset Management VIT Funds                                                 -
Investment in shares of Eaton Vance Variable Trust                                                           -
Investments in shares of Fidelity Variable Insurance Products Fund                                           -
Investment in shares of Fidelity Variable Insurance Products Fund II                                         -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                       -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)             6,490,612
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                     -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                             -
Investments in shares of Janus Aspen Series  (Service Shares)                                                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                        -
Investments in shares of Scudder Variable Series II                                                          -
Investment in shares of T. Rowe Price International Series, Inc.                                             -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -
                                                                                              -----------------
    Total assets                                                                                     6,490,612

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -
                                                                                              -----------------
    Net assets                                                                                 $     6,490,612
                                                                                              =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $     6,482,436
  Allmerica Immediate Advantage                                                                              -
  Directed Advisory Solutions                                                                                -
  Allmerica Value Generation                                                                                 -
  Allmerica Premier Choice                                                                               1,891
  Allmerica Premier Choice with Optional Rider                                                               -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                            6,285
                                                                                              -----------------
                                                                                               $     6,490,612
                                                                                              =================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                               8,713,117
  Net asset value per unit, December 31, 2001                                                  $      0.743986

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                   2,000
  Net asset value per unit, December 31, 2001                                                  $      0.911987

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                       -
  Net asset value per unit, December 31, 2001                                                  $             -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                       -
  Net asset value per unit, December 31, 2001                                                  $             -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                   3,695
  Net asset value per unit, December 31, 2001                                                  $      1.115673

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                   2,000
  Net asset value per unit, December 31, 2001                                                  $      1.114975

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                                    FT VIP
                                                                                                                   FRANKLIN
                                                                                                                    NATURAL
                                                                                             FIDELITY VIP III      RESOURCES
                                                                                                  MIDCAP           SECURITIES
                                                                                              SERVICE CLASS 2        CLASS 2
                                                                                            ------------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $              -     $         -
Investments in shares of AIM Variable Insurance Funds                                                       -               -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                              -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                       -               -
Investment in shares of Delaware Group Premium Fund                                                         -               -
Investments in shares of Deutsche Asset Management VIT Funds                                                -               -
Investment in shares of Eaton Vance Variable Trust                                                          -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                          -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                        -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                      -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                4,187               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                    -       5,365,174
Investments in shares of INVESCO Variable Investment Funds, Inc.                                            -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                               -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                       -               -
Investments in shares of Scudder Variable Series II                                                         -               -
Investment in shares of T. Rowe Price International Series, Inc.                                            -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                         -               -
                                                                                            ------------------   -------------
    Total assets                                                                                        4,187       5,365,174

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                         -               -
                                                                                            ------------------   -------------
    Net assets                                                                               $          4,187     $ 5,365,174
                                                                                            ==================   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $              -     $ 5,356,018
  Allmerica Immediate Advantage                                                                             -           2,998
  Directed Advisory Solutions                                                                               -               -
  Allmerica Value Generation                                                                                -               -
  Allmerica Premier Choice                                                                                  -               -
  Allmerica Premier Choice with Optional Rider                                                              -               -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                              4,187           6,158
                                                                                            ------------------   -------------
                                                                                             $          4,187     $ 5,365,174
                                                                                            ==================   =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                      -       5,654,460
  Net asset value per unit, December 31, 2001                                                $              -     $  0.947220

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                      -           5,833
  Net asset value per unit, December 31, 2001                                                $              -     $  0.782287

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  2,000               -
  Net asset value per unit, December 31, 2001                                                $       1.047494     $         -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  2,000               -
  Net asset value per unit, December 31, 2001                                                $       1.045952     $         -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                      -           2,000
  Net asset value per unit, December 31, 2001                                                $              -     $  1.148696

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                      -           2,000
  Net asset value per unit, December 31, 2001                                                $              -     $  1.147964




                                                                                                FT VIP            FT VIP
                                                                                               FRANKLIN       MUTUAL SHARES
                                                                                               SMALL CAP        SECURITIES
                                                                                                CLASS 2           CLASS 2
                                                                                            --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $           -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                 -
Investment in shares of Delaware Group Premium Fund                                                     -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investment in shares of Eaton Vance Variable Trust                                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)       42,714,024             4,164
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 1,824                 -
                                                                                            --------------   ---------------
    Total assets                                                                               42,715,848             4,164

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------   ---------------
    Net assets                                                                               $ 42,715,848     $       4,164
                                                                                            ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $ 42,607,606     $           -
  Allmerica Immediate Advantage                                                                    93,576                 -
  Directed Advisory Solutions                                                                           -                 -
  Allmerica Value Generation                                                                            -                 -
  Allmerica Premier Choice                                                                            652                 -
  Allmerica Premier Choice with Optional Rider                                                      7,100                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,914             4,164
                                                                                            --------------   ---------------
                                                                                             $ 42,715,848     $       4,164
                                                                                            ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                         59,749,582                 -
  Net asset value per unit, December 31, 2001                                                $   0.713103     $           -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            102,841                 -
  Net asset value per unit, December 31, 2001                                                $   0.927960     $           -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -             2,000
  Net asset value per unit, December 31, 2001                                                $          -     $    1.041763

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -             2,000
  Net asset value per unit, December 31, 2001                                                $          -     $    1.040222

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              2,516                 -
  Net asset value per unit, December 31, 2001                                                $   1.264799     $           -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              7,617                 -
  Net asset value per unit, December 31, 2001                                                $   1.263998     $           -


                                                                                               FT VIP
                                                                                              TEMPLETON
                                                                                             DEVELOPING
                                                                                               MARKETS
                                                                                             SECURITIES        INVESCO
                                                                                               CLASS 2      VIF DYNAMICS
                                                                                            ------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $        -     $          -
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)          3,452                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -           10,982
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------   --------------
    Total assets                                                                                  3,452           10,982

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------   --------------
    Net assets                                                                               $    3,452     $     10,982
                                                                                            ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $        -     $          -
  Allmerica Immediate Advantage                                                                       -                -
  Directed Advisory Solutions                                                                         -            8,192
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                            -                -
  Allmerica Premier Choice with Optional Rider                                                        -                -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                       3,452            2,790
                                                                                            ------------   --------------
                                                                                             $    3,452     $     10,982
                                                                                            ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                            1,999           13,736
  Net asset value per unit, December 31, 2001                                                $ 0.863728     $   0.698002

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                            2,000            2,000
  Net asset value per unit, December 31, 2001                                                $ 0.862459     $   0.696971

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                               INVESCO
                                                                                               INVESCO           VIF
                                                                                              VIF EQUITY        HEALTH
                                                                                                INCOME         SCIENCES
                                                                                             ------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $        -     $          -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -                -
Investment in shares of Delaware Group Premium Fund                                                    -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investment in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                  15,921       29,063,483
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                             ------------   --------------
    Total assets                                                                                  15,921       29,063,483

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              184
                                                                                             ------------   --------------
    Net assets                                                                                $   15,921     $ 29,063,299
                                                                                             ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $        -     $ 28,968,617
  Allmerica Immediate Advantage                                                                        -           75,135
  Directed Advisory Solutions                                                                     12,288                -
  Allmerica Value Generation                                                                           -                -
  Allmerica Premier Choice                                                                             -              198
  Allmerica Premier Choice with Optional Rider                                                         -           13,127
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         3,633            6,222
                                                                                             ------------   --------------
                                                                                              $   15,921     $ 29,063,299
                                                                                             ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                 -       30,204,526
  Net asset value per unit, December 31, 2001                                                 $        -     $   0.959082

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                 -           75,870
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.017115

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                            15,519                -
  Net asset value per unit, December 31, 2001                                                 $ 0.908943     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                             2,000                -
  Net asset value per unit, December 31, 2001                                                 $ 0.907591     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 -            2,189
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.047329

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 -           14,541
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.046664


                                                                                                  JANUS              JANUS
                                                                                                  ASPEN              ASPEN
                                                                                                AGGRESSIVE           CAPITAL
                                                                                                  GROWTH          APPRECIATION
                                                                                              SERVICE SHARES     SERVICE SHARES
                                                                                             ----------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $            -
Investments in shares of AIM Variable Insurance Funds                                                      -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                  -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                  -
Investment in shares of Delaware Group Premium Fund                                                        -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                  -
Investment in shares of Eaton Vance Variable Trust                                                         -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                          2,321             38,654
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                  -
Investments in shares of Scudder Variable Series II                                                        -                  -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                  -
                                                                                             ----------------   ----------------
    Total assets                                                                                       2,321             38,654

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                  -
                                                                                             ----------------   ----------------
    Net assets                                                                                $        2,321     $       38,654
                                                                                             ================   ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $            -     $            -
  Allmerica Immediate Advantage                                                                            -                  -
  Directed Advisory Solutions                                                                              -                  -
  Allmerica Value Generation                                                                               -             35,552
  Allmerica Premier Choice                                                                                 -                  -
  Allmerica Premier Choice with Optional Rider                                                             -                  -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             2,321              3,102
                                                                                             ----------------   ----------------
                                                                                              $        2,321     $       38,654
                                                                                             ================   ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                 2,000              2,000
  Net asset value per unit, December 31, 2001                                                 $     0.580557     $     0.776154

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                 2,000             47,874
  Net asset value per unit, December 31, 2001                                                 $     0.579705     $     0.774987

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -


                                                                                               JANUS ASPEN
                                                                                                  GROWTH
                                                                                              SERVICE SHARES
                                                                                             ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -
Investments in shares of AIM Variable Insurance Funds                                                      -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -
Investment in shares of Delaware Group Premium Fund                                                        -
Investments in shares of Deutsche Asset Management VIT Funds                                               -
Investment in shares of Eaton Vance Variable Trust                                                         -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -
Investments in shares of Janus Aspen Series  (Service Shares)                                     69,864,586
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -
Investments in shares of Scudder Variable Series II                                                        -
Investment in shares of T. Rowe Price International Series, Inc.                                           -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    5,327
                                                                                             ----------------
    Total assets                                                                                  69,869,913

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -
                                                                                             ----------------
    Net assets                                                                                $   69,869,913
                                                                                             ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $   69,631,954
  Allmerica Immediate Advantage                                                                       97,528
  Directed Advisory Solutions                                                                              -
  Allmerica Value Generation                                                                               -
  Allmerica Premier Choice                                                                            92,307
  Allmerica Premier Choice with Optional Rider                                                        41,968
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             6,156
                                                                                             ----------------
                                                                                              $   69,869,913
                                                                                             ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           110,026,726
  Net asset value per unit, December 31, 2001                                                 $     0.632864

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               126,134
  Net asset value per unit, December 31, 2001                                                 $     0.785662

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -
  Net asset value per unit, December 31, 2001                                                 $            -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -
  Net asset value per unit, December 31, 2001                                                 $            -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                82,510
  Net asset value per unit, December 31, 2001                                                 $     1.146528

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                38,628
  Net asset value per unit, December 31, 2001                                                 $     1.145798

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                              JANUS ASPEN        JANUS ASPEN
                                                                                               GROWTH AND        INTERNATIONAL
                                                                                                 INCOME             GROWTH
                                                                                             SERVICE SHARES     SERVICE SHARES
                                                                                            ----------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $            -     $            -
Investments in shares of AIM Variable Insurance Funds                                                     -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                  -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                  -
Investment in shares of Delaware Group Premium Fund                                                       -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                  -
Investment in shares of Eaton Vance Variable Trust                                                        -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                    51,906,342              3,020
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                  -
Investments in shares of Scudder Variable Series II                                                       -                  -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   6,668                  -
                                                                                            ----------------   ----------------
    Total assets                                                                                 51,913,010              3,020

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                  -
                                                                                            ----------------   ----------------
    Net assets                                                                               $   51,913,010     $        3,020
                                                                                            ================   ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $   51,851,412     $            -
  Allmerica Immediate Advantage                                                                      51,500                  -
  Directed Advisory Solutions                                                                             -                  -
  Allmerica Value Generation                                                                              -                  -
  Allmerica Premier Choice                                                                            3,949                  -
  Allmerica Premier Choice with Optional Rider                                                            -                  -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            6,149              3,020
                                                                                            ----------------   ----------------
                                                                                             $   51,913,010     $        3,020
                                                                                            ================   ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           67,633,218                  -
  Net asset value per unit, December 31, 2001                                                $     0.766656     $            -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               60,307                  -
  Net asset value per unit, December 31, 2001                                                $     0.883246     $            -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -              2,000
  Net asset value per unit, December 31, 2001                                                $            -     $     0.755656

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -              2,000
  Net asset value per unit, December 31, 2001                                                $            -     $     0.754559

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                5,602                  -
  Net asset value per unit, December 31, 2001                                                $     1.096153     $            -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                2,000                  -
  Net asset value per unit, December 31, 2001                                                $     1.095455     $            -


                                                                                               PIONEER
                                                                                              EMERGING          PIONEER
                                                                                               MARKETS         FUND VCT
                                                                                             VCT CLASS II      CLASS II
                                                                                            --------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $        -
Investments in shares of AIM Variable Insurance Funds                                                   -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -              -
Investment in shares of Delaware Group Premium Fund                                                     -              -
Investments in shares of Deutsche Asset Management VIT Funds                                            -              -
Investment in shares of Eaton Vance Variable Trust                                                      -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                           6,057,372         11,726
Investments in shares of Scudder Variable Series II                                                     -              -
Investment in shares of T. Rowe Price International Series, Inc.                                        -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 2,497              -
                                                                                            --------------   ------------
    Total assets                                                                                6,059,869         11,726

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -              -
                                                                                            --------------   ------------
    Net assets                                                                               $  6,059,869     $   11,726
                                                                                            ==============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $  6,052,377     $        -
  Allmerica Immediate Advantage                                                                         -              -
  Directed Advisory Solutions                                                                           -          8,192
  Allmerica Value Generation                                                                            -              -
  Allmerica Premier Choice                                                                            972              -
  Allmerica Premier Choice with Optional Rider                                                          -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,520          3,534
                                                                                            --------------   ------------
                                                                                             $  6,059,869     $   11,726
                                                                                            ==============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          8,741,334              -
  Net asset value per unit, December 31, 2001                                                $   0.692386     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              2,000              -
  Net asset value per unit, December 31, 2001                                                $   0.966939     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -         11,264
  Net asset value per unit, December 31, 2001                                                $          -     $ 0.884198

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -          2,000
  Net asset value per unit, December 31, 2001                                                $          -     $ 0.882907

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              2,848              -
  Net asset value per unit, December 31, 2001                                                $   1.146919     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000              -
  Net asset value per unit, December 31, 2001                                                $   1.146188     $        -


                                                                                               PIONEER            SVS
                                                                                              REAL ESTATE        DREMAN
                                                                                                GROWTH          FINANCIAL
                                                                                             VCT CLASS II     SERVICES (a)
                                                                                            --------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                -
Investment in shares of Delaware Group Premium Fund                                                     -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investment in shares of Eaton Vance Variable Trust                                                      -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                           6,597,206                -
Investments in shares of Scudder Variable Series II                                                     -       14,668,249
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                            --------------   --------------
    Total assets                                                                                6,597,206       14,668,249

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    72                -
                                                                                            --------------   --------------
    Net assets                                                                               $  6,597,134     $ 14,668,249
                                                                                            ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $  6,575,516     $ 14,652,328
  Allmerica Immediate Advantage                                                                    14,227            3,003
  Directed Advisory Solutions                                                                           -                -
  Allmerica Value Generation                                                                            -                -
  Allmerica Premier Choice                                                                          1,127                -
  Allmerica Premier Choice with Optional Rider                                                          -            6,738
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,264            6,180
                                                                                            --------------   --------------
                                                                                             $  6,597,134     $ 14,668,249
                                                                                            ==============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          6,161,851       12,846,982
  Net asset value per unit, December 31, 2001                                                $   1.067133     $   1.140527

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                             15,236            5,031
  Net asset value per unit, December 31, 2001                                                $   1.074891     $   0.990875

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                                $          -     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                                $          -     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              3,096            2,000
  Net asset value per unit, December 31, 2001                                                $   1.028884     $   1.049809

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000            8,422
  Net asset value per unit, December 31, 2001                                                $   1.028233     $   1.049142

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                 SCUDDER           SCUDDER
                                                                                                GOVERNMENT        TECHNOLOGY
                                                                                              SECURITIES (a)      GROWTH (a)
                                                                                             ----------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $          -
Investments in shares of AIM Variable Insurance Funds                                                      -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                -
Investment in shares of Delaware Group Premium Fund                                                        -                -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                -
Investment in shares of Eaton Vance Variable Trust                                                         -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                -
Investments in shares of Scudder Variable Series II                                                  123,075       29,842,567
Investment in shares of T. Rowe Price International Series, Inc.                                           -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -            1,761
                                                                                             ----------------   --------------
    Total assets                                                                                     123,075       29,844,328

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                -
                                                                                             ----------------   --------------
    Net assets                                                                                $      123,075     $ 29,844,328
                                                                                             ================   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $            -     $ 29,789,390
  Allmerica Immediate Advantage                                                                            -           35,194
  Directed Advisory Solutions                                                                         16,384                -
  Allmerica Value Generation                                                                         104,566                -
  Allmerica Premier Choice                                                                                 -                -
  Allmerica Premier Choice with Optional Rider                                                             -           12,978
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             2,125            6,766
                                                                                             ----------------   --------------
                                                                                              $      123,075     $ 29,844,328
                                                                                             ================   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                     -       61,599,108
  Net asset value per unit, December 31, 2001                                                 $            -     $   0.483601

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                     -           46,763
  Net asset value per unit, December 31, 2001                                                 $            -     $   0.786248

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                17,424                -
  Net asset value per unit, December 31, 2001                                                 $     1.062271     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                98,581                -
  Net asset value per unit, December 31, 2001                                                 $     1.060713     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                     -            2,000
  Net asset value per unit, December 31, 2001                                                 $            -     $   1.298743

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                     -           11,999
  Net asset value per unit, December 31, 2001                                                 $            -     $   1.297919


                                                                                              T. ROWE PRICE
                                                                                              INTERNATIONAL
                                                                                                  STOCK
                                                                                             ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -
Investments in shares of AIM Variable Insurance Funds                                                     -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -
Investment in shares of Delaware Group Premium Fund                                                       -
Investments in shares of Deutsche Asset Management VIT Funds                                              -
Investment in shares of Eaton Vance Variable Trust                                                        -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -
Investments in shares of Scudder Variable Series II                                                       -
Investment in shares of T. Rowe Price International Series, Inc.                                132,052,462
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      43
                                                                                             ---------------
    Total assets                                                                                132,052,505

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -
                                                                                             ---------------
    Net assets                                                                                $ 132,052,505
                                                                                             ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 131,679,483
  Allmerica Immediate Advantage                                                                     155,657
  Directed Advisory Solutions                                                                             -
  Allmerica Value Generation                                                                              -
  Allmerica Premier Choice                                                                          186,737
  Allmerica Premier Choice with Optional Rider                                                       26,239
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,389
                                                                                             ---------------
                                                                                              $ 132,052,505
                                                                                             ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          115,668,529
  Net asset value per unit, December 31, 2001                                                 $    1.138421

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              236,519
  Net asset value per unit, December 31, 2001                                                 $    0.658115

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -
  Net asset value per unit, December 31, 2001                                                 $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -
  Net asset value per unit, December 31, 2001                                                 $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              172,134
  Net asset value per unit, December 31, 2001                                                 $    1.097588

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               25,921
  Net asset value per unit, December 31, 2001                                                 $    1.096899

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2001

                                                                      AIT              AIT           AIT
                                                                     CORE            EQUITY       GOVERNMENT         AIT
                                                                     EQUITY           INDEX          BOND        MONEY MARKET
                                                                 -------------   -------------   -----------     ------------
INVESTMENT INCOME:
  Dividends                                                      $   3,117,724   $   4,021,939   $ 4,429,665      $ 8,769,093
                                                                 -------------   -------------   -----------     ------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                    5,450,230       5,164,998     1,090,686        2,683,123
  Administrative expense fees                                          872,037         826,399       174,509          429,300
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                   6,322,267       5,991,397     1,265,195        3,112,423
                                                                 -------------   -------------   -----------     ------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       15,029           9,517         1,379            6,265
  Administrative expense fees                                            2,404           1,522           221            1,002
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                      17,433          11,039         1,600            7,267
                                                                 -------------   -------------   -----------     ------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                            -               -             -               10
  Administrative expense fees                                                -               -             -                3
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           -               -             -               13
                                                                 -------------   -------------   -----------     ------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                            -               -             -              224
  Administrative expense fees                                                -               -             -               52
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           -               -             -              276
                                                                 -------------   -------------   -----------     ------------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                            9              14            55            2,557
  Administrative expense fees                                                2               2             9              393
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                          11              16            64            2,950
                                                                 -------------   -------------   -----------     ------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                            7              26            68              360
  Administrative expense fees                                                2               9            24              125
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           9              35            92              485
                                                                 -------------   -------------   -----------     ------------
           Total expenses                                            6,339,720       6,002,487     1,266,951        3,123,414
                                                                 -------------   -------------   -----------     ------------
    Net investment income (loss)                                    (3,221,996)     (1,980,548)    3,162,714        5,645,679
                                                                 -------------   -------------   -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               110,760,737      22,347,277             -                -
  Net realized gain (loss) from sales of investments               (10,158,530)        875,011       159,893                -
                                                                 -------------   -------------   -----------     ------------
    Net realized gain (loss)                                       100,602,207      23,222,288       159,893                -
  Net unrealized gain (loss)                                      (189,201,917)    (83,766,907)    1,530,031                -
                                                                 -------------   -------------   -----------     ------------
    Net realized and unrealized gain (loss)                        (88,599,710)    (60,544,619)    1,689,924                -
                                                                 -------------   -------------   -----------     ------------
    Net increase (decrease) in net assets from operations        $ (91,821,706)  $ (62,525,167)  $ 4,852,638      $ 5,645,679
                                                                 =============   =============   ===========     ============

                                                                      AIT            AIT          AIT
                                                                    SELECT          SELECT       SELECT         AIT
                                                                  AGGRESSIVE       CAPITAL      EMERGING      SELECT
                                                                    GROWTH       APPRECIATION    MARKETS      GROWTH
                                                                --------------  -------------  ---------  --------------
INVESTMENT INCOME:
  Dividends                                                     $           -   $          -   $       -  $            -
                                                                --------------  -------------  ---------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                   3,444,486      2,283,140      45,136       3,862,932
  Administrative expense fees                                         551,117        365,302       7,221         618,070
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                  3,995,603      2,648,442      52,357       4,481,002
                                                                --------------  -------------  ---------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       3,535          3,620         336           8,134
  Administrative expense fees                                             566            579          54           1,301
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                      4,101          4,199         390           9,435
                                                                --------------  -------------  ---------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                           -              -           -               -
  Administrative expense fees                                               -              -           -               -
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          -              -           -               -
                                                                --------------  -------------  ---------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                           -              -           -               -
  Administrative expense fees                                               -              -           -               -
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          -              -           -               -
                                                                --------------  -------------  ---------  --------------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                           8              9           7              19
  Administrative expense fees                                               1              1           2               3
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          9             10           9              22
                                                                --------------  -------------  ---------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           7             25           7              37
  Administrative expense fees                                               3              8           3              13
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                         10             33          10              50
                                                                --------------  -------------  ---------  --------------
           Total expenses                                           3,999,723      2,652,684      52,766       4,490,509
                                                                --------------  -------------  ---------  --------------
    Net investment income (loss)                                   (3,999,723)    (2,652,684)    (52,766)     (4,490,509)
                                                                --------------  -------------  ---------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               63,338,411     13,758,984           -      15,927,463
  Net realized gain (loss) from sales of investments              (16,743,833)     3,778,260    (150,606)     (3,157,300)
                                                                --------------  -------------  ---------  --------------
    Net realized gain (loss)                                       46,594,578     17,537,244    (150,606)     12,770,163
  Net unrealized gain (loss)                                     (120,838,110)   (20,509,288)    263,092    (108,813,970)
                                                                --------------  -------------  ---------  --------------
    Net realized and unrealized gain (loss)                       (74,243,532)    (2,972,044)    112,486     (96,043,807)
                                                                --------------  -------------  ---------  --------------
    Net increase (decrease) in net assets from operations       $ (78,243,255)  $ (5,624,728)  $  59,720  $ (100,534,316)
                                                                ==============  =============  =========  ==============

                                                                   AIT           AIT              AIT         AIT
                                                                 SELECT        SELECT           SELECT      SELECT
                                                                 GROWTH     INTERNATIONAL     INVESTMENT   STRATEGIC
                                                               AND INCOME      EQUITY        GRADE INCOME   GROWTH
                                                              ------------  -------------    ------------  ----------
INVESTMENT INCOME:
  Dividends                                                   $  1,434,057  $   3,637,798    $ 10,718,249  $        -
                                                              ------------  -------------    ------------  ----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                3,362,521      2,865,175       2,275,158      28,947
  Administrative expense fees                                      538,003        458,428         364,025       4,631
                                                              ------------  -------------    ------------  ----------
    Total expenses                                               3,900,524      3,323,603       2,639,183      33,578
                                                              ------------  -------------    ------------  ----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                    6,637          3,707           4,236         616
  Administrative expense fees                                        1,061            593             677          98
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                   7,698          4,300           4,913         714
                                                              ------------  -------------    ------------  ----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                        -              -               -           -
  Administrative expense fees                                            -              -               -           -
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                       -              -               -           -
                                                              ------------  -------------    ------------  ----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                        -              -               -           -
  Administrative expense fees                                            -              -               -           -
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                       -              -               -           -
                                                              ------------  -------------    ------------  ----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        9             40              42           8
  Administrative expense fees                                            1              6               7           2
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                      10             46              49          10
                                                              ------------  -------------    ------------  ----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        7             45             109          16
  Administrative expense fees                                            3             16              38           5
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                      10             61             147          21
                                                              ------------  -------------    ------------  ----------
           Total expenses                                        3,908,242      3,328,010       2,644,292      34,323
                                                              ------------  -------------    ------------  ----------
    Net investment income (loss)                                (2,474,185)       309,788       8,073,957     (34,323)
                                                              ------------  -------------    ------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -     42,330,242               -           -
  Net realized gain (loss) from sales of investments            (7,873,620)    (1,430,041)        110,865    (388,244)
                                                              ------------  -------------    ------------  ----------
    Net realized gain (loss)                                    (7,873,620)    40,900,201         110,865    (388,244)
  Net unrealized gain (loss)                                   (29,870,167)  (103,275,581)      2,754,900    (250,912)
                                                              ------------  -------------    ------------  ----------
    Net realized and unrealized gain (loss)                    (37,743,787)   (62,375,380)      2,865,765    (639,156)
                                                              ------------  -------------    ------------  ----------
    Net increase (decrease) in net assets from operations     $(40,217,972) $ (62,065,592)   $ 10,939,722  $ (673,479)
                                                              ============  =============    ============  ==========

                                                                  AIT           AIT
                                                                SELECT         SELECT        AIM V.I.
                                                               STRATEGIC       VALUE        AGGRESSIVE     AIM V.I.         AIM
                                                                INCOME**    OPPORTUNITY       GROWTH      BLUE CHIP**   V.I. VALUE
                                                              ----------- --------------  ------------   ------------  -----------
INVESTMENT INCOME:
  Dividends                                                   $   225,400   $  1,154,659  $          -   $        315  $    54,429
                                                              ----------- --------------  ------------   ------------  -----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                  64,717      2,424,625       497,037          8,937      487,284
  Administrative expense fees                                      10,355        387,940        79,526          1,430       77,966
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                 75,072      2,812,565       576,563         10,367      565,250
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                      75          4,968           272             28          307
  Administrative expense fees                                          12            795            43              4           49
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     87          5,763           315             32          356
                                                              ----------- --------------  ------------   ------------  -----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       -              -             -              8            -
  Administrative expense fees                                           -              -             -              2            -
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                      -              -             -             10            -
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                       -              -             -             10            -
  Administrative expense fees                                           -              -             -              3            -
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                      -              -             -             13            -
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                      41              8            10              7            7
  Administrative expense fees                                           6              1             2              1            1
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     47              9            12              8            8
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                      48             24            17              7            7
  Administrative expense fees                                          17              9             6              3            3
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     65             33            23             10           10
                                                              ----------- --------------  ------------   ------------  -----------
           Total expenses                                          75,271      2,818,370       576,913         10,440      565,624
                                                              ----------- --------------  ------------   ------------  -----------
    Net investment income (loss)                                  150,129     (1,663,711)     (576,913)       (10,125)    (511,195)
                                                              ----------- --------------  ------------   ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              271,659     19,502,503             -              -      826,221
  Net realized gain (loss) from sales of investments                6,047      7,945,465      (404,226)        (7,159)  (1,068,477)
                                                              ----------- --------------  ------------   ------------  -----------
    Net realized gain (loss)                                      277,706     27,447,968      (404,226)        (7,159)    (242,256)
  Net unrealized gain (loss)                                     (389,862)    (5,391,331)  (10,592,916)        (1,934)  (5,505,348)
                                                              ----------- --------------  ------------   ------------  -----------
    Net realized and unrealized gain (loss)                      (112,156)    22,056,637   (10,997,142)        (9,093)  (5,747,604)
                                                              ----------- --------------  ------------   ------------  -----------
    Net increase (decrease) in net assets from operations     $    37,973   $ 20,392,926  $(11,574,055)  $    (19,218) $(6,258,799)
                                                              =========== ==============  ============   ============  ===========

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                             ALLIANCE      ALLIANCE          DGPF
                                                                ALLIANCE      GROWTH        PREMIER         GROWTH
                                                                 GROWTH     AND INCOME      GROWTH      OPPORTUNITIES
                                                                CLASS B*      CLASS B      CLASS B**    SERVICE CLASS
                                                              -----------  ------------  ------------   -------------
INVESTMENT INCOME:
  Dividends                                                   $         6  $    364,777  $          -   $           -
                                                              -----------  ------------  ------------   -------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                       -       897,756       613,232       1,096,059
  Administrative expense fees                                           -       143,641        98,117         175,370
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -     1,041,397       711,349       1,271,429
                                                              -----------  ------------  ------------   -------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       -           824           525           1,157
  Administrative expense fees                                           -           131            84             185
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -           955           609           1,342
                                                              -----------  ------------  ------------   -------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       8             -             -               -
  Administrative expense fees                                           2             -             -               -
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                     10             -             -               -
                                                              -----------  ------------  ------------   -------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                      10             -             -               -
  Administrative expense fees                                           2             -             -               -
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                     12             -             -               -
                                                              -----------  ------------  ------------   -------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                       -            49            13               8
  Administrative expense fees                                           -             7             3               1
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -            56            16               9
                                                              -----------  ------------  ------------   -------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       -            72            33               7
  Administrative expense fees                                           -            25            12               2
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -            97            45               9
                                                              -----------  ------------  ------------   -------------
           Total expenses                                              22     1,042,505       712,019         260,312
                                                              -----------  ------------  ------------   -------------
    Net investment income (loss)                                      (16)     (677,728)     (712,019)       (260,312)
                                                              -----------  ------------  ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  476     2,825,620     2,664,117       4,498,485
  Net realized gain (loss) from sales of investments                   (8)      (42,444)     (479,551)     (2,364,736)
                                                              -----------  ------------  ------------   -------------
    Net realized gain (loss)                                          468     2,783,176     2,184,566       2,133,749
  Net unrealized gain (loss)                                       (1,525)   (4,023,814)  (11,133,863)     (5,527,303)
                                                              -----------  ------------  ------------   -------------
    Net realized and unrealized gain (loss)                        (1,057)   (1,240,638)   (8,949,297)     (3,393,554)
                                                              -----------  ------------  ------------   -------------
    Net increase (decrease) in net assets from operations     $    (1,073) $ (1,918,366) $ (9,661,316)  $  (3,653,866)
                                                              ===========  ============  ============   =============

                                                                  DGPF             DGPF         DEUTSCHE     DEUTSCHE
                                                             INTERNATIONAL    SELECT GROWTH     VIT EAFE    VIT EQUITY
                                                                EQUITY       SERVICE CLASS*  EQUITY INDEX*  500 INDEX*
                                                             -------------   --------------  -------------  ----------
INVESTMENT INCOME:
  Dividends                                                  $  2,396,162    $            -  $           -  $      983
                                                             -------------   --------------  -------------  ----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 224,360                 -              -           -
  Administrative expense fees                                      35,897                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                260,257                 -              -           -
                                                             -------------   --------------  -------------  ----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                      29                 -              -           -
  Administrative expense fees                                           4                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     33                 -              -           -
                                                             -------------   --------------  -------------  ----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       -                15             15           9
  Administrative expense fees                                           -                 4              4           2
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                      -                19             19          11
                                                             -------------   --------------  -------------  ----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                       -                10            299         617
  Administrative expense fees                                           -                 2             69         142
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                      -                12            368         759
                                                             -------------   --------------  -------------  ----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                      10                 -              -           -
  Administrative expense fees                                           2                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     12                 -              -           -
                                                             -------------   --------------  -------------  ----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       8                 -              -           -
  Administrative expense fees                                           2                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     10                 -              -           -
                                                             -------------   --------------  -------------  ----------
           Total expenses                                       1,272,789                31            387         770
                                                             -------------   --------------  -------------  ----------
    Net investment income (loss)                                1,123,373               (31)          (387)        213
                                                             -------------   --------------  -------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            7,182,976                 -              -         102
  Net realized gain (loss) from sales of investments            2,470,212                 -            (36)        121
                                                             -------------   --------------  -------------  ----------
    Net realized gain (loss)                                    9,653,188                 -            (36)        223
  Net unrealized gain (loss)                                  (24,840,764)             (197)        (8,985)     (5,568)
                                                             -------------   --------------  -------------  ----------
    Net realized and unrealized gain (loss)                   (15,187,576)             (197)        (9,021)     (5,345)
                                                             -------------   --------------  -------------  ----------
    Net increase (decrease) in net assets from operations    $(14,064,203)      $      (228) $      (9,408) $   (5,132)
                                                             =============   ==============  =============  ==========
                                                                DEUTSCHE    EATON VANCE VT
                                                               VIT SMALL       FLOATING        FIDELITY VIP   FIDELITY VIP
                                                               CAP INDEX*    RATE-INCOME**    EQUITY-INCOME      GROWTH
                                                             ------------   --------------    -------------  --------------
INVESTMENT INCOME:
  Dividends                                                  $        318   $       26,382    $   9,148,409  $      479,009
                                                             ------------   --------------    -------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                       -           24,040        6,560,994       7,157,345
  Administrative expense fees                                           -            3,847        1,049,759       1,145,175
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -           27,887        7,610,753       8,302,520
                                                             ------------   --------------    -------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       -              312            8,305          11,660
  Administrative expense fees                                           -               50            1,329           1,866
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -              362            9,634          13,526
                                                             ------------   --------------    -------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                      16                -                -               -
  Administrative expense fees                                           4                -                -               -
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                     20                -                -               -
                                                             ------------   --------------    -------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                     223                -                -               -
  Administrative expense fees                                          52                -                -               -
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                    275                -                -               -
                                                             ------------   --------------    -------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                       -                6               34              12
  Administrative expense fees                                           -                1                6               2
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -                7               40              14
                                                             ------------   --------------    -------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       -               51               79              30
  Administrative expense fees                                           -               17               28              11
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -               68              107              41
                                                             ------------   --------------    -------------  --------------
           Total expenses                                             295           28,324        7,620,534       8,316,101
                                                             ------------   --------------    -------------  --------------
    Net investment income (loss)                                       23           (1,942)       1,527,875      (7,837,092)
                                                             ------------   --------------    -------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                2,566                -       25,702,672      45,026,846
  Net realized gain (loss) from sales of investments                   29                -        6,127,370       2,979,903
                                                             ------------   --------------    -------------  --------------
    Net realized gain (loss)                                        2,595                -       31,830,042      48,006,749
  Net unrealized gain (loss)                                          875                -      (69,029,237)   (170,548,125)
                                                             ------------   --------------    -------------  --------------
    Net realized and unrealized gain (loss)                         3,470                -      (37,199,195)   (122,541,376)
                                                             ------------   --------------    -------------  --------------
    Net increase (decrease) in net assets from operations    $      3,493   $       (1,942)   $ (35,671,320) $ (130,378,468)
                                                             ============   ==============    =============  ==============
                                                              FIDELITY VIP    FIDELITY VIP  FIDELITY VIP II
                                                               HIGH INCOME      OVERSEAS     ASSET MANAGER
                                                              -------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends                                                   $  18,555,866  $   6,837,080  $      4,856,799
                                                              -------------  -------------  ----------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 1,678,696      1,508,209         1,294,378
  Administrative expense fees                                       268,591        241,313           207,100
                                                              -------------  -------------  ----------------
    Total expenses                                                1,947,287      1,749,522         1,501,478
                                                              -------------  -------------  ----------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                     2,149          2,199             2,753
  Administrative expense fees                                           344            352               440
                                                              -------------  -------------  ----------------
    Total expenses                                                    2,493          2,551             3,193
                                                              -------------  -------------  ----------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         -              -                 -
  Administrative expense fees                                             -              -                 -
                                                              -------------  -------------  ----------------
    Total expenses                                                        -              -                 -
                                                              -------------  -------------  ----------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         -              -                 -
  Administrative expense fees                                             -              -                 -
                                                              -------------  -------------  ----------------
    Total expenses                                                        -              -                 -
                                                              -------------  -------------  ----------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        15              7                 7
  Administrative expense fees                                             3              1                 1
                                                              -------------  -------------  ----------------
    Total expenses                                                       18              8                 8
                                                              -------------  -------------  ----------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                         7              7                18
  Administrative expense fees                                             2              3                 6
                                                              -------------  -------------  ----------------
    Total expenses                                                        9             10                24
                                                              -------------  -------------  ----------------
           Total expenses                                         1,949,807      1,752,091         1,504,703
                                                              -------------  -------------  ----------------
    Net investment income (loss)                                 16,606,059      5,084,989         3,352,096
                                                              -------------  -------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -     10,806,997         1,821,300
  Net realized gain (loss) from sales of investments            (16,695,413)    (4,964,020)       (2,958,130)
                                                              -------------  -------------  ----------------
    Net realized gain (loss)                                    (16,695,413)     5,842,977        (1,136,830)
  Net unrealized gain (loss)                                    (17,199,734)   (42,742,842)       (9,049,827)
                                                              -------------  -------------  ----------------
    Net realized and unrealized gain (loss)                     (33,895,147)   (36,899,865)      (10,186,657)
                                                              -------------  -------------  ----------------
    Net increase (decrease) in net assets from operations     $ (17,289,088) $ (31,814,876) $     (6,834,561)
                                                              =============  =============  ================

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                                                 FIDELITY VIP III
                                                            FIDELITY VIP II    FIDELITY VIP III       GROWTH       FIDELITY VIP III
                                                              CONTRAFUND        GROWTH & INCOME    OPPORTUNITIES        MIDCAP
                                                           SERVICE CLASS 2**   SERVICE CLASS 2*   SERVICE CLASS 2  SERVICE CLASS 2*
                                                          -------------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends                                               $                29  $             50  $         16,121  $              -
                                                          -------------------  ----------------  ----------------  ----------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                      17,452                 -            69,773                 -
  Administrative expense fees                                           2,792                 -            11,164                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                     20,244                 -            80,937                 -
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          59                 -                16                 -
  Administrative expense fees                                               9                 -                 2                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         68                 -                18                 -
                                                          -------------------  ----------------  ----------------  ----------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                           9                18                 -                 9
  Administrative expense fees                                               3                 6                 -                 3
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         12                24                 -                12
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                          12                12                 -                13
  Administrative expense fees                                               2                 2                 -                 3
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         14                14                 -                16
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                           7                 -                 9                 -
  Administrative expense fees                                               1                 -                 2                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                          8                 -                11                 -
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           7                 -                 7                 -
  Administrative expense fees                                               2                 -                 3                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                          9                 -                10                 -
                                                          -------------------  ----------------  ----------------  ----------------
           Total expenses                                              20,355                38            80,976                28
                                                          -------------------  ----------------  ----------------  ----------------
    Net investment income (loss)                                      (20,326)               12           (64,855)              (28)
                                                          -------------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      107               163                 -                 -
  Net realized gain (loss) from sales of investments                   (1,965)               (2)         (211,528)                -
                                                          -------------------  ----------------   ----------------  ----------------
    Net realized gain (loss)                                           (1,858)              161          (211,528)                -
  Net unrealized gain (loss)                                          124,699                63          (588,289)              215
                                                          -------------------  ----------------   ----------------  ----------------
    Net realized and unrealized gain (loss)                           122,841               224          (799,817)              215
                                                          -------------------  ----------------   ----------------  ----------------
    Net increase (decrease) in net assets from operations $           102,515  $            236  $       (864,672) $            187
                                                          ===================  ================   ================  ================
                                                                    FDP
                                                                 FIRST TRUST        FDP          FDSF FIRST       FDSF FIRST
                                                                10 UNCOMMON        NASDAQ      TRUST FINANCIAL    TRUST LIFE
                                                                  VALUES***      TARGET 15***     SERVICES***     SCIENCES***
                                                              --------------    -------------  ---------------    -----------
INVESTMENT INCOME:
  Dividends                                                   $            -    $           -  $             -    $         -
                                                              --------------    -------------  ---------------    -----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          6                7                8              7
  Administrative expense fees                                              2                2                2              3
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         8                9               10             10
                                                              --------------    -------------  ---------------    -----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                        357              408               10             10
  Administrative expense fees                                             83               94                3              3
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                       440              502               13             13
                                                              --------------    -------------  ---------------    -----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
           Total expenses                                                448              511               23             23
                                                              --------------    -------------  ---------------    -----------
    Net investment income (loss)                                        (448)            (511)             (23)           (23)
                                                              --------------    -------------  ---------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -                -                -              -
  Net realized gain (loss) from sales of investments                 (39,424)         (27,425)            (506)          (204)
                                                              --------------    -------------  ---------------    -----------
    Net realized gain (loss)                                         (39,424)         (27,425)            (506)          (204)
  Net unrealized gain (loss)                                               -              -                  -              -
                                                              --------------    -------------  ---------------    -----------
    Net realized and unrealized gain (loss)                          (39,424)         (27,425)            (506)          (204)
                                                              --------------    -------------  ---------------    -----------
    Net increase (decrease) in net assets from operations     $      (39,872)   $     (27,936) $          (529)   $      (227)
                                                              ==============    =============  ===============    ===========

                                                                                   FT VIP
                                                                                  FRANKLIN
                                                                                   NATURAL       FT VIP          FT VIP
                                                                 FDSF FIRST       RESOURCES     FRANKLIN     MUTUAL SHARES
                                                                   TRUST         SECURITIES     SMALL CAP      SECURITIES
                                                               TECHNOLOGY***       CLASS 2       CLASS 2        CLASS 2*
                                                              --------------    ------------  ------------  --------------
INVESTMENT INCOME:
  Dividends                                                   $            -    $     43,459  $    144,493  $           76
                                                              --------------    ------------  ------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -          60,194       475,184               -
  Administrative expense fees                                              -           9,631        76,029               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -          69,825       551,213               -
                                                              --------------    ------------  ------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -              14           448               -
  Administrative expense fees                                              -               2            71               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -              16           519               -
                                                              --------------    ------------  ------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          5               -             -              10
  Administrative expense fees                                              1               -             -               3
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         6               -             -              13
                                                              --------------    ------------  ------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                          6               -             -              13
  Administrative expense fees                                              2               -             -               3
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         8               -             -              16
                                                              --------------    ------------  ------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -               7             9               -
  Administrative expense fees                                              -               1             1               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -               8            10               -
                                                              --------------    ------------  ------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -               7            19               -
  Administrative expense fees                                              -               3             7               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -              10            26               -
                                                              --------------    ------------  ------------  --------------
           Total expenses                                                 14          69,859       551,768              29
                                                              --------------    ------------  ------------  --------------
    Net investment income (loss)                                         (14)        (26,400)     (407,275)             47
                                                              --------------    ------------  ------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -               -             -             258
  Net realized gain (loss) from sales of investments                  (2,106)       (187,793)   (1,238,931)              -
                                                              --------------    ------------  ------------  --------------
    Net realized gain (loss)                                          (2,106)       (187,793)   (1,238,931)            258
  Net unrealized gain (loss)                                               -        (959,002)   (5,001,835)           (141)
                                                              --------------    ------------  ------------  --------------
    Net realized and unrealized gain (loss)                           (2,106)     (1,146,795)   (6,240,766)            117
                                                              --------------    ------------  ------------  --------------
    Net increase (decrease) in net assets from operations     $       (2,120)   $ (1,173,195) $ (6,648,041) $          164
                                                              ==============    ============  ============  ==============

                                                                  FT VIP
                                                                 TEMPLETON
                                                                DEVELOPING
                                                                  MARKETS
                                                                SECURITIES
                                                                 CLASS 2*
                                                              --------------
INVESTMENT INCOME:
  Dividends                                                   $           30
                                                              --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          9
  Administrative expense fees                                              2
                                                              --------------
    Total expenses                                                        11
                                                              --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         11
  Administrative expense fees                                              3
                                                              --------------
    Total expenses                                                        14
                                                              --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
           Total expenses                                                 25
                                                              --------------
    Net investment income (loss)                                           5
                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -
  Net realized gain (loss) from sales of investments                      (4)
                                                              --------------
    Net realized gain (loss)                                              (4)
  Net unrealized gain (loss)                                            (549)
                                                              --------------
    Net realized and unrealized gain (loss)                             (553)
                                                              --------------
    Net increase (decrease) in net assets from operations     $         (548)
                                                              ==============

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                                                 INVESCO        JANUS ASPEN
                                                                                  INVESCO          VIF           AGGRESSIVE
                                                                  INVESCO        VIF EQUITY       HEALTH           GROWTH
                                                               VIF DYNAMICS*      INCOME*        SCIENCES     SERVICE SHARES*
                                                              --------------    -----------    -----------    ---------------
INVESTMENT INCOME:
  Dividends                                                   $            -    $       177    $    96,726    $             -
                                                              --------------    -----------    -----------    ---------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -              -        324,148                  -
  Administrative expense fees                                              -              -         51,864                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -        376,012                  -
                                                              --------------    -----------    -----------    ---------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -              -            448                  -
  Administrative expense fees                                              -              -             72                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -            520                  -
                                                              --------------    -----------    -----------    ---------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         14             18              -                  6
  Administrative expense fees                                              4              6              -                  2
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                        18             24              -                  8
                                                              --------------    -----------    -----------    ---------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         10             12              -                  9
  Administrative expense fees                                              2              2              -                  2
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                        12             14              -                 11
                                                              --------------    -----------    -----------    ---------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -              -              7                  -
  Administrative expense fees                                              -              -              1                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -              8                  -
                                                              --------------    -----------    -----------    ---------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -              -             21                  -
  Administrative expense fees                                              -              -              7                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -             28                  -
                                                              --------------    -----------    -----------    ---------------
           Total expenses                                                 30             38        376,568                 19
                                                              --------------    -----------    -----------    ---------------
    Net investment income (loss)                                         (30)           139       (279,842)               (19)
                                                              --------------    -----------    -----------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -             54              -                  -
  Net realized gain (loss) from sales of investments                       3              -       (261,616)                (9)
                                                              --------------    -----------    -----------    ---------------
    Net realized gain (loss)                                               3             54       (261,616)                (9)
  Net unrealized gain (loss)                                            (222)            98     (2,201,294)            (1,651)
                                                              --------------    -----------    -----------    ---------------
    Net realized and unrealized gain (loss)                             (219)           152     (2,462,910)            (1,660)
                                                              --------------    -----------    -----------    ---------------
    Net increase (decrease) in net assets from operations     $         (249)   $       291    $(2,742,752)   $        (1,679)
                                                              ==============    ===========    ===========    ===============

                                                             JANUS ASPEN                         JANUS ASPEN       JANUS ASPEN
                                                               CAPITAL          JANUS ASPEN       GROWTH AND      INTERNATIONAL
                                                             APPRECIATION         GROWTH            INCOME            GROWTH
                                                           SERVICE SHARES*    SERVICE SHARES    SERVICE SHARES   SERVICE SHARES*
                                                           ---------------    --------------    --------------   ---------------
INVESTMENT INCOME:
  Dividends                                                $           356    $            -    $      436,042   $            22
                                                           ---------------    --------------    --------------   ---------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                        -           716,919           613,005                 -
  Administrative expense fees                                            -           114,707            98,081                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -           831,626           711,086                 -
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                        -               436               132                 -
  Administrative expense fees                                            -                70                21                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -               506               153                 -
                                                           ---------------    --------------    --------------   ---------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                        8                 -                 -                 8
  Administrative expense fees                                            3                 -                 -                 2
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                      11                 -                 -                10
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                      205                 -                 -                10
  Administrative expense fees                                           47                 -                 -                 3
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                     252                 -                 -                13
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        -                18                13                 -
  Administrative expense fees                                            -                 2                 2                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -                20                15                 -
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        -                64                 7                 -
  Administrative expense fees                                            -                22                 2                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -                86                 9                 -
                                                           ---------------    --------------    --------------   ---------------
           Total expenses                                              263           832,238           711,263                23
                                                           ---------------    --------------    --------------   ---------------
    Net investment income (loss)                                        93          (832,238)         (275,221)               (1)
                                                           ---------------    --------------    --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -           113,824                 -                 -
  Net realized gain (loss) from sales of investments                   (25)         (188,030)         (660,298)               (6)
                                                           ---------------    --------------    --------------   ---------------
    Net realized gain (loss)                                           (25)          (74,206)         (660,298)               (6)
  Net unrealized gain (loss)                                        (5,377)      (15,656,961)       (7,076,177)             (973)
                                                           ---------------    --------------    --------------   ---------------
    Net realized and unrealized gain (loss)                         (5,402)      (15,731,167)       (7,736,475)             (979)
                                                           ---------------    --------------    --------------   ---------------
    Net increase (decrease) in net assets from operations  $        (5,309)   $  (16,563,405)   $   (8,011,696)  $          (980)
                                                           ===============    ==============    ==============   ===============

                                                                 PIONEER                        PIONEER           SVS
                                                                 EMERGING        PIONEER      REAL ESTATE       DREMAN
                                                                 MARKETS        FUND VCT         GROWTH        FINANCIAL
                                                               VCT CLASS II     CLASS II*     VCT CLASS II   SERVICES (a)
                                                               ------------     ---------     ------------   ------------
INVESTMENT INCOME:
  Dividends                                                    $          -     $      36     $    221,515   $    162,701
                                                               ------------     ---------     ------------   ------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                    74,637             -           52,079        176,217
  Administrative expense fees                                        11,941             -            8,332         28,195
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                   86,578             -           60,411        204,412
                                                               ------------     ---------     ------------   ------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                        16             -              105             17
  Administrative expense fees                                             3             -               16              3
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       19             -              121             20
                                                               ------------     ---------     ------------   ------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         -            15                -              -
  Administrative expense fees                                             -             5                -              -
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                        -            20                -              -
                                                               ------------     ---------     ------------   ------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         -            12                -              -
  Administrative expense fees                                             -             2                -              -
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                        -            14                -              -
                                                               ------------     ---------     ------------   ------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                         8             -                9              7
  Administrative expense fees                                             2             -                1              1
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       10             -               10              8
                                                               ------------     ---------     ------------   ------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                         7             -                7             18
  Administrative expense fees                                             3             -                2              6
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       10             -                9             24
                                                               ------------     ---------     ------------   ------------
           Total expenses                                            86,617            34           60,551        204,464
                                                               ------------     ---------     ------------   ------------
    Net investment income (loss)                                    (86,617)            2          160,964        (41,763)
                                                               ------------     ---------     ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -           179                -         62,577
  Net realized gain (loss) from sales of investments               (399,844)           (3)          24,647        (47,272)
                                                               ------------     ---------     ------------   ------------
    Net realized gain (loss)                                       (399,844)          176           24,647         15,305
  Net unrealized gain (loss)                                       (135,617)         (221)         177,974       (794,557)
                                                               ------------     ---------     ------------   ------------
    Net realized and unrealized gain (loss)                        (535,461)          (45)         202,621       (779,252)
                                                               ------------     ---------     ------------   ------------
    Net increase (decrease) in net assets from operations      $   (622,078)    $     (43)    $    363,585   $   (821,015)
                                                               ============     =========     ============   ============

                                                                  SCUDDER         SCUDDER      T. ROWE PRICE
                                                                GOVERNMENT       TECHNOLOGY    INTERNATIONAL
                                                              SECURITIES (a)*    GROWTH (a)        STOCK
                                                              ---------------   ------------  --------------
INVESTMENT INCOME:
  Dividends                                                   $         4,260   $     60,073  $    2,778,004
                                                              ---------------   ------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                           -        397,371       1,560,448
  Administrative expense fees                                               -         63,579         249,672
                                                              ---------------   ------------  --------------
    Total expenses                                                          -        460,950       1,810,120
                                                              ---------------   ------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                           -            190           1,234
  Administrative expense fees                                               -             31             198
                                                              ---------------   ------------  --------------
    Total expenses                                                          -            221           1,432
                                                              ---------------   ------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          22              -               -
  Administrative expense fees                                               7              -               -
                                                              ---------------   ------------  --------------
    Total expenses                                                         29              -               -
                                                              ---------------   ------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         542              -               -
  Administrative expense fees                                             125              -               -
                                                              ---------------   ------------  --------------
    Total expenses                                                        667              -               -
                                                              ---------------   ------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                           -              8              33
  Administrative expense fees                                               -              1               5
                                                              ---------------   ------------  --------------
    Total expenses                                                          -              9              38
                                                              ---------------   ------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           -             22              53
  Administrative expense fees                                               -              8              18
                                                              ---------------   ------------  --------------
    Total expenses                                                          -             30              71
                                                              ---------------   ------------  --------------
           Total expenses                                                 696        461,210       1,811,661
                                                              ---------------   ------------  --------------
    Net investment income (loss)                                        3,564       (401,137)        966,343
                                                              ---------------   ------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                        -              -               -
  Net realized gain (loss) from sales of investments                      (74)    (2,777,093)       (367,463)
                                                              ---------------   ------------  --------------
    Net realized gain (loss)                                              (74)    (2,777,093)       (367,463)
  Net unrealized gain (loss)                                            1,142     (9,993,460)    (33,540,754)
                                                              ---------------   ------------  --------------
    Net realized and unrealized gain (loss)                             1,068    (12,770,553)    (33,908,217)
                                                              ---------------   ------------  --------------
    Net increase (decrease) in net assets from operations     $         4,632   $(13,171,690) $  (32,941,874)
                                                              ===============   ============  ==============

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AIT                               AIT
                                                                  CORE EQUITY                       EQUITY INDEX
                                                            YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                            -----------------------           -----------------------
                                                             2001              2000            2001             2000
                                                             ----              ----            ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $  (3,221,996)   $  (5,508,144)   $  (1,980,548)   $  (2,929,532)
    Net realized gain (loss)                             100,602,207       67,396,130       23,222,288       64,465,906
    Net unrealized gain (loss)                          (189,201,917)    (125,720,046)     (83,766,907)    (115,934,017)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                             (91,821,706)     (63,832,060)     (62,525,167)     (54,397,643)
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                 11,077,382       24,360,885       14,169,696       27,545,703
    Withdrawals                                          (32,559,385)     (50,384,435)     (28,368,479)     (41,402,313)
    Contract benefits                                     (3,635,559)      (4,748,552)      (4,495,278)      (4,238,388)
    Contract charges                                        (173,014)        (165,021)        (161,884)        (140,079)
    Transfers between sub-accounts (including
      fixed account), net                                (25,576,219)      21,534,830       (8,295,654)      27,130,239
    Other transfers from (to) the General Account         (3,190,019)       7,377,082         (380,649)       7,640,472
    Net increase (decrease) in investment by Sponsor           4,000             (103)           4,000             (105)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (54,052,814)      (2,025,314)     (27,528,248)      16,535,529
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (145,874,520)     (65,857,374)     (90,053,415)     (37,862,114)

NET ASSETS:
  Beginning of year                                      521,936,149      587,793,523      472,182,802      510,044,916
                                                       -------------    -------------    -------------    -------------
  End of year                                          $ 376,061,629    $ 521,936,149    $ 382,129,387    $ 472,182,802
                                                       =============    =============    =============    =============


                                                                     AIT                               AIT
                                                               GOVERNMENT BOND                    MONEY MARKET
                                                           YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                           -----------------------          -----------------------
                                                          2001                2000            2001            2000
                                                          ----                ----            ----            ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   3,162,714    $   2,712,079    $   5,645,679    $   8,886,667
    Net realized gain (loss)                                 159,893         (856,236)               -                -
    Net unrealized gain (loss)                             1,530,031        3,369,653               (0)               -
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                               4,852,638        5,225,496        5,645,679        8,886,667
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  6,093,974        4,241,214      325,012,545      403,496,864
    Withdrawals                                           (9,588,097)      (8,138,699)     (38,589,493)     (39,982,149)
    Contract benefits                                       (726,361)        (458,307)      (2,206,680)      (4,392,862)
    Contract charges                                         (19,553)         (13,686)         (47,727)         (34,218)
    Transfers between sub-accounts (including
      fixed account), net                                 31,868,969       (8,059,437)    (252,840,798)    (564,187,626)
    Other transfers from (to) the General Account            333,951       (1,156,683)      17,214,472      115,975,100
    Net increase (decrease) in investment by Sponsor           4,000             (158)           8,000              (51)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                27,966,883      (13,585,756)      48,550,319      (89,124,942)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 32,819,521       (8,360,260)      54,195,998      (80,238,275)
NET ASSETS:
  Beginning of year                                       66,658,055       75,018,315      188,816,943      269,055,218
                                                       -------------    -------------    -------------    -------------
  End of year                                          $  99,477,576    $  66,658,055    $ 243,012,941    $ 188,816,943
                                                       =============    =============    =============    =============

                                                                   AIT                              AIT
                                                                  SELECT                          SELECT
                                                            AGGRESSIVE GROWTH               CAPITAL APPRECIATION
                                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                         -----------------------           -----------------------
                                                           2001            2000              2001              2000
                                                           ----            ----              ----              ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $  (3,999,723)   $  (6,396,284)   $  (2,652,684)   $  (3,029,374)
    Net realized gain (loss)                              46,594,578       89,665,300       17,537,244       12,749,930
    Net unrealized gain (loss)                          (120,838,110)    (203,798,583)     (20,509,288)         946,640
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                             (78,243,255)    (120,529,567)      (5,624,728)      10,667,196
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  8,838,199       23,903,001        5,269,482       10,026,252
    Withdrawals                                          (20,210,875)     (39,342,356)     (11,846,238)     (17,282,819)
    Contract benefits                                       (943,739)      (1,436,659)        (918,565)        (808,737)
    Contract charges                                        (135,818)        (142,349)         (72,158)         (58,007)
    Transfers between sub-accounts (including
      fixed account), net                                (23,649,981)      63,451,334       (4,082,046)       9,225,345
    Other transfers from (to) the General Account         (2,177,844)       3,400,946          (78,688)        (391,501)
    Net increase (decrease) in investment by Sponsor           4,000               97            4,000             (145)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (38,276,058)      49,834,014      (11,724,213)         710,388
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (116,519,313)     (70,695,553)     (17,348,941)      11,377,584

NET ASSETS:
  Beginning of year                                      352,767,049      423,462,602      199,289,172      187,911,588
                                                       -------------    -------------    -------------    -------------
  End of year                                          $ 236,247,736    $ 352,767,049    $ 181,940,231    $ 199,289,172
                                                       =============    =============    =============    =============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                          AIT                             AIT
                                                                        SELECT                       SELECT GROWTH
                                                                   EMERGING MARKETS             YEAR ENDED DECEMBER 31,
                                                            YEAR ENDED       PERIOD FROM        -----------------------
                                                             12/31/01    8/1/00* TO 12/31/00     2001              2000
                                                             --------    -------------------     ----              ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                          $     (52,766)   $      (5,460)   $  (4,490,509)   $  (6,894,527)
    Net realized gain (loss)                                   (150,606)          24,096       12,770,163       64,368,939
    Net unrealized gain (loss)                                  263,092         (311,189)    (108,813,970)    (150,914,065)
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                                     59,720         (292,553)    (100,534,316)     (93,439,653)
                                                          -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       361,053           63,362        9,152,694       23,940,909
    Withdrawals                                                (272,092)          (5,495)     (22,384,866)     (36,411,098)
    Contract benefits                                           (32,197)            (586)      (1,686,728)      (2,246,820)
    Contract charges                                               (924)             (55)        (129,356)        (129,027)
    Transfers between sub-accounts (including
      fixed account), net                                     5,445,516        1,458,669      (13,428,135)      37,054,396
    Other transfers from (to) the General Account               291,991           92,700       (2,528,366)       3,859,466
    Net increase (decrease) in investment by Sponsor              4,000            2,418            4,000              (74)
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    5,797,347        1,611,013      (31,000,757)      26,067,752
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                     5,857,067        1,318,460     (131,535,073)     (67,371,901)

NET ASSETS:
  Beginning of year                                           1,318,460                -      400,523,272      467,895,173
                                                          -------------    -------------    -------------    -------------
  End of year                                             $   7,175,527    $   1,318,460    $ 268,988,199    $ 400,523,272
                                                          =============    =============    =============    =============


                                                                         AIT
                                                                        SELECT                            AIT
                                                                  GROWTH AND INCOME           SELECT INTERNATIONAL EQUITY
                                                               YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                               -----------------------          -----------------------
                                                               2001           2000            2001             2000
                                                               ----           ----            ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $  (2,474,185)   $  (2,681,201)   $     309,788    $  (2,691,264)
    Net realized gain (loss)                               (7,873,620)      63,503,004       40,900,201       11,754,407
    Net unrealized gain (loss)                            (29,870,167)    (105,479,914)    (103,275,581)     (39,048,857)
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                              (40,217,972)     (44,658,111)     (62,065,592)     (29,985,714)
                                                        -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   6,529,001       17,472,760        7,403,072       14,273,035
    Withdrawals                                           (19,953,459)     (29,601,771)     (14,046,547)     (22,300,768)
    Contract benefits                                      (2,648,524)      (3,372,554)      (1,101,289)      (1,315,610)
    Contract charges                                          (90,698)         (82,111)         (86,313)         (75,375)
    Transfers between sub-accounts (including
      fixed account), net                                 (30,179,660)      29,535,479       10,632,985       35,922,300
    Other transfers from (to) the General Account          (2,073,463)       4,263,287          210,024          595,339
    Net increase (decrease) in investment by Sponsor            4,000              (89)           4,000              (43)
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (48,412,803)      18,215,001        3,015,932       27,098,878
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (88,630,775)     (26,443,110)     (59,049,660)      (2,886,836)

NET ASSETS:
  Beginning of year                                       324,437,947      350,881,057      267,857,057      270,743,893
                                                        -------------    -------------    -------------    -------------
  End of year                                           $ 235,807,172    $ 324,437,947    $ 208,807,397    $ 267,857,057
                                                        =============    =============    =============    =============

                                                                         AIT
                                                                        SELECT
                                                               INVESTMENT GRADE INCOME
                                                               YEAR ENDED DECEMBER 31,
                                                               -----------------------
                                                               2001           2000
                                                               ----           ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $   8,073,957    $   8,013,304
    Net realized gain (loss)                                  110,865       (1,199,532)
    Net unrealized gain (loss)                              2,754,900        6,474,867
                                                        -------------    -------------
    Net increase (decrease) in net
      assets from operations                               10,939,722       13,288,639
                                                        -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   7,720,940        6,056,068
    Withdrawals                                           (16,045,351)     (15,513,675)
    Contract benefits                                      (1,086,619)      (1,164,608)
    Contract charges                                          (49,627)         (38,608)
    Transfers between sub-accounts (including
      fixed account), net                                  38,854,304      (11,256,349)
    Other transfers from (to) the General Account             711,522       (2,195,698)
    Net increase (decrease) in investment by Sponsor            4,000              (84)
                                                        -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 30,109,169      (24,112,954)
                                                        -------------    -------------
    Net increase (decrease) in net assets                  41,048,891      (10,824,315)

NET ASSETS:
  Beginning of year                                       158,906,319      169,730,634
                                                        -------------    -------------
  End of year                                           $ 199,955,210    $ 158,906,319
                                                        =============    =============


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                      AIT                       AIT
                                                                     SELECT                    SELECT
                                                                STRATEGIC GROWTH           STRATEGIC INCOME
                                                         YEAR ENDED       PERIOD FROM        PERIOD FROM
                                                          12/31/01    8/1/00* TO 12/31/00 5/1/01* TO 12/31/01
                                                       --------------    --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (34,323)   $       (5,573)   $      150,129
    Net realized gain (loss)                                 (388,244)           50,706           277,706
    Net unrealized gain (loss)                               (250,912)         (587,087)         (389,862)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                                 (673,479)         (541,954)           37,973
                                                       --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     251,065           165,423         1,104,856
    Withdrawals                                               (88,287)           (6,994)         (177,908)
    Contract benefits                                          (9,625)          (25,348)             (401)
    Contract charges                                             (688)              (51)             (752)
    Transfers between sub-accounts (including
      fixed account), net                                   2,366,254         2,167,438        14,964,090
    Other transfers from (to) the General Account             107,076           147,833         1,080,664
    Net increase (decrease) in investment by Sponsor            4,000             2,478             5,973
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,629,795         2,450,779        16,976,522
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                   1,956,316         1,908,825        17,014,495

NET ASSETS:
  Beginning of year                                         1,908,825              --                --
                                                       --------------    --------------    --------------
  End of year                                          $    3,865,141    $    1,908,825    $   17,014,495
                                                       ==============    ==============    ==============

                                                                    AIT
                                                                   SELECT
                                                              VALUE OPPORTUNITY                           AIM V.I.
                                                            YEAR ENDED DECEMBER 31,                AGGRESSIVE GROWTH
                                                       ----------------------------------      YEAR ENDED        PERIOD FROM
                                                            2001               2000             12/31/01     8/1/00* TO 12/31/00
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    (1,663,711)   $    (2,223,010)   $      (576,913)   $       (94,330)
    Net realized gain (loss)                                27,447,968          9,183,161           (404,226)              --
    Net unrealized gain (loss)                              (5,391,331)        44,078,239        (10,592,916)        (3,472,906)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                                20,392,926         51,038,390        (11,574,055)        (3,567,236)
                                                       ---------------    ---------------    ---------------    ---------------

  FROM CAPITAL TRANSACTIONS:                                 5,633,232          8,062,042          3,208,694          1,922,027
    Net purchase payments                                  (13,367,491)       (17,750,604)        (1,600,123)          (240,104)
    Withdrawals                                               (908,701)          (936,977)          (208,192)           (57,981)
    Contract benefits                                          (77,463)           (57,670)           (10,191)              (937)
    Contract charges
    Transfers between sub-accounts (including
      fixed account), net                                  (11,629,477)       (27,442,362)        27,079,768         32,353,312
    Other transfers from (to) the General Account           (1,387,308)        (2,697,990)         1,088,518            530,834
    Net increase (decrease) in investment by Sponsor               912              2,000              6,000                125
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (21,736,296)       (40,821,561)        29,564,474         34,507,276
                                                       ---------------    ---------------    ---------------    ---------------
                                                            (1,343,370)        10,216,829         17,990,419         30,940,040
    Net increase (decrease) in net assets

NET ASSETS:
  Beginning of year                                        205,597,481        195,380,652         30,940,040               --
                                                       ---------------    ---------------    ---------------    ---------------
  End of year                                          $   204,254,111    $   205,597,481    $    48,930,459    $    30,940,040
                                                       ===============    ===============    ===============    ===============


                                                        AIM V.I.
                                                        BLUE CHIP                 AIM V.I. VALUE
                                                       PERIOD FROM         YEAR ENDED      PERIOD FROM
                                                    5/1/01* TO 12/31/01     12/31/01    8/1/00* TO 12/31/00
                                                       --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (10,125)   $     (511,195)   $      (58,572)
    Net realized gain (loss)                                   (7,159)         (242,256)        1,253,073
    Net unrealized gain (loss)                                 (1,934)       (5,505,348)       (3,672,217)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                                  (19,218)       (6,258,799)       (2,477,716)
                                                       --------------    --------------    --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     281,177         3,080,176         1,705,188
    Withdrawals                                               (41,975)       (1,594,892)         (237,393)
    Contract benefits                                         (22,134)         (215,723)         (129,876)
    Contract charges                                             (101)           (8,953)             (953)
    Transfers between sub-accounts (including
      fixed account), net                                   2,104,426        14,308,131        31,487,056
    Other transfers from (to) the General Account             101,012           939,915           708,342
    Net increase (decrease) in investment by Sponsor           10,201             6,000               207
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,432,606        16,514,654        33,532,571
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                   2,413,388        10,255,855        31,054,855

NET ASSETS:
  Beginning of year                                              --          31,054,855              --
                                                       --------------    --------------    --------------
  End of year                                          $    2,413,388    $   41,310,710    $   31,054,855
                                                       ==============    ==============    ==============


* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                       ALLIANCE
                                                          ALLIANCE                      GROWTH
                                                       GROWTH CLASS B              AND INCOME CLASS B
                                                        PERIOD FROM          YEAR ENDED        PERIOD FROM
                                                    1/12/01* TO 12/31/01      12/31/01     8/1/00* TO 12/31/00
                                                       ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $           (16)   $      (677,728)   $       (77,396)
    Net realized gain (loss)                                       468          2,783,176               --
    Net unrealized gain (loss)                                  (1,525)        (4,023,814)           802,015
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                                    (1,073)        (1,918,366)           724,619
                                                       ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                         --            6,398,627          1,673,361
    Withdrawals                                                   --           (2,863,199)          (193,028)
    Contract benefits                                             --             (405,267)           (46,094)
    Contract charges                                              --              (14,039)              (686)
    Transfers between sub-accounts (including
      fixed account), net                                         --           79,548,338         24,572,310
    Other transfers from (to) the General Account                 --            4,227,664            922,317
    Net increase (decrease) in investment by Sponsor             4,000              4,139                (59)
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                       4,000         86,896,263         26,928,121
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        2,927         84,977,897         27,652,740

NET ASSETS:
  Beginning of year                                               --           27,652,740               --
                                                       ---------------    ---------------    ---------------
  End of year                                          $         2,927    $   112,630,637    $    27,652,740
                                                       ===============    ===============    ===============

                                                                                                         DGPF
                                                                 ALLIANCE PREMIER                GROWTH OPPORTUNITIES
                                                                  GROWTH CLASS B                      SERVICE CLASS
                                                         YEAR ENDED       PERIOD FROM        YEAR ENDED       PERIOD FROM
                                                          12/31/01    8/1/00* TO 12/31/00     12/31/01    8/1/00* TO 12/31/00
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (712,019)   $     (115,344)   $     (260,312)   $      (41,078)
    Net realized gain (loss)                                2,184,566              --           2,133,749               179
    Net unrealized gain (loss)                            (11,133,863)       (4,859,315)       (5,527,303)       (2,394,897)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                               (9,661,316)       (4,974,659)       (3,653,866)       (2,435,796)
                                                       --------------    --------------    --------------    --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   4,101,111         2,381,508         1,099,823           751,151
    Withdrawals                                            (1,916,162)         (242,304)         (553,590)         (142,497)
    Contract benefits                                        (416,331)             (836)          (60,628)          (93,795)
    Contract charges                                          (10,745)             (977)           (5,210)             (454)
    Transfers between sub-accounts (including
      fixed account), net                                  31,594,472        35,517,443         4,141,061        19,263,918
    Other transfers from (to) the General Account           1,636,110         1,119,592           146,510           197,421
    Net increase (decrease) in investment by Sponsor            6,000               260             6,000               117
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                 34,994,455        38,774,686         4,773,966        19,975,861
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                  25,333,139        33,800,027         1,120,100        17,540,065

NET ASSETS:
  Beginning of year                                        33,800,027              --          17,540,065              --
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   59,133,166    $   33,800,027    $   18,660,165    $   17,540,065
                                                       ==============    ==============    ==============    ==============


                                                                       DGPF                        DGPF
                                                              INTERNATIONAL EQUITY             SELECT GROWTH
                                                             YEAR ENDED DECEMBER 31,           SERVICE CLASS
                                                       ----------------------------------       PERIOD FROM
                                                            2001                2000       1/12/01* TO 12/31/01
                                                       ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     1,123,373    $     1,039,772    $           (31)
    Net realized gain (loss)                                 9,653,188          5,740,394               --
    Net unrealized gain (loss)                             (24,840,764)        (8,385,159)              (197)
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (14,064,203)        (1,604,993)              (228)
                                                       ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                    2,033,517          3,715,083              7,753
    Withdrawals                                             (7,395,024)       (10,205,671)              --
    Contract benefits                                         (540,557)          (595,221)              --
    Contract charges                                           (33,799)           (31,343)              --
    Transfers between sub-accounts (including
      fixed account), net                                  (15,344,665)           221,451               (310)
    Other transfers from (to) the General Account             (277,407)        (4,854,207)              --
    Net increase (decrease) in investment by Sponsor             2,032              2,000              4,000
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (21,555,903)       (11,747,908)            11,443
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                  (35,620,106)       (13,352,901)            11,215

NET ASSETS:
  Beginning of year                                        112,166,827        125,519,728               --
                                                       ---------------    ---------------    ---------------
  End of year                                          $    76,546,721    $   112,166,827    $        11,215
                                                       ===============    ===============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                         DEUTSCHE            DEUTSCHE             DEUTSCHE         EATON VANCE VT
                                                 VIT EAFE EQUITY INDEX VIT EQUITY 500 INDEX VIT SMALL CAP INDEX FLOATING RATE-INCOME
                                                        PERIOD FROM         PERIOD FROM          PERIOD FROM         PERIOD FROM
                                                  1/12/01* TO 12/31/01 1/12/01* TO 12/31/01 1/12/01* TO 12/31/01 5/1/01* TO 12/31/01
                                                       --------------      --------------       --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $         (387)     $          213       $           23       $       (1,942)
    Net realized gain (loss)                                      (36)                223                2,595                 --
    Net unrealized gain (loss)                                 (8,985)             (5,568)                 875                 --
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net
      assets from operations                                   (9,408)             (5,132)               3,493               (1,942)
                                                       --------------      --------------       --------------       --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                      67,698             119,890               47,717              792,965
    Withdrawals                                                  --                  --                   --                (94,899)
    Contract benefits                                            --                  --                   --                   (747)
    Contract charges                                             --                  --                   --                   (340)
    Transfers between sub-accounts (including
      fixed account), net                                         248                --                   (576)           4,065,789
    Other transfers from (to) the General Account                --                  --                   --                373,650
    Net increase (decrease) in investment by Sponsor            4,000               2,038                4,000                5,995
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net assets from
     contract transactions                                     71,946             121,928               51,141            5,142,413
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net assets                      62,538             116,796               54,634            5,140,471

NET ASSETS:
  Beginning of year                                              --                  --                   --                   --
                                                       --------------      --------------       --------------       --------------
  End of year                                          $       62,538      $      116,796       $       54,634       $    5,140,471
                                                       ==============      ==============       ==============       ==============

                                                          FIDELITY VIP EQUITY-INCOME                FIDELITY VIP GROWTH
                                                             YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                       ----------------------------------    ----------------------------------
                                                             2001               2000              2001                 2000
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     1,527,875    $     1,834,394    $    (7,837,092)   $   (11,046,105)
    Net realized gain (loss)                                31,830,042         63,470,984         48,006,749        101,924,925
    Net unrealized gain (loss)                             (69,029,237)       (27,545,240)      (170,548,125)      (190,332,818)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (35,671,320)        37,760,138       (130,378,468)       (99,453,998)
                                                       ---------------    ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   14,315,151         20,120,391         16,610,781         38,369,095
    Withdrawals                                            (40,835,171)       (54,401,593)       (43,890,457)       (72,650,310)
    Contract benefits                                       (3,461,046)        (3,363,126)        (3,163,128)        (3,456,677)
    Contract charges                                          (209,547)          (178,707)          (262,320)          (250,276)
    Transfers between sub-accounts (including
      fixed account), net                                   17,812,439        (51,983,840)       (34,469,465)        57,441,987
    Other transfers from (to) the General Account           (2,325,022)        (1,956,075)        (5,041,752)         6,291,614
    Net increase (decrease) in investment by Sponsor             4,000               (135)             4,000               (113)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (14,699,196)       (91,763,085)       (70,212,341)        25,745,320
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                  (50,370,516)       (54,002,947)      (200,590,809)       (73,708,678)

NET ASSETS:
  Beginning of year                                        559,355,707        613,358,654        704,731,063        778,439,741
                                                       ---------------    ---------------    ---------------    ---------------
  End of year                                          $   508,985,191    $   559,355,707    $   504,140,254    $   704,731,063
                                                       ===============    ===============    ===============    ===============


                                                           FIDELITY VIP HIGH INCOME
                                                            YEAR ENDED DECEMBER 31,
                                                       ----------------------------------
                                                            2001               2000
                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    16,606,059    $    11,705,773
    Net realized gain (loss)                               (16,695,413)        (5,013,761)
    Net unrealized gain (loss)                             (17,199,734)       (55,769,026)
                                                       ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (17,289,088)       (49,077,014)
                                                       ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                    4,375,630          8,270,232
    Withdrawals                                            (11,698,888)       (18,155,748)
    Contract benefits                                         (773,145)        (1,468,513)
    Contract charges                                           (49,876)           (51,034)
    Transfers between sub-accounts (including
      fixed account), net                                  (15,166,154)        (2,596,670)
    Other transfers from (to) the General Account           (1,286,126)        (3,365,040)
    Net increase (decrease) in investment by Sponsor             4,000                436
                                                       ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (24,594,559)       (17,366,337)
                                                       ---------------    ---------------
    Net increase (decrease) in net assets                  (41,883,647)       (66,443,351)

NET ASSETS:
  Beginning of year                                        156,203,339        222,646,690
                                                       ---------------    ---------------
  End of year                                          $   114,319,692    $   156,203,339
                                                       ===============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                             FIDELITY VIP OVERSEAS           FIDELITY VIP II ASSET MANAGER
                                                             YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                        -------------------------------     ------------------------------
                                                            2001              2000             2001             2000
                                                        -------------     -------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                          $ 5,084,989        $ (189,585)     $ 3,352,096       $ 2,664,682
    Net realized gain (loss)                                5,842,977        14,550,635       (1,136,830)       11,835,205
    Net unrealized gain (loss)                            (42,742,842)      (49,972,600)      (9,049,827)      (21,917,210)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets
      from operations                                     (31,814,876)      (35,611,550)      (6,834,561)       (7,417,323)
                                                        -------------     -------------     ------------     -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   3,961,581         8,905,262        3,109,775         7,433,017
    Withdrawals                                            (9,376,336)      (13,554,025)      (7,917,160)      (15,487,489)
    Contract benefits                                        (569,495)         (549,205)      (1,089,726)         (868,674)
    Contract charges                                          (55,362)          (50,630)         (36,613)          (33,853)
    Transfers between sub-accounts (including
      fixed account), net                                  (9,124,952)       33,770,342      (14,773,365)       (6,538,479)
    Other transfers from (to) the General Account            (744,136)        4,916,078       (1,685,354)       (1,534,093)
    Net increase (decrease) in investment by Sponsor            4,000               249            4,000               (73)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets
      from contract transactions                          (15,904,700)       33,438,071      (22,388,443)      (17,029,644)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets                 (47,719,576)       (2,173,479)     (29,223,004)      (24,446,967)

NET ASSETS:
  Beginning of year                                       147,836,533       150,010,012      123,757,782       148,204,749
                                                        -------------     -------------     ------------     -------------
  End of year                                           $ 100,116,957     $ 147,836,533     $ 94,534,778     $ 123,757,782
                                                        =============     =============     ============     =============

                                                      FIDELITY VIP II       FIDELITY VIP III            FIDELITY VIP III
                                                        CONTRAFUND         GROWTH & INCOME            GROWTH OPPORTUNITIES
                                                      SERVICE CLASS 2       SERVICE CLASS 2               SERVICE CLASS 2
                                                         PERIOD FROM           PERIOD FROM          YEAR ENDED       PERIOD FROM
                                                     5/1/01* to 12/31/01  1/12/01* to 12/31/01     12/31/01      8/1/00* to 12/31/00
                                                     -------------------  --------------------    -----------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $        (20,326)        $          12       $ (64,855)            $ (12,269)
    Net realized gain (loss)                                     (1,858)                  161        (211,528)               (4,075)
    Net unrealized gain (loss)                                  124,699                    63        (588,289)             (359,089)
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets
      from operations                                           102,515                   236        (864,672)             (375,433)
                                                       ----------------         -------------     -----------           -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       434,772                11,630         644,728               476,423
    Withdrawals                                                 (36,010)                    -        (284,589)              (24,070)
    Contract benefits                                              (141)                    -         (20,511)                    -
    Contract charges                                               (200)                    -          (1,564)                  (65)
    Transfers between sub-accounts (including
      fixed account), net                                     5,069,104                    80       2,641,908             3,960,892
    Other transfers from (to) the General Account               153,677                     -         211,639               119,759
    Net increase (decrease) in investment by Sponsor             10,070                 4,000           6,000                   167
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets
      from contract transactions                              5,631,272                15,710       3,197,611             4,533,106
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets                     5,733,787                15,946       2,332,939             4,157,673

NET ASSETS:
  Beginning of year                                                   -                     -       4,157,673                     -
                                                       ----------------         -------------     -----------           -----------
  End of year                                          $      5,733,787         $      15,946     $ 6,490,612           $ 4,157,673
                                                       ================         =============     ===========           ===========


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                      FIDELITY VIP III
                                                           MIDCAP             FDP FIRST TRUST             FDP
                                                      SERVICE CLASS 2      10 UNCOMMON VALUES**   NASDAQ TARGET 15**
                                                        PERIOD FROM             PERIOD FROM           PERIOD FROM
                                                    1/12/01* TO 12/31/01   1/12/01* TO 11/14/01  1/12/01* TO 11/14/01
                                                    -------------------- ----------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                   $ (28)                $ (448)               $ (511)
    Net realized gain (loss)                                           -                (39,424)              (27,425)
    Net unrealized gain (loss)                                       215                      -                     -
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets
      from operations                                                187                (39,872)              (27,936)
                                                    --------------------      -----------------       ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                              -                100,000               100,000
    Withdrawals                                                        -                (61,679)              (73,091)
    Contract benefits                                                  -                      -                     -
    Contract charges                                                   -                      -                     -
    Transfers between sub-accounts (including
      fixed account), net                                              -                      -                     -
    Other transfers from (to) the General Account                      -                      -                     -
    Net increase (decrease) in investment by Sponsor               4,000                  1,551                 1,027
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets from
      contract transactions                                        4,000                 39,872                27,936
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets                          4,187                      -                     -

NET ASSETS:
  Beginning of year                                                    -                      -                     -
                                                    --------------------      -----------------       ---------------
  End of year                                                    $ 4,187                    $ -                   $ -
                                                    ====================      =================       ===============

                                                                                        FDSF FIRST             FDSF FIRST
                                                            FDSF FIRST                  TRUST LIFE               TRUST
                                                    TRUST FINANCIAL SERVICES**          SCIENCES**            TECHNOLOGY**
                                                           PERIOD FROM                  PERIOD FROM           PERIOD FROM
                                                       1/12/01* TO 11/14/01     1/12/01* TO 11/14/01  1/12/01* TO 11/14/01
                                                    -----------------------     --------------------  --------------------
                                                    C>
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                    $ (23)                   $ (23)                 $ (14)
    Net realized gain (loss)                                         (506)                    (204)                (2,106)
    Net unrealized gain (loss)                                          -                        -                      -
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets
      from operations                                                (529)                    (227)                (2,120)
                                                      -------------------              -----------             ----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                               -                        -                      -
    Withdrawals                                                         -                        -                      -
    Contract benefits                                                   -                        -                      -
    Contract charges                                                    -                        -                      -
    Transfers between sub-accounts (including
      fixed account), net                                               -                        -                      -
    Other transfers from (to) the General Account                       -                        -                      -
    Net increase (decrease) in investment by Sponsor                  529                      227                  2,120
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets from
      contract transactions                                           529                      227                  2,120
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets                               -                        -                      -

NET ASSETS:
  Beginning of year                                                     -                        -                      -
                                                      -------------------              -----------             ----------
  End of year                                                         $ -                      $ -                    $ -
                                                      ===================              ===========             ==========

                                                                 FT VIP
                                                             FRANKLIN NATURAL
                                                           RESOURCES SECURITIES
                                                                 CLASS 2
                                                     YEAR ENDED         PERIOD FROM
                                                      12/31/01       8/1/00* TO 12/31/00
                                                    -------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $ (26,400)          $ (4,444)
    Net realized gain (loss)                            (187,793)             2,186
    Net unrealized gain (loss)                          (959,002)           179,336
                                                     -----------      -------------
    Net increase (decrease) in net assets
      from operations                                 (1,173,195)           177,078
                                                     -----------      -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                280,491             66,599
    Withdrawals                                         (138,608)            (6,602)
    Contract benefits                                    (29,089)           (23,362)
    Contract charges                                      (1,191)               (41)
    Transfers between sub-accounts (including
      fixed account), net                              4,455,272          1,519,986
    Other transfers from (to) the General Account        179,451             52,521
    Net increase (decrease) in investment by Sponsor       6,000               (136)
                                                     -----------      -------------
    Net increase (decrease) in net assets from
      contract transactions                            4,752,326          1,608,965
                                                     -----------      -------------
    Net increase (decrease) in net assets              3,579,131          1,786,043

NET ASSETS:
  Beginning of year                                    1,786,043                  -
                                                     -----------      -------------
  End of year                                        $ 5,365,174        $ 1,786,043
                                                     ===========      =============


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                    FT VIP                                  FT VIP
                                                              FRANKLIN SMALL CAP                        MUTUAL SHARES
                                                                    CLASS 2                           SECURITIES CLASS 2
                                                         YEAR ENDED           PERIOD FROM              PERIOD FROM
                                                          12/31/01         8/1/00* TO 12/31/00     1/12/01* TO 12/31/01
                                                        ----------         -------------------     ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $ (407,275)             $ (103,108)                     $ 47
    Net realized gain (loss)                               (1,238,931)                      -                       258
    Net unrealized gain (loss)                             (5,001,835)             (4,583,730)                     (141)
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets
      from operations                                      (6,648,041)             (4,686,838)                      164
                                                          -----------            ------------               -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   2,610,484               1,623,148                         -
    Withdrawals                                            (1,335,051)               (265,933)                        -
    Contract benefits                                        (142,925)                (80,785)                        -
    Contract charges                                          (10,895)                 (1,123)                        -
    Transfers between sub-accounts (including
      fixed account), net                                  13,466,217              36,397,185                         -
    Other transfers from (to) the General Account           1,083,821                 700,349                         -
    Net increase (decrease) in investment by Sponsor            6,000                     235                     4,000
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets from
      contract transactions                                15,677,651              38,373,076                     4,000
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets                   9,029,610              33,686,238                     4,164

NET ASSETS:
  Beginning of year                                        33,686,238                       -                         -
                                                          -----------            ------------               -----------
  End of year                                            $ 42,715,848            $ 33,686,238                   $ 4,164
                                                          ===========            ============               ===========

                                                          FT VIP TEMPLETON
                                                         DEVELOPING MARKETS           INVESCO                INVESCO
                                                         SECURITIES CLASS 2        VIF DYNAMICS         VIF EQUITY INCOME
                                                            PERIOD FROM             PERIOD FROM            PERIOD FROM
                                                        1/12/01* to 12/31/01    1/12/01* to 12/31/01   1/12/01* to 12/31/01
                                                       ---------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $ 5                 $ (30)                 $ 139
    Net realized gain (loss)                                               (4)                    3                     54
    Net unrealized gain (loss)                                           (549)                 (222)                    98
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets
      from operations                                                    (548)                 (249)                   291
                                                            -----------------       ---------------         --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   -                 7,753                 11,630
    Withdrawals                                                             -                     -                      -
    Contract benefits                                                       -                     -                      -
    Contract charges                                                        -                     -                      -
    Transfers between sub-accounts (including
      fixed account), net                                                   -                  (522)                     -
    Other transfers from (to) the General Account                           -                     -                      -
    Net increase (decrease) in investment by Sponsor                    4,000                 4,000                  4,000
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets from
      contract transactions                                             4,000                11,231                 15,630
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets                               3,452                10,982                 15,921

NET ASSETS:
  Beginning of year                                                         -                     -                      -
                                                            -----------------       ---------------         --------------
  End of year                                                         $ 3,452              $ 10,982               $ 15,921
                                                            =================       ===============         ==============

                                                                                              JANUS ASPEN            JANUS ASPEN
                                                                   INVESCO                    AGGRESSIVE        CAPITAL APPRECIATION
                                                             VIF HEALTH SCIENCES         GROWTH SERVICE SHARES     SERVICE SHARES
                                                      YEAR ENDED       PERIOD FROM           PERIOD FROM           PERIOD FROM
                                                       12/31/01     8/1/00* to 12/31/00  1/12/01* to 12/31/01   1/12/01* to 12/31/01
                                                     -----------   --------------------  --------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $ (279,842)          $ (57,448)                $ (19)              $ 93
    Net realized gain (loss)                              (261,616)             15,112                    (9)               (25)
    Net unrealized gain (loss)                          (2,201,294)            531,319                (1,651)            (5,377)
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets
      from operations                                   (2,742,752)            488,983                (1,679)            (5,309)
                                                      ------------       -------------        --------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                1,887,266             912,704                     -             39,963
    Withdrawals                                         (1,092,898)           (158,048)                    -                  -
    Contract benefits                                     (151,816)            (66,946)                    -                  -
    Contract charges                                        (7,027)               (541)                    -                  -
    Transfers between sub-accounts (including
      fixed account), net                               11,122,659          17,796,399                     -                  -
    Other transfers from (to) the General Account          421,861             647,634                     -                  -
    Net increase (decrease) in investment by Sponsor         6,000                (179)                4,000              4,000
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets from
      contract transactions                             12,186,045          19,131,023                 4,000             43,963
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets                9,443,293          19,620,006                 2,321             38,654

NET ASSETS:
  Beginning of year                                     19,620,006                   -                     -                  -
                                                      ------------       -------------        --------------    ---------------
  End of year                                         $ 29,063,299        $ 19,620,006               $ 2,321           $ 38,654
                                                      ============       =============        ==============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                         JANUS ASPEN
                                                              JANUS ASPEN GROWTH                     GROWTH AND INCOME
                                                                SERVICE SHARES                        SERVICE SHARES
                                                       YEAR ENDED         PERIOD FROM         YEAR ENDED        PERIOD FROM
                                                        12/31/01       8/1/00* TO 12/31/00     12/31/01      8/1/00* TO 12/31/00
                                                      -----------     --------------------   -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                         $ (832,238)           $ (132,760)      $ (275,221)           $ (51,606)
    Net realized gain (loss)                                (74,206)                    -         (660,298)                   -
    Net unrealized gain (loss)                          (15,656,961)           (5,955,012)      (7,076,177)          (3,020,095)
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets
      from operations                                   (16,563,405)           (6,087,772)      (8,011,696)          (3,071,701)
                                                        -----------          ------------     ------------         ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                 5,073,640             3,048,491        3,778,843            1,400,261
    Withdrawals                                          (2,292,495)             (291,831)      (2,332,826)            (255,366)
    Contract benefits                                      (350,705)              (58,178)        (304,799)             (63,244)
    Contract charges                                        (14,480)               (1,191)         (12,258)              (1,069)
    Transfers between sub-accounts (including
      fixed account), net                                42,395,669            41,285,853       21,292,013           36,997,375
    Other transfers from (to) the General Account         2,322,827             1,397,339        1,286,557            1,204,803
    Net increase (decrease) in investment by Sponsor          6,000                   151            6,000                  117
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets from
      contract transactions                              47,140,456            45,380,634       23,713,530           39,282,877
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets                30,577,051            39,292,862       15,701,834           36,211,176

NET ASSETS:
  Beginning of year                                      39,292,862                     -       36,211,176                    -
                                                        -----------          ------------     ------------         ------------
  End of year                                          $ 69,869,913          $ 39,292,862     $ 51,913,010         $ 36,211,176
                                                        ===========          ============     ============         ============

                                                           JANUS ASPEN                  PIONEER
                                                      INTERNATIONAL GROWTH         EMERGING MARKETS              PIONEER FUND VCT
                                                         SERVICE SHARES              VCT CLASS II                    CLASS II
                                                           PERIOD FROM         YEAR ENDED     PERIOD FROM           PERIOD FROM
                                                      1/12/01* TO 12/31/01      12/31/01   8/1/00* TO 12/31/00  1/12/01* TO 12/31/01
                                                     ---------------------    ----------   -------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                    $ (1)    $ (86,617)         $ (15,262)                   $ 2
    Net realized gain (loss)                                          (6)     (399,844)                11                    176
    Net unrealized gain (loss)                                      (973)     (135,617)          (631,324)                  (221)
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets
      from operations                                               (980)     (622,078)          (646,575)                   (43)
                                                            ------------    ----------       ------------           ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                              -       458,801            347,144                  7,753
    Withdrawals                                                        -      (197,342)           (23,142)                     -
    Contract benefits                                                  -       (10,179)                 -                      -
    Contract charges                                                   -        (1,377)              (130)                     -
    Transfers between sub-accounts (including
      fixed account), net
                                                                       -     1,479,377          5,036,767                     16
    Other transfers from (to) the General Account                      -       149,578             82,598                      -
    Net increase (decrease) in investment by Sponsor               4,000         6,000                427                  4,000
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets from
      contract transactions                                        4,000     1,884,858          5,443,664                 11,769
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets                          3,020     1,262,780          4,797,089                 11,726

NET ASSETS:
  Beginning of year                                                    -     4,797,089                  -                      -
                                                            ------------    ----------       ------------           ------------
  End of year                                                    $ 3,020    $6,059,869        $ 4,797,089               $ 11,726
                                                            ============    ==========       ============           ============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                   PIONEER                                 SVS
                                                             REAL ESTATE GROWTH                          DREMAN
                                                                VCT CLASS II                     FINANCIAL SERVICES (a)
                                                      YEAR ENDED         PERIOD FROM        YEAR ENDED         PERIOD FROM
                                                       12/31/01      8/1/00* TO 12/31/00     12/31/01      8/1/00* TO 12/31/00
                                                     ------------    -------------------     ----------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                         $ 160,964              $ 18,640       $ (41,763)            $ (30,085)
    Net realized gain (loss)                                24,647               (13,520)         15,305                 1,008
    Net unrealized gain (loss)                             177,974                77,377        (794,557)            1,012,268
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets
      from operations                                      363,585                82,497        (821,015)              983,191
                                                       -----------       ---------------       ---------         -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  372,756               115,941         749,214               407,144
    Withdrawals                                           (170,515)              (47,268)       (447,882)              (85,007)
    Contract benefits                                         (245)                    -         (53,467)               (3,891)
    Contract charges                                        (1,301)                  (54)         (3,510)                 (302)
    Transfers between sub-accounts (including
      fixed account), net                                4,136,274             1,349,657       5,157,804             8,162,575
    Other transfers from (to) the General Account          375,174                14,600         200,254               417,472
    Net increase (decrease) in investment by Sponsor         6,000                    33           6,000                  (331)
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets from
      contract transactions                              4,718,143             1,432,909       5,608,413             8,897,660
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets                5,081,728             1,515,406       4,787,398             9,880,851

NET ASSETS:
  Beginning of year                                      1,515,406                     -       9,880,851                     -
                                                       -----------       ---------------       ---------         -------------
  End of year                                           $6,597,134           $ 1,515,406    $ 14,668,249           $ 9,880,851
                                                       ===========       ===============       =========         =============


                                                        SCUDDER                                                 T. ROWE PRICE
                                                       GOVERNMENT                 SCUDDER                    INTERNATIONAL STOCK
                                                     SECURITIES (a)        TECHNOLOGY GROWTH (a)          YEAR ENDED DECEMBER 31,
                                                      PERIOD FROM       YEAR ENDED      PERIOD FROM       ------------------------
                                                  1/12/01* TO 12/31/01   12/31/01    8/1/00* TO 12/31/00   2001            2000
                                                  -------------------- ------------ --------------------  --------     -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $ 3,564       $ (401,137)    $ (104,020)       $ 966,343   $ (1,086,991)
    Net realized gain (loss)                                    (74)      (2,777,093)             -         (367,463)     5,584,535
    Net unrealized gain (loss)                                1,142       (9,993,460)    (9,604,851)     (33,540,754)   (30,669,237)
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets
      from operations                                         4,632      (13,171,690)    (9,708,871)     (32,941,874)   (26,171,693)
                                                      -------------     ------------   ------------     ------------   ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   115,415        2,176,719      1,760,073        4,981,412      6,206,893
    Withdrawals                                                   -       (1,304,795)      (295,127)      (7,216,713)    (9,777,254)
    Contract benefits                                             -         (172,582)       (85,971)        (800,425)      (599,921)
    Contract charges                                              -           (9,514)        (1,337)         (35,866)       (27,597)
    Transfers between sub-accounts (including
      fixed account), net                                     1,065       11,702,469     35,780,557       51,155,365     21,832,542
    Other transfers from (to) the General Account                 -        1,857,607      1,310,419        1,696,025     (1,034,406)
    Net increase (decrease) in investment by
      Sponsor                                                 1,963            6,000            371            4,000            262
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets from
      contract transactions                                 118,443       14,255,904     38,468,985       49,783,798     16,600,519
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets                   123,075        1,084,214     28,760,114       16,841,924     (9,571,174)

NET ASSETS:
  Beginning of year                                               -       28,760,114              -      115,210,581    124,781,755
                                                      -------------     ------------   ------------     ------------   ------------
  End of year                                             $ 123,075  $    29,844,328   $ 28,760,114    $ 132,052,505  $ 115,210,581
                                                      =============     ============   ============     ============   ============



* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS

NOTE 1 -  ORGANIZATION

     Separate Account VA-K ("The Separate Account"), which funds the Allmerica Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion, Delaware Medallion II, and Delaware Medallion III contracts is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers fifty-five Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                          INVESTMENT MANAGER
-----------------------------------------------------------------   --------------------------------------------------
AIM Variable Insurance Funds                                        A I M Advisors, Inc.
("AIM V.I.")
Alliance Variable Products Series Fund, Inc.(Class B)               Alliance Capital Management, L.P.
("Alliance B")
Allmerica Investment Trust                                          Allmerica Financial Investment Management Services, Inc
("AIT")                                                             ("AFIMS")
Delaware Group Premium Fund                                         Delaware International Advisors Ltd.
("DGPF")
Delaware Group Premium Fund (Service Class)                         Delaware Management Company
("DGPF SC')
Deutsche Asset Management VIT Funds                                 Deutsche Asset Management
("Deutsche VIT")
Eaton Vance Variable Trust                                          Eaton Vance Management
("Eaton Vance VT")
Fidelity Variable Insurance Products Fund                           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II                        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Fidelity Variable Insurance Products Fund II                        Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III                       Fidelity Management & Research Company ("FMR")
(Service Class 2) ('Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products Trust (Class 2)      Franklin Mutual Advisors, LLC
("FT VIP")
INVESCO Variable Investment Funds, Inc.                             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                                 Janus Capital
("Janus Aspen")
Pioneer Variable Contracts Trust (Class II)                         Pioneer Investment Management, Inc.
("Pioneer II")
Scudder Variable Series II                                          Zurich Scudder Investments, Inc.
("Scudder II")
T Rowe Price International Series, Inc.                             T Rowe Price International
("T Rowe Price")


     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

     On January 12, 2001, the Separate Account offered five funds invested in portfolios of First Defined Portfolios LLC and First Defined Sector Fund, both managed by First Trust Advisors L.P.. These funds were closed on November 14, 2001.

     Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 -  INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                         PORTFOLIO INFORMATION
                                                          ---------------------------------------------------
                                                                                                 NET ASSET
                                                             NUMBER OF         AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                          SHARES             COST            PER SHARE
-------------------------------------------------------   ---------------   ---------------   ---------------
AIT Core Equity                                               230,278,555   $   520,800,995   $         1.633
AIT Equity Index                                              140,752,704       395,599,498             2.715
AIT Government Bond                                            92,361,706        98,001,290             1.077
AIT Money Market                                              243,028,282       243,028,282             1.000
AIT Select Aggressive Growth                                  188,846,584       372,177,338             1.251
AIT Select Capital Appreciation                                93,782,388       152,994,119             1.940
AIT Select Emerging Markets                                    10,005,730         7,222,205             0.717
AIT Select Growth                                             170,678,873       328,003,546             1.576
AIT Select Growth and Income                                  188,247,115       281,351,935             1.253
AIT Select International Equity                               187,606,786       252,092,428             1.113
AIT Select Investment Grade Income                            180,789,543       199,400,360             1.106
AIT Select Strategic Growth                                     8,022,942         4,713,080             0.483
AIT Select Strategic Income                                    16,319,401        17,394,678             1.042
AIT Select Value Opportunity                                  103,421,676       158,451,978             1.975
AIM V.I. Aggressive Growth                                      4,526,201        62,994,062            10.810
AIM V.I. Blue Chip                                                339,436         2,415,322             7.110
AIM V.I. Value                                                  1,769,055        50,485,002            23.350
Alliance Growth Class B                                               180             4,452            16.310
Alliance Growth and Income Class B                              5,112,267       115,845,034            22.030
Alliance Premier Growth Class B                                 2,365,083        75,120,259            25.000
DGPF Growth Opportunities Service Class                         1,246,504        26,582,365            14.970
DGPF International Equity                                       5,507,005        78,106,637            13.900
DGPF Select Growth Service Class                                    1,354            11,412             8.280
Deutsche VIT EAFE Equity Index                                      7,454            71,523             8.390
Deutsche VIT Equity 500 Index                                       9,749           122,364            11.980
Deutsche VIT Small Cap Index                                        5,092            53,759            10.730
Eaton Vance VT Floating Rate-Income                               514,067         5,140,674            10.000
Fidelity VIP Equity-Income                                     22,372,977       431,537,223            22.750
Fidelity VIP Growth                                            14,999,565       506,015,313            33.610
Fidelity VIP High Income                                       17,834,656       195,919,732             6.410
Fidelity VIP Overseas                                           7,212,852       135,730,792            13.880
Fidelity VIP II Asset Manager                                   6,515,025       104,732,992            14.510
Fidelity VIP II Contrafund Service Class 2                        286,690         5,609,088            20.000
Fidelity VIP III Growth & Income Service Class 2                    1,220            15,883            13.070
Fidelity VIP III Growth Opportunities Service Class 2             431,556         7,437,990            15.040
Fidelity VIP III Midcap Service Class 2                               214             3,972            19.490
FT VIP Franklin Natural Resources Securities Class 2              453,523         6,144,840            11.830
FT VIP Franklin Small Cap Class 2                               2,392,942        52,299,589            17.850
FT VIP Mutual Shares Securities Class 2                               297             4,305            14.030
FT VIP Templeton Developing Markets Securities Class 2                725             4,001             4.760
INVESCO VIF Dynamics                                                  876            11,204            12.540
INVESCO VIF Equity Income                                             857            15,823            18.580
INVESCO VIF Health Sciences                                     1,596,894        30,733,458            18.200
Janus Aspen Aggressive Growth Service Shares                          106             3,972            21.730
Janus Aspen Capital Appreciation Service Shares                     1,879            44,031            20.570
Janus Aspen Growth Service Shares                               3,535,657        91,476,559            19.760
Janus Aspen Growth and Income Service Shares                    3,490,676        62,002,614            14.870
Janus Aspen International Growth Service Shares                       130             3,993            23.300
Pioneer Emerging Markets VCT Class II                             541,320         6,824,313            11.190
Pioneer Fund VCT Class II                                             616            11,947            19.050
Pioneer Real Estate Growth VCT Class II                           447,268         6,341,855            14.750
Scudder Government Securities (a)                                   9,982           121,933            12.330
Scudder Technology Growth (a)                                   3,188,309        49,440,878             9.360
SVS Dreman Financial Services (a)                               1,360,691        14,450,538            10.780
T. Rowe Price International Stock                              11,512,857       155,804,474            11.470


NOTE 4 -  EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate charge is made for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.

                                            ALLMERICA
                                           ADVANTAGE &      DIRECTED        ALLMERICA       ALLMERICA       ALLMERICA
                                           EXECANNUITY      ADVISORY        IMMEDIATE        PREMIER          VALUE
VARIABLE ACCOUNT DEDUCTIONS:                   PLUS         SOLUTIONS       ADVANTAGE         CHOICE       GENERATION
Mortality and Expense Risk (Annual Rate)           1.25%           0.50%           1.25%           1.30%           0.65%
Administrative Expense (Annual Rate)               0.20%           0.15%           0.20%           0.20%           0.15%
Optional Rider Fees (Annual Rate):                                                                 0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)            0.15%-0.25%           0.25%            N/A             N/A            0.25%
Annual Contract Fee (Maximum)              $         30    $         35    $          0    $         35    $         35


     During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 -  CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:



                                                                      ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                     24,190,614       $  68,162,311         38,196,765         $ 137,774,880
  Redemption of Units                                  (44,436,814)       (122,553,289)       (39,292,689)         (141,066,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (20,246,200)      $ (54,390,978)        (1,095,924)        $  (3,291,869)
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                     27,336,016       $  84,666,465         41,751,747         $ 162,143,040
  Redemption of Units                                  (36,637,802)       (112,920,697)       (37,631,010)         (146,255,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,301,786)      $ (28,254,232)         4,120,737         $  15,887,291
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                     41,902,067       $  66,869,582         19,582,720         $  23,746,020
  Redemption of Units                                  (24,980,906)        (39,449,198)       (28,939,499)          (37,378,303)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,921,161       $  27,420,384         (9,356,779)        $ (13,632,283)
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                    660,815,205       $ 919,404,279        670,749,763         $ 870,209,418
  Redemption of Units                                 (630,022,561)       (876,393,828)      (739,117,079)         (959,821,932)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             30,792,644       $  43,010,451        (68,367,316)        $ (89,612,514)
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                     26,476,575       $  56,753,676         54,712,706         $ 187,434,755
  Redemption of Units                                  (44,873,792)        (95,094,608)       (39,991,298)         (137,969,345)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (18,397,217)      $ (38,340,932)        14,721,408         $  49,465,410
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                     24,307,921       $  54,498,860         25,937,090         $  70,806,342
  Redemption of Units                                  (29,521,092)        (66,363,049)       (25,437,839)          (70,367,753)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (5,213,171)      $ (11,864,189)           499,251         $     438,589
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                     13,263,625       $   8,587,856          2,019,143         $   1,757,755
  Redemption of Units                                   (4,323,757)         (2,834,150)          (269,986)             (170,417)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              8,939,868       $   5,753,706          1,749,157         $   1,587,338
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                     29,017,803       $  65,604,221         42,405,060         $ 145,285,958
  Redemption of Units                                  (42,875,295)        (96,871,213)       (34,898,511)         (119,999,563)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (13,857,492)      $ (31,266,992)         7,506,549         $  25,286,395
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                     18,713,306       $  39,824,662         45,550,702         $ 162,143,040
  Redemption of Units                                  (41,721,372)        (88,494,505)       (38,878,149)         (146,255,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (23,008,066)      $ (48,669,843)         6,672,553         $  15,887,291
                                                    ===============     ===============     ==============       ===============

                                                                ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select International Equity
  Issuance of Units                                     47,351,446       $  75,503,839         47,222,243         $ 187,434,755
  Redemption of Units                                  (46,506,562)        (72,927,868)       (33,981,177)         (137,969,345)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                844,884       $   2,575,971         13,241,066         $  49,465,410
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                     50,160,064       $  88,749,692         20,905,240         $  35,008,889
  Redemption of Units                                  (33,662,753)        (59,222,728)       (35,851,320)          (59,319,949)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,497,311       $  29,526,964        (14,946,080)        $ (24,311,060)
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                      7,203,671       $   3,793,638          2,780,577         $   2,467,738
  Redemption of Units                                   (2,060,391)         (1,211,788)          (107,303)              (90,833)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,143,280       $   2,581,850          2,673,274         $   2,376,905
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                     18,867,137       $  19,450,637                  -         $           -
  Redemption of Units                                   (2,540,631)         (2,585,568)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,326,506       $  16,865,069                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                     21,483,991       $  53,604,643         22,041,624         $  23,746,020
  Redemption of Units                                  (30,629,376)        (75,900,045)       (40,840,800)          (37,378,303)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,145,385)      $ (22,295,402)       (18,799,176)        $ (13,632,283)
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                     58,067,542       $  41,827,944         35,052,161         $  35,558,109
  Redemption of Units                                  (18,474,682)        (12,402,835)        (1,049,389)           (1,050,833)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             39,592,860       $  29,425,109         34,002,772         $  34,507,276
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                      3,142,632       $   2,723,077                  -         $           -
  Redemption of Units                                     (359,815)           (314,749)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              2,782,817       $   2,408,328                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                     42,228,989       $  33,957,065         36,304,926         $  34,611,364
  Redemption of Units                                  (23,265,947)        (17,560,325)        (1,152,612)           (1,078,793)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             18,963,042       $  16,396,740         35,152,314         $  33,532,571
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                    101,592,746       $ 107,265,957         27,355,991         $  28,015,735
  Redemption of Units                                  (19,954,534)        (20,872,532)        (1,091,587)           (1,087,614)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             81,638,212       $  86,393,425         26,264,404         $  26,928,121
                                                    ===============     ===============     ==============       ===============

                                                                ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Alliance Premier Growth Class B
  Issuance of Units                                     74,916,919       $  52,239,454         42,811,140         $  39,646,683
  Redemption of Units                                  (27,129,476)        (17,472,643)          (934,593)             (871,997)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             47,787,443       $  34,766,811         41,876,547         $  38,774,686
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                     19,128,302       $  14,306,589         20,991,543         $  20,580,591
  Redemption of Units                                  (13,365,386)         (9,545,934)          (643,817)             (604,730)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,762,916       $   4,760,655         20,347,726         $  19,975,861
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                     12,150,470       $  21,323,600         13,646,691         $  34,409,663
  Redemption of Units                                  (23,936,766)        (42,938,283)       (19,898,884)          (46,227,243)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (11,786,296)      $ (21,614,683)        (6,252,193)        $ (11,817,580)
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                      6,072,228       $   5,863,428                  -         $           -
  Redemption of Units                                   (1,040,771)           (814,193)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,031,457       $   5,049,235                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                     36,183,446       $ 119,848,742         32,688,360         $ 110,842,109
  Redemption of Units                                  (40,992,127)       (135,287,331)       (60,423,820)         (203,045,663)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (4,808,681)      $ (15,438,589)       (27,735,460)        $ (92,203,554)
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                     20,765,594       $  77,005,047         43,692,087         $ 221,710,552
  Redemption of Units                                  (40,499,718)       (147,703,844)       (38,765,764)         (196,889,949)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (19,734,124)      $ (70,698,797)         4,926,323         $  24,820,603
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                     20,510,377       $  33,817,281         26,362,266         $  60,493,907
  Redemption of Units                                  (34,819,743)        (58,577,577)       (34,408,677)          (78,026,121)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (14,309,366)      $ (24,760,296)        (8,046,411)        $ (17,532,214)
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                     12,912,401       $  22,722,631         34,673,108         $  79,500,582
  Redemption of Units                                  (22,327,154)        (38,777,512)       (20,843,555)          (46,214,051)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,414,753)      $ (16,054,881)        13,829,553         $  33,286,531
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                     11,706,479       $  20,236,166         20,307,103         $  45,526,550
  Redemption of Units                                  (25,140,281)        (42,776,722)       (29,720,642)          (62,754,447)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (13,433,802)      $ (22,540,556)        (9,413,539)        $ (17,227,897)
                                                    ===============     ===============     ==============       ===============

                                                                 ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS              AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                      6,383,235       $   5,887,744                  -         $           -
  Redemption of Units                                     (356,006)           (289,426)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              6,027,229       $   5,598,318                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunities
 Service Class 2
  Issuance of Units                                      6,897,138       $   5,261,168          5,019,985         $   4,833,986
  Redemption of Units                                   (2,885,085)         (2,071,432)          (318,921)             (300,881)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,012,053       $   3,189,736          4,701,064         $   4,533,105
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                      6,728,122       $   7,194,177          1,571,524         $   1,689,653
  Redemption of Units                                   (2,571,633)         (2,450,850)           (73,553)              (80,688)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,156,489       $   4,743,327          1,497,971         $   1,608,965
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                     40,839,355       $  32,289,075         40,802,284         $  39,632,999
  Redemption of Units                                  (20,544,672)        (16,717,939)        (1,347,385)           (1,259,923)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             20,294,683       $  15,571,136         39,454,899         $  38,373,076
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                     21,935,357       $  21,961,863         18,606,911         $  20,167,861
  Redemption of Units                                   (9,353,533)         (9,869,368)          (984,209)           (1,036,838)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             12,581,824       $  12,092,495         17,622,702         $  19,131,023
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                     87,448,570       $  61,956,055         47,436,640         $  46,825,352
  Redemption of Units                                  (23,373,141)        (15,060,367)        (1,485,343)           (1,444,718)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             64,075,429       $  46,895,688         45,951,297         $  45,380,634
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                     48,504,156       $  39,395,639         41,810,978         $  40,823,719
  Redemption of Units                                  (21,097,444)        (15,743,242)        (1,584,473)           (1,540,842)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             27,406,712       $  23,652,397         40,226,505         $  39,282,877
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                      7,112,302       $   5,251,367          6,633,204         $   5,702,583
  Redemption of Units                                   (4,695,610)         (3,373,446)          (308,562)             (258,918)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              2,416,692       $   1,877,921          6,324,642         $   5,443,665
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                      6,854,811       $   6,978,111          2,335,557         $   2,200,304
  Redemption of Units                                   (2,197,681)         (2,280,707)          (830,836)             (767,395)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,657,130       $   4,697,404          1,504,721         $   1,432,909
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services  (a)
  Issuance of Units                                      9,603,835       $  10,978,964          8,495,247         $   9,291,838
  Redemption of Units                                   (4,879,875)         (5,386,151)          (372,226)             (394,178)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,723,960       $   5,592,813          8,123,021         $   8,897,660
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                     48,369,023       $  27,513,034         41,314,268         $  40,109,498
  Redemption of Units                                  (26,393,130)        (13,314,834)        (1,691,053)           (1,640,512)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             21,975,893       $  14,198,200         39,623,215         $  38,468,986
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                     76,241,828          96,113,203         34,658,616         $  63,767,970
  Redemption of Units                                  (38,106,057)        (46,652,848)       (25,158,031)          (47,241,708)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             38,135,771          49,460,355          9,500,585         $  16,526,262
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                          ALLMERICA IMMEDIATE ADVANTAGE
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                        577,369       $     475,846                  -         $           -
  Redemption of Units                                     (170,228)           (142,918)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                407,141       $     332,928                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                      1,021,259       $     832,082                  -         $           -
  Redemption of Units                                     (207,108)           (168,744)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                814,151       $     663,338                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                        173,300       $     198,210                  -         $           -
  Redemption of Units                                     (43,970)             (50,290)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                129,330       $     147,920                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                        410,000       $     442,033                  -         $           -
  Redemption of Units                                     (208,235)           (224,504)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                201,765       $     217,529                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                        255,273       $     148,144                  -         $           -
  Redemption of Units                                     (151,452)            (87,893)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                103,821       $      60,251                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                        190,504       $     195,471                  -         $           -
  Redemption of Units                                      (77,525)            (79,546)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                112,979       $     115,925                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                         33,024       $      19,767                  -         $           -
  Redemption of Units                                       (5,283)             (3,162)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,741       $      16,605                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                        409,414       $     292,371                  -         $           -
  Redemption of Units                                     (182,197)           (130,111)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                227,217       $     162,260                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                        390,083       $     333,555                  -         $           -
  Redemption of Units                                      (98,650)            (84,354)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                291,433       $     249,201                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                        439,294       $     341,141                  -         $           -
  Redemption of Units                                     (72,552)             (56,342)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                366,742       $     284,799                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                        429,689       $     493,684                  -         $           -
  Redemption of Units                                     (128,712)           (147,882)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                               300,977        $     345,802                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                        64,569        $      28,276                  -         $           -
  Redemption of Units                                     (38,096)             (16,683)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                26,473        $      11,593                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                    ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select Strategic Income
  Issuance of Units                                         24,710       $      25,601                  -         $           -
  Redemption of Units                                        8,876               9,196                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 33,586       $      34,797                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                        414,792       $     609,340                  -         $           -
  Redemption of Units                                      (50,642)            (74,395)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                364,150       $     534,945                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                         71,982       $      67,102                  -         $           -
  Redemption of Units                                       (1,570)             (1,463)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 70,412       $      65,639                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                         18,773       $      16,325                  -         $           -
  Redemption of Units                                          (50)                (46)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,723       $      16,279                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                        127,939       $     115,841                  -         $           -
  Redemption of Units                                       (2,127)             (1,926)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                125,812       $     113,915                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                        339,952       $     289,997                  -         $           -
  Redemption of Units                                      (32,750)             (4,343)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                307,202       $     285,654                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Premier Growth Class B
  Issuance of Units                                        281,102       $     151,126                  -         $           -
  Redemption of Units                                     (114,633)             (3,443)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                166,469       $     147,683                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          8,529       $       7,500                  -         $           -
  Redemption of Units                                          (64)                (63)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,465       $       7,437                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                         66,227       $      66,344                  -         $           -
  Redemption of Units                                      (12,479)            (12,501)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 53,748       $      53,843                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                         64,734       $      64,910                  -         $           -
  Redemption of Units                                       (2,323)             (2,329)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 62,411       $      62,581                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                        635,263       $     675,250                  -         $           -
  Redemption of Units                                     (119,208)           (126,712)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                516,055       $     548,538                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                        792,670       $     605,669                  -         $           -
  Redemption of Units                                     (182,575)           (139,503)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                610,095       $     466,166                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                     ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP High Income
  Issuance of Units                                        266,018       $     188,237                  -         $           -
  Redemption of Units                                      (44,331)            (31,369)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                221,687       $     156,868                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                        248,669       $     181,503                  -         $           -
  Redemption of Units                                      (48,395)            (35,323)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                200,274       $     146,180                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                        196,108       $     181,338                  -         $           -
  Redemption of Units                                      (43,069)            (39,825)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                153,039       $     141,513                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                         26,588       $      24,916                  -         $           -
  Redemption of Units                                         (174)               (163)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 26,414       $      24,753                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunties
 Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          5,833       $       5,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,833       $       5,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                        105,214       $      97,492                  -         $           -
  Redemption of Units                                       (2,373)             (2,199)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                102,841       $      95,293                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                         79,451       $      79,993                  -         $           -
  Redemption of Units                                       (3,581)             (3,611)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 75,870       $      76,382                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                        128,296       $     108,959                  -         $           -
  Redemption of Units                                       (2,162)             (1,836)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                126,134       $     107,123                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                         60,746       $      53,663                  -         $           -
  Redemption of Units                                         (439)               (388)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 60,307       $      53,275                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                         16,190       $      16,668                  -         $           -
  Redemption of Units                                         (954)               (990)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,236       $      15,678                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                    ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
SVS Dreman Financial Services (a)
  Issuance of Units                                          5,031       $       5,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,031       $       5,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                         48,113       $      41,941                  -         $           -
  Redemption of Units                                       (1,350)             (1,206)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 46,763       $      40,735                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                        171,945             117,463                  -         $           -
  Redemption of Units                                      (14,001)             (9,565)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                157,944             107,898                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            DIRECTED ADVISORY SOLUTIONS
                                                                              YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Money Market
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth Class B
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                         12,760       $       10,001                 -         $           -
  Redemption of Units                                            -                    -                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 12,760       $       10,001                 -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                         10,688       $       9,753                  -         $           -
  Redemption of Units                                         (582)               (576)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 10,106       $       9,177                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Select Growth Service Class
  Issuance of Units                                         13,252       $       9,754                  -         $           -
  Redemption of Units                                         (418)               (312)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 12,834       $       9,442                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                         DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2001                                  2000
                                                    ------------------------------------    ------------------------------------
                                                         UNITS              AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP III Growth & Income Service  Class 2
  Issuance of Units                                         15,467       $      13,744                  -         $           -
  Redemption of Units                                          (38)                (35)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,429       $      13,709                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Midcap Service Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDP First Trust 10 Uncommon Values
  Issuance of Units                                              -       $        775                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        775                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDP NASDAQ Target 15
  Issuance of Units                                              -       $        512                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        512                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Financial Services
  Issuance of Units                                              -       $        264                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        264                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Life Sciences
  Issuance of Units                                              -       $        112                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        112                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Technology
  Issuance of Units                                              -       $      1,059                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      1,059                   -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Templeton Developing Markets
 Securitites Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Dynamics
  Issuance of Units                                         14,501       $      9,753                   -         $           -
  Redemption of Units                                         (764)              (522)                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 13,737       $      9,231                   -         $           -
                                                    ===============     ===============     ==============       ===============

 INVESCO VIF Equity Income
  Issuance of Units                                         15,616       $     13,719                   -         $           -
  Redemption of Units                                          (97)               (89)                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,519       $     13,630                   -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                     DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Fund VCT Class II
  Issuance of Units                                         11,301       $       9,801                  -         $           -
  Redemption of Units                                          (36)                (32)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,265       $       9,769                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Government Securities (a)
  Issuance of Units                                         17,424       $      18,572                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 17,424       $      18,572                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            ALLMERICA VALUE GENERATION
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                          UNITS              AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Money Market
  Issuance of Units                                         41,637       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 41,637       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth Class B
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                         69,483       $      61,945                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 69,483       $      61,945                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                        131,943       $     119,928                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                131,943       $     119,928                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                         44,016       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 44,016       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Select Growth Service Class
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                       ALLMERICA VALUE GENERATION (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth & Income Service  Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Midcap Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDP First Trust 10 Uncommon Values
  Issuance of Units                                         99,857       $     100,777                  -         $           -
  Redemption of Units                                      (99,857)            (61,679)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      39,098                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDP NASDAQ Target 15
  Issuance of Units                                         99,857       $     100,514                  -         $           -
  Redemption of Units                                      (99,857)            (73,091)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      27,423                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Financial Services
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)             (1,734)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $         266                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Life Sciences
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)             (1,885)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $         115                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Technology
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)               (939)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $       1,061                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Templeton Developing Markets
 Securitites Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Dynamics
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Equity Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA VALUE GENERATION (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                         47,874       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 47,874       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Fund VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Government Securities (a)
  Issuance of Units                                         98,581       $      99,872                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 98,581       $      99,872                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            ALLMERICA PREMIER CHOICE
                                                                             YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                          3,229       $       3,280                  -         $           -
  Redemption of Units                                          (40)                (44)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,189       $       3,236                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                         45,808       $      50,519                  -         $           -
  Redemption of Units                                          (22)                (24)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 45,786       $      50,495                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                        258,735       $     255,527                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                258,735       $     255,527                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                      6,660,907       $   6,682,732                  -         $           -
  Redemption of Units                                   (1,419,170)         (1,423,989)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,241,737       $   5,258,743                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                          2,541       $       2,624                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,541       $       2,624                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                          2,658       $       2,740                  -         $           -
  Redemption of Units                                          (22)                (26)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,636       $       2,714                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select Emerging Markets
  Issuance of Units                                         20,253       $      25,036                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 20,253       $      25,036                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                         77,982       $      85,608                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 77,982       $      85,608                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                          5,494       $       5,847                  -         $           -
  Redemption of Units                                           (5)                 (6)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,489       $       5,841                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                        118,206       $     126,847                  -         $           -
  Redemption of Units                                         (263)               (285)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                117,943       $     126,562                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                         92,354       $      91,912                  -         $           -
  Redemption of Units                                         (119)               (118)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 92,235       $      91,794                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                         21,800       $      30,188                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 21,800       $      30,188                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                         52,481       $      52,213                  -         $           -
  Redemption of Units                                          (75)                (74)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 52,406       $      52,139                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                          2,713       $       2,824                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,713       $       2,824                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                         48,748       $      56,372                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 48,748       $      56,372                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                       149,955        $     164,708                  -         $           -
  Redemption of Units                                        (147)                (164)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                               149,808        $     164,544                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Alliance Premier Growth Class B
  Issuance of Units                                         43,406       $      49,267                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 43,406       $      49,267                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          3,576       $       3,875                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,576       $       3,875                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                          2,881       $       2,936                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,881       $       2,936                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                          2,200       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,200       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                        123,749       $     135,070                  -         $           -
  Redemption of Units                                         (106)               (115)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                123,643       $     134,955                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                          4,785       $       5,155                  -         $           -
  Redemption of Units                                          (54)                (63)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  4,731       $       5,092                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                          6,822       $       6,895                  -         $           -
  Redemption of Units                                          (25)                (26)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  6,797       $       6,869                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,189       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,189       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunties
 Service Class 2
  Issuance of Units                                          3,695       $       3,875                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,695       $       3,875                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                          2,516       $       2,624                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,516       $       2,624                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                          2,189       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,189       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                         82,510       $       94,450                 -         $           -
  Redemption of Units                                            -                    -                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 82,510       $       94,450                 -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                          5,633       $       5,891                  -         $           -
  Redemption of Units                                          (30)                (33)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,603       $       5,858                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,847       $       2,936                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,847       $       2,936                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          3,115       $       3,080                  -         $           -
  Redemption of Units                                          (19)                (19)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,096       $       3,061                  -         $           -
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                        172,741             188,453                  -         $           -
  Redemption of Units                                         (607)               (666)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                172,134             187,787                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                         11,523       $      12,296                  -         $           -
  Redemption of Units                                         (132)               (146)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,391       $      12,150                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Government Bond
  Issuance of Units                                        164,712       $     163,053                  -         $           -
  Redemption of Units                                      (20,226)            (20,000)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                144,486       $     143,053                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                        592,477       $     593,821                  -         $           -
  Redemption of Units                                     (572,724)           (574,187)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 19,753       $      19,634                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                         18,386       $      21,336                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,386       $      21,336                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                         17,346       $      18,583                  -         $           -
  Redemption of Units                                         (196)               (217)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 17,150       $      18,366                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                         27,058       $      28,630                  -         $           -
  Redemption of Units                                          (29)                (31)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,029       $      28,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                        145,424       $     144,639                  -         $           -
  Redemption of Units                                          (29)                (29)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                145,395       $     144,610                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                          5,149       $       6,164                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,149       $       6,164                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                         61,791       $      62,204                  -         $           -
  Redemption of Units                                      (37,694)            (37,688)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 24,097       $      24,516                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                         18,818       $      21,336                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,818       $      21,336                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIM V.I. Aggressive Growth
  Issuance of Units                                         15,410       $      17,355                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,410       $      17,355                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                         48,828       $      52,931                  -         $           -
  Redemption of Units                                         (263)               (291)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 48,565       $      52,640                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Premier Growth Class B
  Issuance of Units                                         27,732       $      30,954                  -         $           -
  Redemption of Units                                         (227)               (261)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,505       $      30,693                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                         28,413       $      28,397                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 28,413       $      28,397                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                         53,006       $      56,418                  -         $           -
  Redemption of Units                                         (478)               (518)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 52,528       $      55,900                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                         13,648       $      15,198                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 13,648       $      15,198                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Asset Manager
  Issuance of Units                                          8,283       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,283       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunities
 Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                          7,617       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  7,617       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                         14,541       $      14,968                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 14,541       $      14,968                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                         38,783       $      43,371                  -         $           -
  Redemption of Units                                         (155)               (176)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 38,628       $      43,195                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                          8,422       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,422       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                         11,999       $      14,968                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,999       $      14,968                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                         25,976       $      27,816                  -         $           -
  Redemption of Units                                          (55)                (59)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 25,921       $      27,757                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

NOTE 6 -  PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:


INVESTMENT PORTFOLIO                                         PURCHASES           SALES
-------------------------------------------------------   ---------------   ---------------
AIT Core Equity                                           $   119,452,871   $    65,930,396
AIT Equity Index                                               36,797,214        43,946,342
AIT Government Bond                                            39,400,825         8,275,360
AIT Money Market                                              143,732,389        89,469,864
AIT Select Aggressive Growth                                   68,739,916        47,685,533
AIT Select Capital Appreciation                                22,784,150        23,406,713
AIT Select Emerging Markets                                     7,526,641         1,786,313
AIT Select Growth                                              20,925,003        40,493,573
AIT Select Growth and Income                                    2,306,214        53,131,253
AIT Select International Equity                                59,409,845        13,757,992
AIT Select Investment Grade Income                             46,652,994         8,482,255
AIT Select Strategic Growth                                     3,458,899           854,182
AIT Select Strategic Income                                    18,086,037           697,406
AIT Select Value Opportunity                                   29,126,000        33,019,531
AIM V.I. Aggressive Growth                                     30,145,415         1,162,932
AIM V.I. Blue Chip                                              2,490,741            68,260
AIM V.I. Value                                                 21,033,508         4,210,872
Alliance Growth Class B                                             4,482                22
Alliance Growth and Income Class B                             89,681,385           652,932
Alliance Premier Growth Class B                                38,431,675         1,498,365
DGPF Growth Opportunities Service Class                        13,478,139         4,466,000
DGPF International Equity                                      14,447,187        27,696,165
DGPF Select Growth Service Class                                   11,753               341
Deutsche VIT EAFE Equity Index                                     71,936               377
Deutsche VIT Equity 500 Index                                     124,975             2,732
Deutsche VIT Small Cap Index                                       54,601               871
Eaton Vance VT Floating Rate-Income                             5,637,492           496,818
Fidelity VIP Equity-Income                                     51,253,830        38,724,490
Fidelity VIP Growth                                            49,114,977        82,161,347
Fidelity VIP High Income                                       23,368,034        31,356,571
Fidelity VIP Overseas                                          20,170,643        20,189,667
Fidelity VIP II Asset Manager                                   8,748,426        25,956,202
Fidelity VIP II Contrafund Service Class 2                      5,631,571            20,518
Fidelity VIP III Growth & Income Service Class 2                   15,949                64
Fidelity VIP III Growth Opportunities Service Class 2           4,115,898           983,142
Fidelity VIP III Midcap Service Class 2                             4,001                29
FDP First Trust 10 Uncommon Values                                104,000            64,576
FDP NASDAQ Target 15                                              104,001            76,576
FDSF First Trust Financial Services                                 4,000             3,494
FDSF First Trust Life Sciences                                      4,000             3,796
FDSF First Trust Technology                                         4,000             1,894
FT VIP Franklin Natural Resources Securities Class 2            5,816,746         1,090,820
FT VIP Franklin Small Cap Class 2                              19,031,479         3,764,986
FT VIP Mutual Shares Securities Class 2                             4,334                29
FT VIP Templeton Developing Markets Securities Class 2              4,030                25
INVESCO VIF Dynamics                                               11,752               551
INVESCO VIF Equity Income                                          15,943               120
INVESCO VIF Health Sciences                                    14,206,260         2,299,873
Janus Aspen Aggressive Growth Service Shares                        4,000                20
Janus Aspen Capital Appreciation Service Shares                    44,319               263
Janus Aspen Growth Service Shares                              47,002,610           592,846
Janus Aspen Growth and Income Service Shares                   26,012,900         2,588,734
Janus Aspen International Growth Service Shares                     4,022                23
Pioneer Emerging Markets VCT Class II                           4,017,059         2,224,188
Pioneer Fund VCT Class II                                          12,010                60
Pioneer Real Estate Growth VCT Class II                         5,933,651         1,054,472
Scudder Government Securities (a)                                 124,723             2,716
Scudder Technology Growth (a)                                  18,063,909         4,213,262
SVS Dreman Financial Services (a)                               7,935,111         2,305,884
T. Rowe Price International Stock                              54,063,588         3,316,129

(a) Re-branded.  See Note 1.

NOTE 7 -  FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
AIT Core Equity
2001                                                          148,162,828    0.756116       2.55872      $376,061,629
AIT Equity Index
2001                                                          127,976,415    0.811128      3.011838       382,129,387
AIT Government Bond
2001                                                           59,852,267    0.992908      1.668090        99,477,576
AIT Money Market
2001                                                          174,031,752     1.00287      1.410070       243,012,941
AIT Select Aggressive Growth
2001                                                          120,153,775    0.589748      1.971858       236,247,736
AIT Select Capital Appreciation
2001                                                           76,806,248     1.05943      2.375406       181,940,231
AIT Select Emerging Markets
2001                                                           10,768,268    0.557308      1.262038         7,175,527
AIT Select Growth
2001                                                          131,725,833    0.630019      2.053993       268,988,199
AIT Select Growth and Income
2001                                                          116,883,226    0.800286      2.025735       235,807,172
AIT Select International Equity
2001                                                          144,797,653    0.735199      1.445470       208,807,397
AIT Select Investment Grade Income
2001                                                          109,062,345    0.993628      1.838314       199,955,210
AIT Select Strategic Growth
2001                                                            7,955,829    0.452317      1.423638         3,865,141
AIT Select Strategic Income
2001                                                           16,436,597    0.988591      1.035402        17,014,495
AIT Select Value Opportunity
2001                                                           76,002,251    1.212296      2.695082       204,254,111
AIM V.I.  Aggressive Growth
2001                                                           73,730,202     0.66302      1.160501        48,930,459
AIM V.I.  Blue Chip
2001                                                            2,809,540    0.774442      1.120935         2,413,388
AIM V.I.  Value
2001                                                           54,245,168    0.761244      1.105970        41,310,710
Alliance Growth Class B
2001                                                                4,000      0.7312      0.732271             2,927
Alliance Growth and Income Class B
2001                                                          108,408,192    0.925555      1.106216       112,630,637
Alliance Premier Growth Class B
2001                                                           89,901,371    0.657009      1.139865        59,133,166
DGPF Growth Opportunities Service Class
2001                                                           26,124,683    0.714076      1.253276        18,660,165
DGPF International Equity
2001                                                           45,485,346     0.92828      1.684992        76,546,721


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
AIT Core Equity
2001                                                              0.72%        1.10%        1.45%      -18.08%            8.36% (a)
AIT Equity Index
2001                                                               0.98         1.10         1.45       -13.29            10.44 (a)
AIT Government Bond
2001                                                               5.10         1.10         1.45        -0.71 (a)         6.07
AIT Money Market
2001                                                               4.10         1.10         1.45         0.29 (a)         3.42 (b)
AIT Select Aggressive Growth
2001                                                                N/A         1.10         1.45       -22.77            17.02 (a)
AIT Select Capital Appreciation
2001                                                                N/A         1.10         1.45        -2.56            23.18 (a)
AIT Select Emerging Markets
2001                                                                N/A         1.10         1.45       -10.45            26.20 (a)
AIT Select Growth
2001                                                                N/A         1.10         1.45       -25.80             9.80 (a)
AIT Select Growth and Income
2001                                                               0.54         1.10         1.45       -13.03            10.90 (a)
AIT Select International Equity
2001                                                               1.60         1.10         1.45       -22.66             8.28 (a)
AIT Select Investment Grade Income
2001                                                               5.92         1.10         1.45        -0.64             6.38 (a)
AIT Select Strategic Growth
2001                                                                N/A         1.10         1.45       -30.31            42.36 (a)
AIT Select Strategic Income
2001                                                               4.38         1.10         1.45        -1.14             3.54
AIT Select Value Opportunity
2001                                                               0.60         1.10         1.45        11.05 (c)        21.31
AIM V.I.  Aggressive Growth
2001                                                                N/A         1.10         1.45       -27.13            16.05 (a)
AIM V.I.  Blue Chip
2001                                                               0.04         1.10         1.45       -22.56            12.09 (a)
AIM V.I.  Value
2001                                                               0.14         1.10         1.45       -13.83            10.60 (a)
Alliance Growth Class B
2001                                                               0.22         1.10         1.45       -26.88 (b)       -26.77 (b)
Alliance Growth and Income Class B
2001                                                               0.51         1.10         1.45        -7.44            10.62 (a)
Alliance Premier Growth Class B
2001                                                                N/A         1.10         1.45       -18.60            13.99 (a)
DGPF Growth Opportunities Service Class
2001                                                                N/A         1.10         1.45       -17.16            25.33 (a)
DGPF International Equity
2001                                                               2.75         1.10         1.45       -14.10             8.44 (a)

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
DGPF Select Growth Service Class
2001                                                               14,833    0.755064      0.756174            11,215
Deutsche VIT EAFE Equity Index
2001                                                               82,244    0.760235      0.761339            62,538
Deutsche VIT Equity 500 Index
2001                                                              133,944    0.871962      0.873251           116,796
Deutsche VIT Small Cap Index
2001                                                               54,121    1.009191      1.010649            54,634
Eaton Vance VT Floating Rate-Income
2001                                                            5,124,480    0.997877      1.003158         5,140,471
Fidelity VIP Equity-Income
2001                                                          156,956,210     1.04817      3.258663       508,985,191
Fidelity VIP Growth
2001                                                          147,016,944    0.720517      3.458177       504,140,254
Fidelity VIP High Income
2001                                                           75,550,433    0.677393      1.517653       114,319,692
Fidelity VIP Overseas
2001                                                           63,603,672    0.654952      1.579397       100,116,957
Fidelity VIP II Asset Manager
2001                                                           56,372,304     0.92169      1.681779        94,534,778
Fidelity VIP II Contrafund Service Class 2
2001                                                            6,061,831     0.91579      1.070652         5,733,787
Fidelity VIP III Growth & Income Service  Class 2
2001                                                               17,429    0.913698      0.915048            15,946
Fidelity VIP III Growth Opportunities Service Class 2
2001                                                            8,720,812    0.743986      1.115673         6,490,612
Fidelity VIP III Midcap Service Class 2
2001                                                                4,000    1.045952      1.047494             4,187
FT VIP Franklin Natural Resources Securities Class 2
2001                                                            5,664,293    0.782287      1.148696         5,365,174
FT VIP Franklin Small Cap Class 2
2001                                                           59,862,556    0.713103      1.264799        42,715,848
FT VIP Mutual Shares Securities Class 2
2001                                                                4,000    1.040222      1.041763             4,164
FT VIP Templeton Developing Markets Securities Class 2
2001                                                                3,999    0.862459      0.863728             3,452
INVESCO VIF Dynamics
2001                                                               15,736    0.696971      0.698002            10,982
INVESCO VIF Equity Income
2001                                                               17,519    0.907591      0.908943            15,921
INVESCO VIF Health Sciences
2001                                                           30,297,126    0.959082      1.047329        29,063,299
Janus Aspen Aggressive Growth Service Shares
2001                                                                4,000    0.579705      0.580557             2,321
Janus Aspen Capital Appreciation Service Shares
2001                                                               49,874    0.774987      0.776154            38,654


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
DGPF Select Growth Service Class                                  N/A         1.10         1.45       -24.49 (b)       -24.38 (b)
2001
Deutsche VIT EAFE Equity Index                                    N/A         1.10         1.45       -23.98 (b)       -23.87 (b)
2001
Deutsche VIT Equity 500 Index                                    1.02         1.10         1.45       -12.80 (b)       -12.67 (b)
2001
Deutsche VIT Small Cap Index                                     0.85         1.10         1.45         0.92 (b)         1.06 (b)
2001
Eaton Vance VT Floating Rate-Income                              1.36         1.10         1.45        -0.21 (a)         0.32
2001
Fidelity VIP Equity-Income                                       1.75         1.10         1.45        -6.34             9.54 (a)
2001
Fidelity VIP Growth                                              0.08         1.10         1.45       -18.85            16.79 (a)
2001
Fidelity VIP High Income                                        13.91         1.10         1.45       -13.01             3.16 (a)
2001
Fidelity VIP Overseas                                            5.70         1.10         1.45       -22.31            10.01 (a)
2001
Fidelity VIP II Asset Manager                                    4.72         1.10         1.45        -5.48             7.96 (a)
2001
Fidelity VIP II Contrafund Service Class 2                        N/A         1.10         1.45        -8.42 (b)         7.07 (a)
2001
Fidelity VIP III Growth & Income Service  Class 2                0.93         1.10         1.45        -8.63 (b)        -8.50 (b)
2001
Fidelity VIP III Growth Opportunities Service Class 2            0.29         1.10         1.45       -15.88            11.57 (a)
2001
Fidelity VIP III Midcap Service Class 2                           N/A         1.10         1.45         4.60 (b)         4.75 (b)
2001
FT VIP Franklin Natural Resources Securities Class 2             0.91         1.10         1.45       -34.39            14.87 (a)
2001
FT VIP Franklin Small Cap Class 2                                0.38         1.10         1.45       -16.48            26.48 (a)
2001
FT VIP Mutual Shares Securities Class 2                          1.91         1.10         1.45         4.02 (b)         4.18 (b)
2001
FT VIP Templeton Developing Markets Securities Class 2           0.87         1.10         1.45       -13.75 (b)       -13.63 (b)
2001
INVESCO VIF Dynamics                                              N/A         1.10         1.45       -30.30 (b)       -30.20 (b)
2001
INVESCO VIF Equity Income                                        3.23         1.10         1.45        -9.24 (b)        -9.11 (b)
2001
INVESCO VIF Health Sciences                                      0.37         1.10         1.45       -13.86             4.73 (a)
2001
Janus Aspen Aggressive Growth Service Shares                      N/A         1.10         1.45       -42.03 (b)       -41.94 (b)
2001
Janus Aspen Capital Appreciation Service Shares                  1.07         1.10         1.45       -22.50 (b)       -22.38 (b)
2001

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
Janus Aspen Growth Service Shares
2001                                                          110,273,998    0.632864      1.146528        69,869,913
Janus Aspen Growth and Income Service Shares
2001                                                           67,701,127    0.766656      1.096153        51,913,010
Janus Aspen International Growth Service Shares
2001                                                                4,000    0.754559      0.755656             3,020
Pioneer Emerging Markets VCT Class II
2001                                                            8,748,182    0.692386      1.146919         6,059,869
Pioneer Fund VCT Class II
2001                                                               13,264    0.882907      0.884198            11,726
Pioneer Real Estate Growth VCT Class II
2001                                                            6,182,183    1.028233      1.074891         6,597,134
Scudder Government Securities (d)
2001                                                              116,005    1.060713      1.062271           123,075
Scudder Technology Growth (d)
2001                                                           61,659,870    0.483601      1.298743        29,844,328
SVS Dreman Financial Services (d)
2001                                                           12,862,435    0.990875      1.140527        14,668,249
T.  Rowe Price International Stock
2001                                                          116,103,103    0.658115      1.138421       132,052,505


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
Janus Aspen Growth Service Shares
2001                                                            N/A         1.10         1.45       -25.99            14.65 (a)
Janus Aspen Growth and Income Service Shares
2001                                                           0.89         1.10         1.45       -14.83             9.62 (a)
Janus Aspen International Growth Service Shares
2001                                                           0.70         1.10         1.45       -24.54 (b)       -24.43 (b)
Pioneer Emerging Markets VCT Class II
2001                                                            N/A         1.10         1.45        -8.71            14.69 (a)
Pioneer Fund VCT Class II
2001                                                           0.74         1.10         1.45       -11.71 (b)       -11.58 (b)
Pioneer Real Estate Growth VCT Class II
2001                                                           5.34         1.10         1.45         2.82 (a)         6.73
Scudder Government Securities (d)
2001                                                           4.84         1.10         1.45         6.07 (b)         6.23 (b)
Scudder Technology Growth (d)
2001                                                           0.19         1.10         1.45       -33.37            29.87 (a)
SVS Dreman Financial Services (d)
2001                                                           1.16         1.10         1.45        -6.24             4.98 (a)
T.  Rowe Price International Stock
2001                                                           2.24         1.10         1.45       -23.34             9.76 (a)


*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) START DATE OF 10/01/01
(b) START DATE OF 1/12/01
(c) START DATE OF 5/1/01
(d) RE-BRANDED.  SEE NOTE 1.

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company were previously filed in Registrant's Post-Effective Amendment No. 17 on April 21, 2000, and are incorporated by reference herein.

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3 (a)  Underwriting and Administrative Service Agreement was
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein.

                    (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                    (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (d) Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

          EXHIBIT 4      Minimum Guaranteed Annuity Payout Rider was filed on

                         December 29, 1998 in Post-Effective Amendment No. 15,

                         and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245,

                         811-6632), and are incorporated by reference herein.

          EXHIBIT 5      Specimen Application Form A was previously filed on

                         April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

          EXHIBIT 6      The Depositor's Articles of Incorporation and Bylaws,

                         as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

          EXHIBIT 7      Not Applicable.

          EXHIBIT 8 (a)  Fidelity Service Agreement was previously filed on
                         April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

                    (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                    (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                    (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                    (f)  Directors' Power of Attorney is filed herewith.

          EXHIBIT 9      Opinion of Counsel is filed herewith.

          EXHIBIT 10     Consent of Independent Accountants is filed herewith.

          EXHIBIT 11     None.

          EXHIBIT 12     None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on May 1, 1993 in a post-effective amendment, and is incorporated by reference herein.

          EXHIBIT 14     Not Applicable.

          EXHIBIT 15(a) Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement is filed herewith. Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 21, 2000 in Registrant's Post-Effective
                         Amendment No. 17, and is incorporated by reference herein.

                    (b) Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (c) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) Amendment to Schedule A dated December 14, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (f) Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement is filed herewith. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293
                         and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement
                         No. 333-11377/811-7799, and is incorporated by reference herein.

                    (g) Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance is filed herewith. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.. Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (h) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                    (i) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO is filed herewith. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (j) Amendment dated May 25, 2000 to the Participation Agreement with Janus is filed herewith. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (k) Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors is filed herewith. Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                    (l) Amendment dated May 1, 2001 to the Pioneer Participation Amendment is filed herewith. Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (m) Eaton Vance Participation Agreement is filed herewith. Form of Eaton Vance Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                    (n) Form of Amendment and Participation Agreement with Variable Insurance Products Fund III were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                    (o) Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust is filed herewith. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                    (p) Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds is filed herewith. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief
                                            Executive Officer (1995- 2001) of
                                            Allmerica Financial Life Insurance
                                            and Annuity Company; Director and
                                            President (since 1998) of Allmerica
                                            Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 NAME                                         ADDRESS              TYPE OF BUSINESS
AAM Equity Fund                                         440 Lincoln Street    Massachusetts Grantor Trust
                                                        Worcester MA 01653

AAM Growth & Income Fund, L.P.                          440 Lincoln Street    Limited Partnership
                                                        Worcester MA 01653

AAM High Yield Fund, L.L.C.                             440 Lincoln Street    Limited liability company
                                                        Worcester MA 01653

Advantage Insurance Network, Inc.                       440 Lincoln Street    Insurance Agency
                                                        Worcester MA 01653

AFC Capital Trust I                                     440 Lincoln Street    Statutory Business Trust
                                                        Worcester MA 01653

Allmerica Asset Management, Inc.                        440 Lincoln Street    Investment advisory services
                                                        Worcester MA 01653

Allmerica Asset Management Limited                      440 Lincoln Street    Investment advisory services
                                                        Worcester MA 01653

Allmerica Benefits, Inc.                                440 Lincoln Street    Non-insurance medical services
                                                        Worcester MA 01653

Allmerica Equity Index Pool                             440 Lincoln Street    Massachusetts Grantor Trust
                                                        Worcester MA 01653

Allmerica Financial Alliance Insurance Company          100 North Parkway     Multi-line property and casualty insurance
                                                        Worcester MA 01605

Allmerica Financial Benefit Insurance Company           645 West Grand River  Multi-line property and casualty insurance
                                                        Howell MI 48843

Allmerica Financial Corporation                         440 Lincoln Street    Holding Company
                                                        Worcester MA 01653

Allmerica Financial Insurance Brokers, Inc.             440 Lincoln Street    Insurance Broker
                                                        Worcester MA 01653

Allmerica Financial Life Insurance and Annuity Company  440 Lincoln Street    Life insurance, accident and health insurance,
                                                        Worcester MA 01653    annuities, variable annuities and variable life
                                                                              insurance

                 NAME                                         ADDRESS              TYPE OF BUSINESS
Allmerica Financial Services Insurance Agency, Inc.     440 Lincoln Street    Insurance Agency
                                                        Worcester MA 01653

Allmerica Funding Corp.                                 440 Lincoln Street    Special purpose funding vehicle for
                                                        Worcester MA 01653    commercial paper

Allmerica Financial Investment Management Services,     440 Lincoln Street    Investment advisory services
Inc. (formerly known as Allmerica Institutional         Worcester MA 01653
Services, Inc. and 440 Financial Group of  Worcester,
Inc.)

Allmerica Investment Management Company, Inc.           440 Lincoln Street    Investment advisory services
                                                        Worcester MA 01653

Allmerica Investments, Inc.                             440 Lincoln Street    Securities, retail broker-dealer
                                                        Worcester MA 01653

Allmerica Investment Trust                              440 Lincoln Street    Investment Company
                                                        Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of Alabama  440 Lincoln Street    Insurance Agency
                                                        Worcester MA 01653

Allmerica Investments Insurance Agency of Florida, Inc. 440 Lincoln Street    Insurance Agency
                                                        Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of Georgia   440 Lincoln Street    Insurance Agency
                                                        Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of Kentucky  440 Lincoln Street    Insurance Agency
                                                        Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of          440 Lincoln Street    Insurance Agency
Mississippi                                             Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.                   440 Lincoln Street    Insurance Agency
                                                        Worcester MA 01653

Allmerica Securities Trust                              440 Lincoln Street    Investment Company
                                                        Worcester MA 01653

Allmerica Trust Company, N.A.                           440 Lincoln Street    Limited purpose national trust
                                                        Worcester MA 01653    company

AMGRO, Inc.                                             100 North Parkway     Premium financing
                                                        Worcester MA 01605

AMGRO Receivables Corporation                           100 North Parkway     Premium financing
                                                        Worcester MA 01605

                 NAME                                         ADDRESS                 TYPE OF BUSINESS
Citizens Insurance Company of America                   645 West Grand River    Multi-line property and casualty
                                                        Howell MI 48843         insurance

Citizens Insurance Company of Illinois                  333 Pierce Road         Multi-line property and casualty
                                                        Itasca IL 60143         insurance

Citizens Insurance Company of the  Midwest              3950 Priority Way       Multi-line property and casualty
                                                        South Drive, Suite 200  insurance
                                                        Indianapolis IN 46280

Citizens Insurance Company of Ohio                      One Prestige Place      Multi-line property and casualty
                                                        Suite 540               insurance
                                                        Miamisburg, OH

Citizens Management, Inc.                               645 West Grand River    Services management company
                                                        Howell MI 48843

Financial Profiles, Inc.                                5421 Avenida Encinas    Computer software company
                                                        Suite A
                                                        Carlsbad, CA  92008

First Allmerica Financial Life Insurance                440 Lincoln Street      Life, pension, annuity, accident and
Company                                                 Worcester MA 01653      health insurance company

First Sterling Limited                                  41 Cedar Avenue         Holding Company
                                                        Hamilton HM 12,
                                                        Bermuda

First Sterling Reinsurance Company Limited              41 Cedar Avenue         Reinsurance Company
                                                        Hamilton HM 12,
                                                        Bermuda

Greendale Special Placements Fund                       440 Lincoln Street      Massachusetts Grantor Trust
                                                        Worcester MA 01653

The Hanover American Insurance Company                  100 North Parkway       Multi-line property and casualty insurance
                                                        Worcester MA 01605

The Hanover Insurance Company                           100 North Parkway       Multi-line property and casualty insurance
                                                        Worcester MA 01605

Hanover Texas Insurance Management Company, Inc.        NationsBank Tower       Attorney-in-fact for Hanover Lloyd's Insurance
                                                        15301 Dallas Pkwy.      Company
                                                        Dallas, TX 75248

Hanover Lloyd's Insurance Company                       7557 Rambler Road       Multi-line property and casualty
                                                        Suite 500               insurance
                                                        Dallas TX 75231

Lloyds Credit Corporation                               440 Lincoln Street      Premium financing service franchises
                                                        Worcester MA 01653

                 NAME                                         ADDRESS                 TYPE OF BUSINESS
Massachusetts Bay Insurance Company                     100 North Parkway       Multi-line property and casualty insurance
                                                        Worcester MA 01605

Sterling Risk Management Services, Inc.                 440 Lincoln Street      Risk management services
                                                        Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica             440 Lincoln Street      Securities, retail broker-dealer
Services Corporation)                                   Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 76,619 Contract holders of qualified Contracts and 25,209 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

        NAME                     POSITION OR OFFICE WITH UNDERWRITER
        ----                     -----------------------------------
Emil J. Aberizk, Jr.             Vice President
Michael J. Brodeur               Vice President Operations
Mark R. Colborn                  Vice President
Charles F. Cronin                Secretary/Clerk
Claudia J. Eckels                Vice President
Philip L. Heffernan              Vice President
J. Kendall Huber                 Director
Mark A. Hug                      Director and Vice President
Mark C. McGivney                 Treasurer
William F. Monroe, Jr.           President, Director and Chief Executive Officer
K. David Nunley                  Vice President
Stephen Parker                   Vice President and Director
Richard M. Reilly                Director and Chairman of the Board
James S. Shorris                 Vice President, Chief Compliance Officer and Counsel

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 1999. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

     Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on withdrawal imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                                ---------------------
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                         DATE
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       April 1, 2002
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-39702)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants

Exhibit 15(a) Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement

Exhibit 15(c) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement

Exhibit 15(d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement

Exhibit 15(f) Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement

Exhibit 15(g) Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance

Exhibit 15(h) Form of Amendment dated May 1, 2002 and the Franklin Templeton Participation Agreement

Exhibit 15(i) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO

Exhibit 15(j) Amendment dated May 25, 2000 to the Participation Agreement with Janus

Exhibit 15(k) Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors

Exhibit 15(l)     Amendment dated May 1, 2001 to the Pioneer Participation
                  Agreement

Exhibit 15(m)     Eaton Vance Participation Agreement

Exhibit 15(o) Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust

Exhibit 15(p) Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds